As filed with the SEC on April 28, 2017

Registration No. 33-24400

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 38	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 95	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Exact name of registrant)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of depositor)

100 Salem Street

Smithfield, Rhode Island 02917

(Address of depositor’s principal executive offices)

Depositor’s telephone number:  (800) 544-8888

WILLIAM J. JOHNSON, JR.

President

Fidelity Investments Life Insurance Company

100 Salem Street

Smithfield, Rhode Island 02917

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):
☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on April 30, 2017, pursuant to paragraph (b) (1) (iii) of rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of rule 485
☐	on , pursuant to paragraph (a) (1) of rule 485
☐	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page of
☐	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page

Prospectus

Fidelity Retirement Reserves®

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life," "we," "us," the "Company," or "FILI"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

You may purchase the Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended. You may choose to receive amounts in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.

Investment Options & Fixed Account

You may direct your money to one or more of the 56 variable subaccounts (the "Investment Options") of Fidelity Investments Variable Annuity Account I (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

You may also direct part of your money to a fixed-rate investment option funded through our general account (the "Fixed Account").

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"): Fidelity VIP Asset Manager, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Contrafund® , Fidelity VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Emerging Markets, Fidelity VIP Equity Income, Fidelity VIP Floating Rate High Income, Fidelity VIP Government Money Market, Fidelity VIP Growth, Fidelity VIP Growth & Income, Fidelity VIP Growth Opportunities, Fidelity VIP High Income, Fidelity VIP Index 500 (sub-advised by Geode), Fidelity VIP International Capital Appreciation, Fidelity VIP Investment Grade Bond, Fidelity VIP Mid Cap, Fidelity VIP Overseas, Fidelity VIP Strategic Income, Fidelity VIP Value, and Fidelity VIP Value Strategies.

Others are managed by FMR Co., Inc., an affiliate of FMR: Fidelity VIP FundsManager® 20%, Fidelity VIP FundsManager® 50%, Fidelity VIP FundsManager® 60%, Fidelity VIP FundsManager® 70%, Fidelity VIP FundsManager® 85%, Fidelity VIP Freedom® 2005, Fidelity VIP Freedom® 2010, Fidelity VIP Freedom® 2015, Fidelity VIP Freedom® 2020, Fidelity VIP Freedom® 2025, Fidelity VIP Freedom® 2030, and Fidelity VIP Freedom Income®.

Others are managed by Fidelity SelectCo, LLC ("SelectCo"), an affiliate of FMR: Fidelity VIP Consumer Discretionary, Fidelity VIP Consumer Staples, Fidelity VIP Energy, Fidelity VIP Financial Services, Fidelity VIP Health Care, Fidelity VIP Industrials, Fidelity VIP Materials, Fidelity VIP Real Estate, Fidelity VIP Technology, Fidelity VIP Telecommunications, and Fidelity VIP Utilities.

Other funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Securities VIP Fund and Templeton Global Bond VIP Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Morgan Stanley Emerging Markets Debt Portfolio, Morgan Stanley Emerging Markets Equity Portfolio, and Morgan Stanley Global Strategist Portfolio

Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Total Return Portfolio

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional

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Information dated April 30, 2017. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling Fidelity Investments Life at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 44.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Government Money Market Investment Option or the prospectuses for all the Investment Options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS:

Nationally  1-800-544-2442

Date: April 30, 2017

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Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	4
The Variable Account	4
Financial Statements	4
The Funds	4
Facts About the Contract
Purchase of a Contract	8
Free Look Privilege	9
Investment Allocation of Your Purchase Payments	9
Trading Among Variable Subaccounts	9
Accumulation Units	12
Withdrawals	12
Signature Guarantee or Customer Authentication	13
Charges	13
Certain Funds Impose a Short-Term Redemption Fee	14
Death Benefit	15
Required Distributions Upon Death	15
Annuity Date	16
Selection of Annuity Income Options	16
Fixed, Variable, or Combination Annuity Income Options	16
Types of Annuity Income Options	17
Abandoned Property	17
Reports to Owners	17
The Fixed Account
The Fixed Account	18
More About the Contract
Tax Considerations	18
Other Contract Provisions	21
Selling the Contracts	22
Automatic Deduction Plan	22
Special Provisions Applicable to Sales Under Sponsored Arrangements	22
Dollar Cost Averaging	22
Automatic Rebalancing	23
Postponement of Payment	23
More About the Variable Account and the Funds
Changes in Investment Options	23
Total Return for a Subaccount	24
Voting Rights	24
Resolving Material Conflicts	24
Litigation	24
Appendix A: Accumulation Unit Values	25
Table of Contents of the Statement of Additional Information	44

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Glossary

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Annuitant - The person designated by the Contract Owner, upon whose life annuity payments are based.

Annuity Contract or Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity income payments.

Beneficiary or Beneficiaries - The person or persons who receive the proceeds in the event of the death of all the Owners or the Annuitant.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime, before the deduction of any taxes.

Code - The Internal Revenue Code of 1986, as amended.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It will be stated in your Contract.

Contract Owner(s) or You - The person or persons who have the ownership rights and privileges of the Contract.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Fixed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Funds - The mutual fund portfolios in which the Investment Options invest.

Death Benefit - Amount payable to the Beneficiary or Beneficiaries upon the death of the Annuitant before the Annuity Date.

Fixed Account - A fixed-rate investment option funded through Fidelity Investments Life's general account. Fidelity Investments Life credits interest to the amount allocated to the Fixed Account at a rate declared periodically in advance. The Fixed Account may also be referred to as the "Guaranteed Account."

Investment Options - The Subaccounts.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - A Contract other than a Qualified Contract.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Variable Subaccounts - Transfers of amounts among the variable Investment Options.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

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Summary of the Contract

Purpose

•  This variable annuity Contract allows you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more variable Subaccounts.

•  The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else.

•  There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values.

•  The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Fixed Account") only if you own one of the following contracts: NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA. The Fixed Account may also be referred to as the "Guaranteed Account". We guarantee that amounts allocated to the Fixed Account will earn interest at declared rates and are subject to any maximum allocation amount limitations shown in your contract.

•  We designed the Contract to provide income for retirement or to meet other long-term goals. You may purchase the Contract as follows:

(1)  on a non-qualified basis;

(2)  on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Code in connection with the "rollover" of contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA; or

(3)  by exchanging Fidelity Variable Annuity (another annuity contract issued by Fidelity Investments Life).

Non-qualified Contract

We require an initial minimum of $2,500 to purchase a Non-qualified Contract. Each addition must be at least $250 and the Annuitant must still be living. We may reduce these minimums for individuals under certain sponsored arrangements or for automatic deduction plans.

Qualified Contract

We require an initial minimum of $10,000 to purchase a Qualified Contract. You may make additional rollover contributions to a Qualified Contract as long as each addition is at least $2,500. You may also make additions to a Contract before annuity payments begin (the "Annuity Date"). Some Contracts may have lower minimums.

Investment Options

You may direct your money to one or more of the fifty-six Subaccounts of the Variable Account. Each Investment Option invests exclusively in one of the mutual funds ("Funds") described in "The Funds" below. The Funds are managed or sub-advised by FMR, FMR Co., Inc., Geode, SelectCo, BlackRock, Franklin Templeton, Invesco, Lazard, Morgan Stanley and PIMCO. Each Fund has its own investment objective, policies and risks, as described in its separate fund prospectus, and if available, summary prospectus. Except for the Fidelity VIP Government Money Market Portfolio, each Fund is intended for long-term investment. We may add additional Investment Options in the future.

Fixed Account

Subject to any maximum allocation amount limitations shown in your contract, you may currently allocate funds to a fixed-rate investment option funded through our general account ("the Fixed Account") if you own one of the following contracts: NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA. We guarantee that amounts allocated to the Fixed Account will earn interest daily at an annual rate that will never be less than the guaranteed rate stated in your Policy Schedule. The fixed rate will be reset periodically. Any funds in the Fixed Account do not fluctuate with the investment performance of our general account or of the Investment Options.

Withdrawals

You may withdraw all or part of your Contract's Cash Surrender Value before the Annuity Date and while the Annuitant is still living. The Cash Surrender Value of your Contract is the amount payable before the deduction of taxes if you surrender your Contract.

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The maximum partial withdrawal is one that would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations on page 19.

Annuity Income Options

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See Types of Annuity Income Options on page 17. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both. See Fixed, Variable, or Combination Annuity Income Options on page 16.

•  If you elect a fixed income, your Contract's participation in the investment experience of the Variable Account will cease when the annuity income payments begin.

•  If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period.

•  If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Death Benefit

In the event that the Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Beneficiary you select. See Death Benefit on page 15. In the event that an Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See Required Distributions Upon Death on page 15.

Charges

We assess the following charges.

(1)  Annual Maintenance Charge. This charge is currently set at $30 per year and is guaranteed not to exceed $50 per year.

•  Before the Annuity Date, we deduct this charge from your Contract Value.

•  After the Annuity Date, we currently waive this charge, but we reserve the right to deduct it from each annuity income payment on a pro rata basis.

•  We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. In addition, we will waive this charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with FILI or Fidelity Investments.

(2)  Daily Administrative Charge. We also make a daily charge (equivalent to an effective annual rate of 0.05%) against the assets of each variable Subaccount for administrative expenses.

(3)  Mortality and Expense Risk Charge. We assess a daily asset charge (equivalent to an effective annual rate of 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Fixed Account.

(4)  Premium Taxes. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to deduct premium taxes when we incur such taxes.

(5)  Exchange Charge. We reserve the right to charge no more than $15.00 for each transfer in excess of twelve per calendar year.

(6)  Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

(7)  Charges for Fund Short-Term Redemption Fees. See Certain Funds Impose A Short-Term Redemption Fee on page 14.

(8)  Other Taxes.

For further information on the charges described above, see Charges on page 13.

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the

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funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Privilege

For all contracts, the portion of your Purchase Payment allocated to the Variable Account will be placed in the Government Money Market Investment Option during the free look period, and in most cases, it will remain there for the entire free look period. In some instances, your Purchase Payment may be placed in the Government Money Market Investment Option for only part of the free look period. See Free Look Privilege on page 9.

You may return the Contract for a refund during the free look period. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

FEE TABLE

The following tables describe the fees and expenses that you will pay while owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Sales Load Imposed on Purchases (as a percentage of purchase payments)		None
Deferred Sales Load (as a percentage of purchase payments or amount surrendered, as applicable)		None
Surrender Fees (as a percentage of amount surrendered, if applicable)		None
Exchange Fee	None	$15.00	A

A  Although we do not intend to charge for exchanges, we reserve the right to charge no more than $15 for each transfer in excess of twelve per calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Fund fees and expenses.

	Current Charge		Maximum Charge
Annual Maintenance Charge	$30.00	A	$50.00
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Fees	0.75%		0.75%
Daily Administrative Charge	0.05%		0.25	%B
Total Separate Account Annual Expenses	0.80%		1.00%

A  We deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge up to $50 if warranted by the expenses we incur.

B  Although we do not intend to deduct more than 0.05% per year, we reserve the right to increase this annual rate to 0.25%.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.43%

Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Utilities Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Materials Portfolio and Fidelity VIP Telecommunications Portfolio.

For more details about the fee, please see "Certain Funds Impose a Short-Term Redemption Fee" on page 14.

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EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Example 1 assumes maximum contract charges and maximum fees and expenses of any of the Funds. Example 2 assumes current contract charges and maximum fees and expenses of any of the Funds. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  Assuming maximum contract charges:

1 year	3 years	5 years	10 years
$248	$764	$1,307	$2,789

(2)  Assuming current contract charges:

1 year	3 years	5 years	10 years
$227	$701	$1,201	$2,577

Facts About Fidelity Investments Life, the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. Fidelity Investments Life is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Abigail P. Johnson, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. Fidelity Investments Life's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 100 Salem Street, Smithfield, Rhode Island 02917. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of Fidelity Investments Life established on July 22, 1987. It is used to support the variable annuity contracts described herein and other forms of variable annuity contracts issued by Fidelity Investments Life, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account's financial statements appear in the Statement of Additional Information.

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for FILI and for the Variable Account may be found in the Statement of Additional Information.

THE FUNDS

There are currently fifty-six Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different

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from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/ Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Equity-Income Portfolio

Seeks reasonable income while also considering the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index

Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Floating Rate High Income Portfolio	Seeks a high level of current income	Fidelity Management & Research Company
Fidelity VIP Freedom Income Portfolio	Seeks high total return with a secondary objective of principal preservation	FMR Co., Inc.
Fidelity VIP Freedom 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity VIP Freedom 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP FundsManager® 20% Portfolio	Seeks high current income and, as a secondary objective, capital appreciation	FMR Co., Inc.
Fidelity VIP FundsManager® 50% Portfolio	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 60% Portfolio	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 70% Portfolio	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 85% Portfolio	Seeks high total return	FMR Co., Inc.
Fidelity VIP Government Money Market Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/ Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks as high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity SelectCo, LLC
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Securities VIP Fund	Seeks income	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY*
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Strategist Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC

VIP refers to Variable Insurance Products.

VIT refers to Variable Insurance Trust.

*  Morgan Stanley refers to Morgan Stanley Variable Insurance Fund, Inc.

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Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442, or visiting Fidelity.com.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on (1) a non-qualified basis ("Non-qualified Contracts"), and (2) as Individual Retirement Annuities ("IRAs") that qualify for special federal income tax treatment ("Qualified Contracts").

•  Generally, you may purchase a Qualified Contract only in connection with a "rollover" of funds from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, governmental 457(b) plan, or an IRA. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See Tax Considerations on page 18.

•  To purchase a Non-qualified Contract, you must make a purchase payment of at least $2,500 and complete an application form. For a Non-qualified Contract, the proposed Annuitant must be no older than 72 years old (for Contracts purchased through a 1035 exchange, the Annuitant must be no older than 85 years old).

Application and Initial Purchase Payments

If we can accept your application and initial purchase payment in the form received, we will apply the payment to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that we credit the payment and issue your Contract is called the Contract Date. If we receive an incomplete application, we will request the information necessary to complete the application.

Once we receive the completed application, we will apply the initial payment to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.

A Non-qualified Contract may also be purchased by exchanging Fidelity Variable Annuity. In this situation, we will exchange the original Contract for a new Contract with a purchase price equal to the Contract Value of the original Contract on the date of the exchange. In addition, a Contract purchased through such an exchange will be subject to certain special provisions, which are described throughout the prospectus.

FILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

•  Additional Payments to Contracts

Contract Owners that were issued contracts other than NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA are not allowed to make transfers or additional payments into the Fixed Account. Additional payments are allowed into the Variable Account.

You may add money to a Non-qualified Contract during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250. You may, however, elect to make regular monthly payments of a minimum of $100 by authorizing regular transfers from a checking account. See Automatic Deduction Plan on page 22. Furthermore, we may offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See Special Provisions Applicable to Sales Under Sponsored Arrangements on page 22.

You may make a telephone, mail or Internet request to add an additional payment to the Contract from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity account ("Fidelity Account"). You may also request to add an additional payment by moving money from your bank account. Any Contracts and accounts between which money will be transferred must have at least one owner's name in common.

You may make additional payments to a Qualified Contract of additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, governmental 457(b) plan, or an IRA. See Tax Considerations on page 18. The smallest such payment we will accept is $2,500, unless your Contract provides for a lower minimum.

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After the free look period, additional payments allocated to the variable Subaccounts will be credited to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See Accumulation Units on page 12.

Payments allocated to the Fixed Account will be credited under your Contract as of the date the payment is received at our Annuity Service Center. See The Fixed Account on page 18.

We may limit the maximum amount of initial or subsequent payments that we will accept.

FREE LOOK PRIVILEGE

The entire portion of any net purchase payment allocated to the Variable Account will be placed in the Government Money Market Subaccount during the free look period, and in most cases, it will remain in the Government Money Market Subaccount for the entire free look period, which is generally 15 calendar days after the Contract is mailed to you. The Contract Value in the Government Money Market Subaccount will then be transferred to the Subaccounts you chose on the application or in any later instructions to us. If your free look period ends on a non-business day, the next business day will be used.

If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. We will promptly refund the greater of (1) your purchase payment (without interest) or (2) the amount of your purchase payment plus the investment performance of the Government Money Market Investment Option.

If you are replacing an existing insurance product in certain states or if you are a California resident over age 60, the Contract may be returned within 30 days after you receive it. During the first 15 days, the entire portion of your net purchase payment allocated to the Variable Account will be invested in the Government Money Market Subaccount. After that period of time, the value in the Government Money Market Subaccount will then be transferred to the Subaccounts you chose on your application. If you return your Contract after 15 days but within 30 days, you will receive a refund of your Contract Value reflecting investment performance from issue to the day your Contract is received by the insurance company or its authorized representative.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

As described above, your Contract Value in the Government Money Market Subaccount will be allocated among the variable Subaccounts according to the instructions on your application or your later instructions to us, based on the respective Accumulation Unit Values of the Subaccounts at that time. The portion of your initial payment allocated to the Fixed Account will be credited directly to the Fixed Account.

Payments after the free look period are allocated directly to the selected Investment Options. All percentage allocations must be in whole numbers. Contract Owners that were issued contracts other than NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA are not allowed to make transfers or additional payments into the Fixed Account. Contract Owners that were issued NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA may not allocate more than $50,000 (including transfers) to the Fixed Account during any one Contract Year, and such allocations are only allowed prior to the Annuity Date. The Fixed Account may also be subject to an overall maximum allocation amount limitation. See Fixed Account Transfers on page 11. If your future payment allocation instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the Government Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the variable Subaccounts before the Annuity Date without charge. However, excessive exchange activity can disrupt the Fund management strategy and increase Fund expenses, which are borne by all Contract Owners participating in the Fund regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than five per Contract Year. For certain contracts issued after May 1, 1997, FILI also reserves the right to charge for exchanges in excess of twelve per calendar year. We may also require you to submit your exchange instructions by mail.

The request may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by sending a letter or calling the Annuity Service Center or on our Internet website.

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•  Trading by Telephone or Internet

Fidelity Investments Life reserves the right to revise or terminate the telephone or Internet exchange provisions, limit the amount of or reject any exchange, as deemed necessary, at any time. We will limit telephone/Internet exchanges to a total of eighteen per calendar year. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

•  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, FILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subjected to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by FMR or one of its affiliates. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other funds managed by FMR or one of its affiliates may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that

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trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

Frequent Trading Monitoring and Restriction Procedures.

FILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by FILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions.

FILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Investment Option;

(2)  Transactions of $1,000 or less within an investment option will not count toward the roundtrip limits (both ends of the roundtrip must exceed this threshold);

(3)  Dollar cost averaging, automatic rebalancing, automatic annuity builder, systematic withdrawal program and annuity payments will not count toward an Investment Option's roundtrip limits;

(4)  FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

•  Effective Date of Exchanges Among Variable Subaccounts

When you request an exchange between variable Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

•  Fixed Account Transfers

Content in this section pertaining to transfers to the Fixed Account only applies to Owners of the following contracts: NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA. Owners of all other contracts are not allowed to make transfers to the Fixed Account.

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You may make transfers to and from the Fixed Account only with our consent, and only before the Annuity Date. You may currently make one transfer per Contract Year from the Variable Account to the Fixed Account, but the total of such transfer plus any purchase payment amounts allocated to the Fixed Account during that Contract Year may not exceed $50,000. The Fixed Account may also be subject to an overall maximum allocation amount limitation.

The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the Investment Options, the percentages must be in whole numbers.

The amount that you may transfer from the Fixed Account will be determined by us, at our sole discretion, but will not be less than 25% of the portion of the Contract Value in the Fixed Account at the time of the transfer. When the maximum amount is less than $1,000, we permit a transfer of up to $1,000. You may make one transfer out of the Fixed Account during each Contract Year. We do not permit a transfer or an additional payment into the Fixed Account during the 12 months following the withdrawal or transfer out of the Fixed Account.

When you withdraw or transfer amounts out of the Fixed Account the amounts that have been credited to the Fixed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2018, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above. See The Fixed Account on page 18.

•  Important

The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of the Contract Value in light of market conditions and your financial objectives. Exchanges or transfers after the Annuity Date are subject to different limitations. See Fixed, Variable, or Combination Annuity Income Options on page 16.

ACCUMULATION UNITS

When you allocate your net purchase payments to a selected variable Subaccount, we credit a particular number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

We determine the number of Accumulation Units credited by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e. each day that there is trading on the New York Stock Exchange) with the Total Return of the Subaccount. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See Total Return for a Subaccount on page 24.

WITHDRAWALS

You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request to have the money wired to your Fidelity Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations. You can request in writing that we transfer withdrawals from your Fidelity annuity directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

Certain withdrawals, however, are subject to a penalty tax. See Tax Considerations on page 18. You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Unless you provide other instructions, partial withdrawals will be taken from all of your selected Investment Options in proportion to your Contract Value in each investment option at the time of the withdrawal.

FILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if FILI is put on reasonable notice that the ownership of the contract is in dispute.

We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Fixed Account under any circumstances for not more than six months. See Postponement of Payment on page 23.

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Partial Telephone Withdrawals from Annuity Contracts

Clients may request a partial withdrawal by telephone, mail, or internet. Withdrawals by telephone are limited to the following criteria (limitations for online withdrawals may be lower):

1.  Withdrawals of $500 to $500,000 with no more than $500,000 being withdrawn within a seven day period. (Withdrawals greater than $500,000 must be requested in writing with a signature guarantee from all registered owners.)

2.  The client may not withdraw an amount which would reduce the contract balance to less than $2,500. This would require a surrender of the contract which must be completed in writing and signed by all registered owners.

3.  For contracts that have had an address change in the last 10 days, the limit is $25,000. (Withdrawals greater than $25,000 must be requested in writing with a signature guarantee from all registered owners.)

4.  The check must be made payable to all registered account owners. (Checks made payable to an alternate payee must be requested in writing with a signature guarantee from all registered owners.)

5.  The funds may be requested to be wired to a Fidelity Mutual Fund or Fidelity Brokerage account with identical owner registrations, or directed from an individually owned annuity contract into a jointly owned Fidelity account with at least one identical owner. (Requests to wire funds from a jointly registered account to an individually registered account or from a Trust account into an account with different owners and/or trustees, must be requested in writing with a signature guarantee from all owners/trustees.)

6.  Withdrawals must be requested and completed by market close in order to be processed during the current business day. Requests taken after the market close will be processed on the following business day.

•  Systematic Withdrawals

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Investment Options at the time of each withdrawal. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.  Loss of account ownership.

2.  Any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

1.  Annual Maintenance Charge. Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. In addition, we waive this annual maintenance charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with FILI or Fidelity Investments.

We also reserve the right to assess this charge against all Contracts (except for those Contracts issued after May 1, 1990 by exchanging Fidelity Variable Annuity). We will deduct the annual maintenance charge from each investment option in proportion to the amount

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of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge on the Annuity Date or the date the Contract is surrendered. After the Annuity Date, we currently waive this charge, but we reserve the right to deduct this charge on a pro rata basis from each annuity income payment. The charge assessed after the Annuity Date will never be greater than the charge that was in effect just prior to the Annuity Date.

2.  Daily Administrative Charge. Each day, we deduct from the assets of the Subaccounts, but not the Fixed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. We guarantee to never increase this charge above an effective annual rate of 0.25%.

3.  Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of not more than 0.75%. As with the daily administrative charge, this charge does not apply to the Fixed Account. We guarantee never to increase this charge above an effective annual rate of 0.75%.

For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See Death Benefit on page 15.

The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

4.  Premium Taxes. In general, we do not currently deduct any amount from your payments for premium taxes. The entire amount of your purchase payments will be allocated to the Investment Options you select. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payment. Maine, South Dakota and Wyoming currently require us to pay a premium tax upon receipt of your purchase payment on Non-Qualified contracts. Currently, California and West Virginia are the only two states that impose a premium tax on Qualified Contract premiums. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.

5.  Exchange Charge. On certain Contracts issued after May 1, 1997 we reserve the right to charge for exchanges in excess of twelve per calendar year.

6.  Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

7.  Charges for Fund Short-Term Redemption Fees. See Certain Funds Impose A Short-Term Redemption Fee on page 14.

8.  Other Taxes. We reserve the right to charge for any other taxes (other than premium taxes) that we may have to pay. See Fidelity Investments Life's Taxes on page 21.

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

CERTAIN FUNDS IMPOSE A SHORT-TERM REDEMPTION FEE

Ten Subaccounts invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Funds, not by FILI, and are part of the Fund's assets. The ten Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Utilities Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Materials Portfolio and Fidelity VIP Telecommunications Portfolio.

An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Fund that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if and to the extent that the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

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Redemption from a particular Subaccount occurs when you withdraw money from your Contract from that Subaccount or transfer from that Subaccount to another Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions, such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of a Subaccount that invests in a Fund that imposes the redemption fee. On Day 58, you redeem 50 units from the Subaccount. The value of those 50 units at the time of transfer is $500.

The fee applies to the entire amount transferred. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units of a Subaccount that invests in a Fund that imposes the redemption fee. On Day 50 you purchase an additional 50 units of the same Subaccount. On Day 65 you redeem 125 units of that Subaccount at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 50 are redeemed. The 100 units purchased on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 50 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 per unit). The redemption fee is $2.50 (1% of $250).

DEATH BENEFIT

If the Annuitant dies on or before his or her 85th birthday and the death occurs before the Annuity Date, we will, upon receipt of proof of death at the Annuity Service Center, pay a Death Benefit to the Beneficiary you have designated.

For contracts issued in most states, the Death Benefit will be the greater of (1) or (2) below:

1)  The purchase payments made, adjusted for any partial withdrawals or partial 1035 exchanges as described in the following sentence and any applicable taxes. Withdrawals or partial 1035 exchanges will reduce the Death Benefit proportionately to the reduction in Contract Value caused by the withdrawal or partial 1035 exchange.

2)  The Contract Value on the date that proof of death is received by the Company at the Annuity Service Center. Proof of death is deemed received when we have received the death certificate and all additional required paperwork, such as tax withholding forms and other required documents.

REQUIRED DISTRIBUTIONS UPON DEATH

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. However, this requirement does not apply to Beneficiaries designated by the Owner if (1) the Beneficiary's or second Owner's entire interest is payable over the Beneficiary's or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) the Contract is a Non-qualified Contract and the Beneficiary or second Owner is not a spouse of the deceased Owner, in which case the Beneficiary / second Owner may elect to have their entire interest paid over their lifetime in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary / second Owner can not make ad hoc partial withdrawals but can surrender their Contract for its Cash Surrender Value at any time), or (3) the Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary / surviving Owner may not have a full five year distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

If the Contract is jointly owned and if either Owner dies before the Annuity Date, the entire interest will be distributed to the surviving Owner unless the deceased Owner was the Annuitant. In that case, the Beneficiary will receive the distribution.

If the Owner is a corporation or other non-individual and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the Contract were owned by one individual who was also the Annuitant and that individual had died prior to the Annuity Date.

The rules regarding required distributions upon the Owner's death are described in the Statement of Additional Information. We intend to administer the Contracts to comply with federal tax law.

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ANNUITY DATE

When your Contract is issued, it will generally provide for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. For a Qualified Contract, you may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 90th birthday. For a Non-qualified Contract, you may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 95th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

SELECTION OF ANNUITY INCOME OPTIONS

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date. Once annuity payments begin, depending on the annuity payment option chosen, it may not be possible to change later to a different form of payment, or to make any withdrawals.

If under a Non-qualified Contract you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws.

The Contract Value allocated to the Fixed Account, less any maintenance charge and premium taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any maintenance charge and premium taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Income Option No. 3 under Types of Annuity Income Options on page 17.

FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both.

•  Fixed Annuity Income Payments

If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, your Contract Value will be transferred to the Fixed Account. The annuity income payments will be fixed in amount and duration by (1) the fixed annuity provisions selected, (2) the adjusted age and sex of the Annuitant (except Contracts utilizing unisex purchase rates), and (3) the then current guaranteed interest rate used to determine fixed annuity income payments. In no event will the guaranteed interest rate be less than 3.0% (3.5% for most Contracts issued before May 1, 1997).

•  Variable Annuity Income Payments

If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the age and sex of the Annuitant (except Contracts utilizing unisex purchase rates), and (3) an assumed annual investment return of 3.5%.

All subsequent variable annuity income payments are calculated based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable income annuity payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer or exchange involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

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•  Combination Fixed and Variable Annuity Income Payments

If you select a combination annuity, your Contract Value will be split between the Fixed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

•  Important

After the Annuity Date, transfers between the Variable Account and the Fixed Account are not permitted. Exchanges among the variable Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

TYPES OF ANNUITY INCOME OPTIONS

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value on the Annuity Date would not provide an initial monthly payment of at least $20, we may pay the proceeds in a single sum rather than pursuant to the selected option.

1.  Life Annuity. We will make income payments monthly during the Annuitant's lifetime ceasing with the last payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly payments.

2.  Joint and Survivor Annuity. Under this option we will provide monthly income payments during the joint lifetimes of the Annuitant, and during the lifetime of the survivor, a designated second person. There are some limitations on the use of this option in Qualified Contracts. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3.  Life Annuity with 120 or 240 Monthly Payments Guaranteed. Under this option we provide monthly income payments during the lifetime of the Annuitant, and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period may not exceed the amount permitted under the Code.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Beneficiary or Beneficiaries during the remaining months of the term selected. However, a Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of a Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Beneficiary is received at the Annuity Service Center.

•  You may choose to have income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. In addition to the Annuity Income Options provided for in the Contracts, other Annuity Income Options may be made available by the Company.

ABANDONED PROPERTY

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner's death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner's death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before five years from date of death, a Beneficiary may not have a full five year distribution period as described in the Contract to withdraw the Contract Value.

REPORTS TO OWNERS

During the Accumulation period, four times each Contract Year, we will send you a statement of your Contract Value, including a summary of all transactions since the preceding quarterly statement.

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You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

In addition, we will send you semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

Contract Owners have access to their contract information online at Fidelity.com

The Fixed Account

Because of exemptive and exclusionary provisions, interests in the Fixed Account option under the Contracts have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Fixed Account option are not subject to the provisions of those Acts, and Fidelity Investments Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed Account option. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Facts About the Fixed Account

•  As noted earlier, you may allocate a portion of your purchase payments or transfer a part of your Contract Value to a fixed-rate investment option funded through our general account (the "Fixed Account") only if you own one of the following contracts: NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA. The Fixed Account may also be referred to as the "Guaranteed Account" and may be subject to an overall maximum allocation amount limitation.

•  Any funds in the Fixed Account do not fluctuate with the investment experience of our general account.

•  We guarantee that funds held in the Fixed Account will accrue daily at the minimum interest rate that is required by law.

•  When a purchase payment is received or an amount is transferred into the Fixed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Fixed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Fixed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

•  The amount of your Contract Value in the Fixed Account and the amount of interest credited will be included in the quarterly statements we send to you. See Reports to Owners on page 17.

More About the Contract

TAX CONSIDERATIONS

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification

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requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if an Owner or the Annuitant dies.

Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1)  the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2)  the Owner's interest in the Contract cannot be forfeitable; and

(3)  annuity and Death Benefit payments must satisfy certain minimum distribution requirements. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

•  A distribution may occur in the form of a withdrawal, Death Benefit payment, or payments under an Annuity Income Option.

•  An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.

•  Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

•  The taxable portion of a distribution is generally taxed as ordinary income.

•  Taxes on Surrender of Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For Non-qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

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•  Taxes on Partial Withdrawals

Partial withdrawals under a Non-qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your purchase payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a Qualified Contract is zero, and the partial withdrawal will be fully taxed.

If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code ("Partial 1035") from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or "boot" under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

All annuity contracts issued by the same company (or an affiliated company) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

•  Taxes on Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed. Please note systematic withdrawal payments received under the Stretch Benefit Option described in Required Distributions Upon Death are taxed as annuity income payments.

•  3.8% Tax on Net Investment Income

Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1)  the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2)  the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

•  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1)  distributions made to persons on or after age 59 1/2;

(2)  distributions made after death of the Owner;

(3)  distributions to a recipient who has become disabled;

(4)  distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5)  in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in

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certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

•  Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or Death Benefit distributions exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

Fidelity Investments Life's Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1.  Owner. As an Owner named in the application, you have the rights and privileges specified in the Contract. Only a spouse can be added as a joint owner unless the contract is issued in California, Oregon, Pennsylvania or Vermont, in which case the joint owner can be a non-spouse. Owners own the Contract in accordance with its terms. Because they are inconsistent with the operation of the Contract, we will not accept applications with additional legal terms such as "tenancy by the entirety," "joint tenants in common," or "joint ownership by husband and wife."

Prior to the Annuity Date and during the lifetime of the Annuitant, you may change an Owner or Beneficiary (but not the Annuitant) by notifying us in writing. You may not, however, change the Owner of a Qualified Contract. A change in the Owner of a Non-qualified Contract will take effect on the date the request was signed, but it will not apply to any payments we make before the request is received and recorded at the Annuity Service Center. Ownership changes of Non-qualified contracts may be taxable. You should consult a tax advisor before completing this type of change. If there are two Owners, both Owners must provide any written authorizations.

2.  Beneficiary. The Beneficiary(ies) is (are) named on the application unless later changed. We will pay the proceeds to the Beneficiary or Beneficiaries if all the Owners or the Annuitant dies before the Annuity Date. No Beneficiary has rights in the Contract until all the Owners or the Annuitant has died. If no Beneficiary survives the deceased Annuitant or the last deceased Owner, the proceeds will be paid to the surviving Owner(s) or to the estate or estates of the deceased Owner(s). All Beneficiaries must be identified by name. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

3.  Misstatement of Age or Sex. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

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4.  Assignment. You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See Tax Considerations on page 18. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. An assignment will affect your rights and the rights of any Beneficiary. We will not be responsible for the validity of any assignment. A Qualified Contract may not be assigned. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

5.  Dividends. Our variable annuity Contracts are "non-participating." This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., affiliates of FMR LLC, our parent company, distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds. The principal business address of Fidelity Brokerage Services LLC is 900 Salem Street, Smithfield, Rhode Island 02917 and Fidelity Distributors Corporation is 100 Salem Street, Smithfield, Rhode Island 02917.

Compensation paid to persons selling the Contracts may vary depending on whether Contract Values are allocated to the Fixed Account or the Variable Account. We pay Fidelity Insurance Agency, Inc. first year sales compensation of not more than 2% of payments received in the first Contract Year as well as renewal sales compensation in later years based on persistency of Contracts and the size of Contract Values. Our renewal sales compensation payments will be approximately equal to 0.10% of the Contract Value as of the end of each Contract Year.

AUTOMATIC DEDUCTION PLAN

Under the automatic deduction plan ("Automatic Annuity Builder") you can make regular payments by pre-authorized transfers from a checking account. Your checking account must be at a banking institution which is a member of ACH (Automated Clearing House). The minimum regular payment is $100. This minimum may be reduced for Contracts issued under certain sponsored arrangements. Transactions pursuant to an automatic deduction plan will be confirmed in your quarterly statement. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.

SPECIAL PROVISIONS APPLICABLE TO SALES UNDER SPONSORED ARRANGEMENTS

•  Reduction of Charges

We may reduce the annual maintenance charge on Contracts offered to individuals under a sponsored arrangement. See Charges on page 13. We determine the eligibility of groups for such reduced charges, and the amount of such reductions for particular groups, by considering the following factors: (1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which we believe to be relevant in determining whether administrative expenses may be expected.

Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified on a uniform basis. Our reductions in charges for sponsored sales will not be unfairly discriminatory to the interests of any Contract Owners.

Contracts issued under a sponsored arrangement generally utilize unisex annuity purchase rates.

•  Reduction of Minimum Purchase Payment Requirements

We may also reduce minimum purchase payment requirements on Contracts issued under these arrangements. Because of these reductions, we include a provision in such Contracts that allows us to cancel smaller, inactive Contracts. If we cancel your Contract under this provision, we will pay you your Contract Value in a single sum payment. Specifically, we may, at our option, cancel such a Contract prior to the Annuity Date if all of the following conditions exist at the same time: (1) no purchase payments have been made during the previous 24 months; (2) the total purchase payments credited to the Contract are less than $2,000; and (3) the Contract Value is less than $2,000.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts but are not permitted to the Fixed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

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These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the "Exchange Date"). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the Dollar Cost Averaging feature.

AUTOMATIC REBALANCING

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

•  You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.

•  Please note that if the Automatic Rebalance occurs within 60 days of a transfer or deposit into one or more of the Funds that impose a short-term redemption fee then the Automatic Rebalancing may result in a fee imposed by certain Funds. For more details about this fee, including a list of the Funds that impose it, please see "Certain Funds Impose a Short-Term Redemption Fee" on page 14.

•  You may not use Automatic Rebalancing if you have a balance in the Fixed Account.

POSTPONEMENT OF PAYMENT

•  In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.

•  We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death and all required documentation.

•  However, we may delay payment if (a) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits postponement of payment to protect our Contract Owners.

•  In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Fixed Account for not more than six months. If payment from the Fixed Account is delayed for more than 30 days, we will credit it with interest from the date of withdrawal at a rate not less than 3.0% per year compounded annually (3.5% per year for most Contracts issued before May 1, 1997) or, if greater, the rate required by law.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a portfolio's investment objectives or restrictions, because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

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We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

A Subaccount's Total Return depends on how the investments of the Subaccount perform. We determine the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.

VOTING RIGHTS

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The investment portfolios of the Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

LITIGATION

Neither FILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

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Appendix A

Accumulation Unit Values
Fidelity Investments Variable Annuity Account I
Condensed Financial Information

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	52.32	53.49	3,368,761
2015	52.66	52.32	3,656,323
2014	50.16	52.66	4,025,496
2013	43.70	50.16	4,434,563
2012	39.17	43.70	4,899,440
2011	40.52	39.17	5,524,929
2010	35.75	40.52	6,238,057
2009	27.91	35.75	6,976,671
2008	39.47	27.91	7,948,042
2007	34.45	39.47	9,098,647

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	34.74	35.31	1,559,574
2015	34.99	34.74	1,700,192
2014	33.32	34.99	1,945,962
2013	27.44	33.32	2,087,911
2012	23.96	27.44	2,340,061
2011	25.74	23.96	2,635,988
2010	22.30	25.74	2,990,543
2009	16.91	22.30	3,445,186
2008	26.56	16.91	3,930,217
2007	22.51	26.56	4,403,308

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	27.90	29.69	3,830,217
2015	27.96	27.90	4,179,284
2014	25.56	27.96	4,222,299
2013	21.54	25.56	4,245,841
2012	18.87	21.54	4,278,857
2011	19.73	18.87	4,704,242
2010	16.85	19.73	5,314,290
2009	12.25	16.85	5,928,936
2008	18.70	12.25	6,523,497
2007	17.29	18.70	7,758,505

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Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	24.70	25.78	666,803
2015	23.77	24.70	1,271,827
2014	21.86	23.77	689,502
2013	15.62	21.86	1,104,561
2012	12.94	15.62	576,063
2011	13.28	12.94	464,439
2010	10.19	13.28	916,763
2009	7.43	10.19	317,592
2008	11.36	7.43	238,868
2007	12.47	11.36	251,967

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		21.90	22.53	1,339,339
2015		20.17	21.90	1,019,321
2014		17.58	20.17	917,685
2013		14.55	17.58	1,174,451
2012		12.71	14.55	1,262,755
2011		11.84	12.71	849,603
2010		10.36	11.84	557,296
2009		8.65	10.36	656,627
2008		11.09	8.65	897,263
2007	*	10.00	11.09	412,092

*  Period from 5/1/2007 to 12/31/2007

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	74.36	79.68	9,672,461
2015	74.46	74.36	10,777,512
2014	67.06	74.46	11,792,740
2013	51.49	67.06	12,904,202
2012	44.59	51.49	14,458,154
2011	46.11	44.59	16,245,800
2010	39.65	46.11	18,499,736
2009	29.46	39.65	21,130,889
2008	51.65	29.46	23,742,838
2007	44.28	51.65	27,489,831

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Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	15.65	19.04	1,740,674
2015	16.09	15.65	1,589,913
2014	15.41	16.09	1,744,280
2013	11.23	15.41	2,341,884
2012	9.51	11.23	1,414,595
2011	9.72	9.51	1,655,349
2010	7.80	9.72	1,638,282
2009	6.43	7.80	1,339,249
2008	9.79	6.43	939,766
2007	10.10	9.79	831,644

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	26.47	27.01	710,282
2015	26.34	26.47	1,036,660
2014	23.94	26.34	1,114,956
2013	17.42	23.94	1,083,317
2012	14.31	17.42	930,612
2011	14.82	14.31	766,432
2010	12.62	14.82	998,007
2009	9.34	12.62	1,083,416
2008	16.03	9.34	1,393,790
2007	15.09	16.03	2,126,145

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		7.43	7.61	586,014
2015	*	8.69	7.43	655,105

*  Period from 4/30/2015 to 12/31/2015

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Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	20.87	27.70	1,836,553
2015	26.47	20.87	1,801,419
2014	30.53	26.47	2,165,827
2013	24.73	30.53	2,484,401
2012	23.74	24.73	3,183,229
2011	25.19	23.74	4,323,883
2010	21.26	25.19	4,828,050
2009	14.48	21.26	5,804,813
2008	31.94	14.48	6,673,846
2007	22.06	31.94	8,773,979

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	88.60	103.72	3,467,370
2015	93.00	88.60	3,757,534
2014	86.23	93.00	4,196,574
2013	67.83	86.23	4,678,162
2012	58.29	67.83	5,186,879
2011	58.20	58.29	5,929,084
2010	50.95	58.20	6,841,710
2009	39.44	50.95	7,898,488
2008	69.34	39.44	9,295,731
2007	68.85	69.34	11,465,736

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	12.16	14.32	2,472,140
2015	12.73	12.16	1,359,097
2014	11.57	12.73	1,503,666
2013	8.71	11.57	1,861,828
2012	6.83	8.71	1,637,185
2011	8.66	6.83	1,521,800
2010	8.14	8.66	1,846,941
2009	6.45	8.14	2,069,146
2008	13.02	6.45	2,346,556
2007	15.16	13.02	1,482,955

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Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		9.81	10.62	555,871
2015		9.90	9.81	326,472
2014	*	10.00	9.90	114,707

*  Period from 4/30/2014 to 12/31/2014

Fidelity VIP Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	14.02	14.54	769,079
2015	14.18	14.02	784,626
2014	13.78	14.18	896,581
2013	13.16	13.78	868,393
2012	12.45	13.16	886,671
2011	12.35	12.45	770,156
2010	11.58	12.35	763,755
2009	10.16	11.58	931,849
2008	11.44	10.16	710,806
2007	10.86	11.44	663,552

Fidelity VIP Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	15.06	15.68	373,696
2015	15.22	15.06	410,320
2014	14.71	15.22	480,049
2013	13.51	14.71	446,923
2012	12.43	13.51	423,601
2011	12.51	12.43	397,347
2010	11.33	12.51	421,002
2009	9.28	11.33	555,823
2008	12.28	9.28	583,697
2007	11.40	12.28	654,310

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Fidelity VIP Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	16.07	16.81	613,380
2015	16.25	16.07	718,645
2014	15.67	16.25	864,375
2013	13.92	15.67	957,676
2012	12.55	13.92	1,035,511
2011	12.68	12.55	1,196,260
2010	11.31	12.68	1,365,417
2009	9.18	11.31	1,471,187
2008	12.34	9.18	1,681,045
2007	11.45	12.34	1,854,563

Fidelity VIP Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	16.45	17.28	1,411,308
2015	16.64	16.45	1,599,228
2014	16.02	16.64	1,816,336
2013	14.11	16.02	1,895,307
2012	12.68	14.11	2,006,333
2011	12.82	12.68	2,254,923
2010	11.43	12.82	2,368,707
2009	9.20	11.43	2,536,803
2008	12.71	9.20	2,351,055
2007	11.72	12.71	2,206,814

Fidelity VIP Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	16.56	17.43	1,389,314
2015	16.74	16.56	1,557,172
2014	16.09	16.74	1,742,922
2013	13.98	16.09	1,825,959
2012	12.43	13.98	1,852,059
2011	12.66	12.43	1,869,090
2010	11.15	12.66	1,966,755
2009	8.72	11.15	2,090,285
2008	13.04	8.72	2,002,936
2007	11.92	13.04	1,852,017

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Fidelity VIP Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	17.41	18.34	698,427
2015	17.58	17.41	792,793
2014	16.87	17.58	927,073
2013	14.18	16.87	961,109
2012	12.42	14.18	856,982
2011	12.79	12.42	908,522
2010	11.13	12.79	1,039,382
2009	8.63	11.13	1,030,699
2008	13.21	8.63	958,546
2007	12.05	13.21	888,850

Fidelity VIP Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	17.20	18.19	949,684
2015	17.38	17.20	1,010,879
2014	16.69	17.38	1,002,555
2013	13.83	16.69	1,025,431
2012	12.06	13.83	1,072,253
2011	12.48	12.06	1,069,675
2010	10.84	12.48	1,075,571
2009	8.30	10.84	1,132,297
2008	13.51	8.30	1,245,244
2007	12.23	13.51	1,334,635

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	13.27	13.54	3,804,407
2015	13.38	13.27	3,911,089
2014	12.96	13.38	4,168,731
2013	12.36	12.96	4,519,077
2012	11.81	12.36	5,124,891
2011	11.63	11.81	5,111,204
2010	10.91	11.63	4,849,812
2009	9.97	10.91	4,576,007
2008	10.95	9.97	2,425,256
2007	10.42	10.95	1,664,675

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Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	14.36	14.85	5,623,631
2015	14.46	14.36	5,844,989
2014	13.87	14.46	6,520,044
2013	12.17	13.87	7,007,512
2012	11.14	12.17	7,680,006
2011	11.27	11.14	8,013,270
2010	10.16	11.27	8,385,367
2009	8.61	10.16	8,312,893
2008	11.20	8.61	5,760,667
2007	10.55	11.20	4,413,485

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		13.53	14.06	2,404,697
2015		13.58	13.53	2,844,634
2014		12.99	13.58	3,206,657
2013		11.04	12.99	3,204,752
2012		9.97	11.04	3,162,529
2011		10.26	9.97	3,469,741
2010		9.10	10.26	3,317,744
2009		7.49	9.10	2,569,546
2008	*	10.00	7.49	1,032,868

*  Period from 5/1/2008 to 12/31/2008

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	14.59	15.19	3,007,277
2015	14.64	14.59	3,378,046
2014	14.03	14.64	3,649,925
2013	11.62	14.03	4,003,479
2012	10.34	11.62	3,975,570
2011	10.74	10.34	4,597,382
2010	9.47	10.74	5,145,400
2009	7.67	9.47	5,306,693
2008	11.38	7.67	4,937,225
2007	10.64	11.38	4,937,663

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Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	14.51	15.21	1,761,971
2015	14.57	14.51	2,039,142
2014	13.95	14.57	2,404,521
2013	11.01	13.95	2,675,949
2012	9.73	11.01	3,023,907
2011	10.35	9.73	3,563,105
2010	8.98	10.35	4,052,315
2009	7.04	8.98	4,378,455
2008	11.49	7.04	2,862,658
2007	10.66	11.49	2,759,613

Fidelity VIP Government Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	20.94	20.82	10,418,352
2015	21.11	20.94	11,178,276
2014	21.27	21.11	11,916,873
2013	21.44	21.27	14,129,145
2012	21.58	21.44	15,608,557
2011	21.73	21.58	19,936,293
2010	21.86	21.73	21,512,929
2009	21.88	21.86	29,305,516
2008	21.41	21.88	52,267,532
2007	20.51	21.41	37,590,476

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	112.69	112.68	3,029,045
2015	105.99	112.69	3,339,732
2014	96.00	105.99	3,701,281
2013	70.98	96.00	4,018,383
2012	62.39	70.98	4,424,146
2011	62.77	62.39	5,062,659
2010	50.96	62.77	5,763,535
2009	40.04	50.96	6,520,843
2008	76.40	40.04	7,624,796
2007	60.67	76.40	8,798,099

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Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	30.12	34.69	2,900,681
2015	31.07	30.12	3,134,161
2014	28.35	31.07	3,503,520
2013	21.40	28.35	3,740,261
2012	18.19	21.40	4,009,162
2011	18.05	18.19	4,268,380
2010	15.84	18.05	4,942,058
2009	12.55	15.84	5,825,765
2008	21.71	12.55	6,860,195
2007	19.52	21.71	7,642,475

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	25.18	25.06	2,365,696
2015	24.04	25.18	3,051,197
2014	21.60	24.04	2,698,547
2013	15.79	21.60	3,217,088
2012	13.31	15.79	3,599,781
2011	13.11	13.31	3,827,482
2010	10.68	13.11	3,888,006
2009	7.38	10.68	4,371,683
2008	16.55	7.38	4,145,619
2007	13.54	16.55	5,170,692

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	39.82	35.39	2,949,676
2015	37.74	39.82	4,527,348
2014	28.64	37.74	4,927,534
2013	18.49	28.64	4,606,802
2012	15.43	18.49	2,802,296
2011	14.36	15.43	2,642,001
2010	12.34	14.36	2,035,909
2009	9.38	12.34	2,436,898
2008	13.95	9.38	3,250,030
2007	12.76	13.95	3,107,253

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Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	45.42	51.64	1,445,746
2015	47.51	45.42	1,555,851
2014	47.34	47.51	1,795,004
2013	45.05	47.34	2,083,273
2012	39.76	45.05	2,504,053
2011	38.52	39.76	2,504,926
2010	34.12	38.52	2,917,761
2009	23.89	34.12	3,421,967
2008	32.11	23.89	3,533,255
2007	31.49	32.11	4,442,129

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	61.79	68.56	6,280,495
2015	61.47	61.79	6,454,320
2014	54.56	61.47	6,985,290
2013	41.59	54.56	7,258,338
2012	36.17	41.59	7,602,730
2011	35.73	36.17	8,344,326
2010	31.32	35.73	9,604,270
2009	24.93	31.32	11,105,342
2008	39.90	24.93	12,449,266
2007	38.15	39.90	14,325,858

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	35.44	40.73	807,609
2015	36.41	35.44	788,218
2014	34.56	36.41	999,876
2013	24.92	34.56	1,239,442
2012	20.96	24.92	955,527
2011	22.16	20.96	1,278,607
2010	17.04	22.16	1,533,870
2009	12.25	17.04	1,516,834
2008	20.53	12.25	1,521,448
2007	17.50	20.53	1,673,881
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Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		16.03	15.43	747,194
2015	*	16.59	16.03	868,600

*  Period from 4/30/2015 to 12/31/2015

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	40.31	41.89	3,796,369
2015	40.88	40.31	3,999,292
2014	38.94	40.88	4,399,870
2013	39.97	38.94	4,797,041
2012	38.05	39.97	6,385,050
2011	35.73	38.05	7,156,532
2010	33.41	35.73	8,124,403
2009	29.11	33.41	9,783,831
2008	30.33	29.11	9,715,213
2007	29.30	30.33	10,845,123

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		15.94	17.75	614,062
2015		17.66	15.94	613,831
2014		17.74	17.66	840,486
2013		14.64	17.74	1,005,397
2012		12.28	14.64	1,385,246
2011		13.49	12.28	1,772,017
2010		10.58	13.49	2,937,739
2009		5.99	10.58	2,646,510
2008		11.36	5.99	1,449,137
2007	*	10.00	11.36	829,578

*  Period from 5/1/2007 to 12/31/2007

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Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	37.09	41.29	6,545,497
2015	37.91	37.09	7,330,689
2014	35.96	37.91	8,027,673
2013	26.61	35.96	9,018,529
2012	23.36	26.61	10,062,445
2011	26.34	23.36	12,364,234
2010	20.61	26.34	14,918,504
2009	14.83	20.61	15,903,244
2008	24.69	14.83	17,916,255
2007	21.53	24.69	22,280,760

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	44.68	42.08	1,668,498
2015	43.46	44.68	1,913,316
2014	47.66	43.46	1,373,243
2013	36.84	47.66	1,528,658
2012	30.76	36.84	1,760,034
2011	37.43	30.76	2,056,331
2010	33.36	37.43	2,355,416
2009	26.57	33.36	2,721,090
2008	47.67	26.57	3,310,445
2007	40.97	47.67	3,969,430

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	33.00	34.62	1,198,882
2015	32.07	33.00	1,351,028
2014	24.84	32.07	1,520,723
2013	24.59	24.84	1,474,565
2012	20.91	24.59	2,093,512
2011	19.50	20.91	1,980,608
2010	15.07	19.50	2,262,393
2009	11.03	15.07	2,247,158
2008	18.50	11.03	2,371,487
2007	22.66	18.50	2,683,280

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Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	17.71	19.02	3,195,424
2015	18.15	17.71	3,539,037
2014	17.66	18.15	4,223,990
2013	17.75	17.66	4,876,374
2012	16.19	17.75	6,801,345
2011	15.60	16.19	7,333,085
2010	14.34	15.60	7,534,671
2009	11.12	14.34	8,838,368
2008	12.48	11.12	6,471,297
2007	11.92	12.48	6,617,196

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	23.12	25.55	2,170,728
2015	21.94	23.12	2,372,351
2014	19.76	21.94	2,440,151
2013	15.59	19.76	2,446,863
2012	13.37	15.59	3,048,760
2011	14.94	13.37	4,328,483
2010	11.79	14.94	5,486,041
2009	6.06	11.79	6,144,403
2008	12.41	6.06	3,487,073
2007	10.85	12.41	4,720,069

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		12.85	15.66	721,792
2015		12.65	12.85	293,124
2014		12.32	12.65	222,400
2013		10.24	12.32	300,270
2012		8.58	10.24	356,301
2011		8.83	8.58	276,641
2010		7.57	8.83	331,966
2009		5.16	7.57	373,296
2008		9.89	5.16	131,004
2007	*	10.00	9.89	127,153

*  Period from 5/1/2007 to 12/31/2007

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Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	19.70	22.29	932,593
2015	22.24	19.70	922,817
2014	18.41	22.24	1,327,937
2013	15.34	18.41	1,146,613
2012	14.39	15.34	1,360,430
2011	12.82	14.39	1,641,132
2010	11.62	12.82	1,316,399
2009	10.15	11.62	1,669,031
2008	15.89	10.15	2,417,528
2007	13.27	15.89	3,795,716

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	17.88	19.88	942,325
2015	18.16	17.88	1,069,865
2014	16.43	18.16	1,015,068
2013	12.50	16.43	917,738
2012	10.43	12.50	726,437
2011	10.78	10.43	1,034,102
2010	9.22	10.78	1,370,079
2009	6.52	9.22	1,455,704
2008	12.29	6.52	1,036,148
2007	12.13	12.29	1,215,791

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	22.78	24.77	1,317,255
2015	23.67	22.78	1,553,784
2014	22.34	23.67	1,673,543
2013	17.26	22.34	2,162,526
2012	13.67	17.26	2,474,493
2011	15.11	13.67	2,532,164
2010	12.03	15.11	3,114,887
2009	7.70	12.03	3,360,569
2008	15.88	7.70	3,625,060
2007	15.15	15.88	5,320,885

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39

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		11.45	11.81	510,137
2015		11.64	11.45	631,692
2014		11.51	11.64	665,831
2013		10.13	11.51	601,475
2012	*	9.89	10.13	190,959

*  Period from 04/30/2012 to 12/31/2012

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		10.02	10.00	485,583
2015		10.05	10.02	299,703
2014		9.80	10.05	245,350
2013		10.10	9.80	129,257
2012	*	10.05	10.10	319,529

*  Period from 04/30/2012 to 12/31/2012

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		10.38	10.60	454,932
2015		10.94	10.38	671,519
2014		10.83	10.94	754,804
2013		10.74	10.83	653,415
2012	*	10.00	10.74	376,687

*  Period from 04/30/2012 to 12/31/2012

Invesco V.I. Global Core Equity Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	17.16	18.19	414,510
2015	17.55	17.16	472,296
2014	17.57	17.55	529,796
2013	14.46	17.57	595,969
2012	12.81	14.46	662,541
2011	14.50	12.81	787,743
2010	13.17	14.50	947,330
2009	11.45	13.17	1,121,448
2008	19.28	11.45	1,425,798
2007	18.22	19.28	1,965,670

*  On May 28, 2010 this subaccount acquired the assets and liabilities of the Morgan Stanley Global Value Equity subaccount.

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40

Lazard Retirement Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	11.23	13.50	984,590
2015	14.14	11.23	1,085,746
2014	14.90	14.14	1,359,075
2013	15.18	14.90	1,716,500
2012	12.51	15.18	2,420,270
2011	15.33	12.51	3,075,272
2010	12.56	15.33	4,828,045
2009	7.44	12.56	5,228,236
2008	14.59	7.44	3,253,919
2007	11.00	14.59	4,370,003

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	29.89	32.78	443,801
2015	30.47	29.89	519,162
2014	29.84	30.47	613,851
2013	32.97	29.84	728,402
2012	28.18	32.97	1,325,166
2011	26.54	28.18	1,166,994
2010	24.37	26.54	1,389,916
2009	18.87	24.37	1,282,334
2008	22.37	18.87	1,150,990
2007	21.17	22.37	1,387,587

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	23.06	24.42	1,035,413
2015	26.03	23.06	1,197,614
2014	27.47	26.03	1,421,782
2013	27.98	27.47	1,746,796
2012	23.52	27.98	2,311,310
2011	28.99	23.52	2,965,468
2010	24.55	28.99	4,033,699
2009	14.57	24.55	4,950,157
2008	33.86	14.57	5,366,296
2007	24.31	33.86	8,897,727

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Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	15.36	16.09	457,549
2015	16.54	15.36	537,048
2014	16.32	16.54	633,654
2013	14.19	16.32	723,193
2012	12.57	14.19	867,221
2011	13.15	12.57	1,049,297
2010	12.55	13.15	1,488,176
2009	9.54	12.55	1,940,520
2008	17.37	9.54	2,515,571
2007	15.28	17.37	3,840,145

PIMCO VIT CommodityRealReturn® Strategy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		5.13	5.86	18,541
2015		6.96	5.13	20,128
2014		8.60	6.96	34,232
2013		10.16	8.60	52,460
2012	*	10.01	10.16	89,288

*  Period from 04/30/2012 to 12/31/2012

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		11.00	11.07	3,168,595
2015		11.06	11.00	3,331,703
2014		11.05	11.06	3,658,333
2013		11.15	11.05	3,838,824
2012		10.62	11.15	4,852,864
2011		10.59	10.62	4,751,657
2010		10.14	10.59	4,105,605
2009	*	10.00	10.14	1,701,042

*  Period from 09/30/2009 to 12/31/2009

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PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		11.71	12.22	958,876
2015		12.13	11.71	1,151,877
2014		11.86	12.13	1,334,496
2013		13.17	11.86	1,844,629
2012		12.21	13.17	4,156,976
2011		11.02	12.21	3,746,158
2010		10.28	11.02	1,949,650
2009	*	10.00	10.28	1,113,929

*  Period from 09/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		12.15	12.38	2,372,939
2015		12.20	12.15	2,577,428
2014		11.79	12.20	2,816,913
2013		12.12	11.79	3,536,056
2012		11.15	12.12	5,025,290
2011		10.85	11.15	4,518,311
2010		10.12	10.85	4,100,165
2009	*	10.00	10.12	2,077,090

*  Period from 09/30/2009 to 12/31/2009

Any Subaccounts that were not part of the Variable Account in 2016 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

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Table of Contents of the Statement of Additional Information

Accumulation Units	2
Fixed Annuity Income Payments	2
Exchanges Among Subaccounts After the Annuity Date	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	3
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	4
Financial Statements	4
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File no. 811-5315
NRR7-PRO-0417
1.756510.118

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INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1.  Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.

Revocation

2.  You are allowed to revoke or cancel your IRA within ten (10) days of the later of (1) the date of the application for the IRA; or (2) the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your entire contribution. FILI will refund the greater of: (1) your Purchase Payment in full, neither crediting your account for earnings, nor charging it with any administrative expenses, or (2) your contract value at the time of revocation plus any amount deducted from your contribution prior to such time.

You may revoke your IRA by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0050

Any question regarding this procedure may be directed to a Fidelity Insurance Specialist at 1-800-544-2442.

Contributions

3.  You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.

4.  Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.

5.  No deduction is allowed for a rollover contribution which is not treated as income to the individual.

Investments

6  The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.

7.  The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.

8.  No part of the IRA may be invested in life insurance or endowment contracts.

Distributions

9.  Distributions from your IRA will be included in your gross income for Federal income tax purposes for the year in which you receive them except to the extent treated under the tax law as a recovery of non-deductible contribution if any.

10.  To the extent it's included in gross income, a distribution from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is (1) rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is one of a scheduled series of payments over your life or life expectancy or the joint lives or joint life expectancies of yourself and the second person designated by you; or (4) satisfies some other exception to this penalty tax.

11.  You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. Subsequent distributions must be made by December 31 of each year.

12.  You may select one of the following methods of distribution for the assets of this IRA:

(a)  Distribution as an annuity over your life or your life and the life of a second person designated by you;

(b)  Distribution as an annuity for a period certain not to exceed your life expectancy or the joint life expectancy of yourself and a second person designated by you;

FVA-91200

Not Part of the Prospectus

(c)  Single sum payment; or

(d)  Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.

(See Contract and Endorsement for a full description of these permissible distribution methods.)

13.  Once distributions are required to begin, they must not be less than the amount each year (determined in accordance with IRS Regulations) which would exhaust the value of all your IRAs over the required distribution period. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

14.  If you die after distribution of the IRA has commenced, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

15.  If you die before distribution of the IRA commences, the entire balance must be distributed to the beneficiary within five (5) years unless:

(a)  The beneficiary is your surviving spouse and the beneficiary either treats the IRA as his or her own IRA or elects to receive payments over his or her own life or life expectancy commencing at any date prior to the later of (i) December 31 of the calendar year immediately following the calendar year of your death, or (ii) December 31 of the calendar year in which you would have reached age 70 1/2; or

(b)  The beneficiary is not your surviving spouse and the beneficiary elects to have the IRA distributed over his or her life expectancy commencing on or before December 31 of the calendar year immediately following the calendar year of your death.

16.  You may rollover all or a portion of your IRA into another IRA or individual retirement account and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

Other Tax Considerations

17.  Distributions are taxed as ordinary income under Federal income tax laws.

18.  The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.

19.  Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

20.  The Contract has not been approved as to form for use as an IRA by the Internal Revenue Service. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

21.  Further information can be obtained from any district office of the Internal Revenue Service.

Prohibited Transactions

22.  If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your IRA) occur during the existence of your IRA, your Contract will be disqualified and the entire balance in your Contract will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59 1/2 at the time, to the 10% penalty tax on premature distributions.

23.  If you or your beneficiary borrow any money under, or by use of, all or a portion of your IRA, then your Contract will lose its qualification as an IRA, and the entire balance will be treated as a distribution to you and subject to a 10% penalty tax on premature distributions, discussed above.

Financial Information

24.  The value of your investment will depend on how you allocate funds between the Fixed Account and the Subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Fixed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.

FVA-91200

Not Part of the Prospectus

2

25.  As further described in the prospectus, the following are charges that the Company currently makes:

(a)  Administrative Charge

The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.

The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Fixed Account.

(b)  Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.75%. This charge is not made against the Fixed Account.

(c)  Portfolio Expenses

The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees. The level of expenses vary by portfolio. This charge is not made against the Fixed Account.

FVA-91200

Not Part of the Prospectus

3

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY RETIREMENT RESERVES
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2017

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2017, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

NRR7-PTB-0417
1.756511.118

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10.00. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a)  Is the value of the assets at the end of the preceding Valuation Period;

(b)  Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c)  Is the sum of:

(1)  The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2)  The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a)  The income based on the rates shown in the contract's Annuity Tables for the option chosen; and

(b)  The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same plan.

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to reallocate the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met: (1) The Beneficiaries' or second Owner's entire interest is payable over the Beneficiaries or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) the Contract is a Non-qualified Contract and the Beneficiary or second Owner is not a spouse of the deceased Owner, in which case the Beneficiary/second Owner may elect to have their entire interest paid over their lifetime in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary / second Owner can not make ad hoc partial withdrawals but can surrender their Contract for its Cash Surrender Value at any time), or (3) the Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. However, for Qualified Contracts where the Owner's spouse is the Beneficiary, annuity income payments need not begin within one year after the Owner's death, rather they need only begin on or before April 1 of the calendar year following the calendar year in which the Owner would have attained age 70 1/2. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary/surviving Owner may not have a full five year distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Fidelity Investments Life. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

3

EXPERTS

The consolidated financial statements of the Company as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2016 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the consolidated financial statements of Fidelity Investments Life Insurance Company provided herein.

4

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2016

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$233,088	$1,067,746	$96,534	$391,835	$415,015	$327,035	$375,525	$213,822
Receivable from FILI	51	0	14	0	149	0	72	0
Total assets	233,139	1,067,746	96,548	391,835	415,164	327,035	375,597	213,822
Liabilities:
Payable to FILI	0	2	0	0	0	0	0	0
Total net assets	$233,139	$1,067,744	$96,548	$391,835	$415,164	$327,035	$375,597	$213,822
Net Assets:
Fidelity Retirement Reserves	$216,904	$0	$74,654	$0	$359,687	$0	$341,349	$0
Fidelity Income Advantage	16,235	0	21,894	0	55,477	0	34,248	0
Fidelity Personal Retirement	0	1,061,754	0	391,835	0	327,035	0	213,822
Fidelity Freedom Lifetime Income	0	2,399	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	3,591	0	0	0	0	0	0
Total net assets	$233,139	$1,067,744	$96,548	$391,835	$415,164	$327,035	$375,597	$213,822
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	10,418	0	1,446	0	3,467	0	3,029	0
Unit Value	$20.82	$0	$51.64	$0	$103.72	$0	$112.68	$0
Fidelity Income Advantage:
Units Outstanding	806	0	439	0	553	0	314	0
Unit Value	$20.09	$0	$49.83	$0	$100.10	$0	$108.75	$0
Fidelity Personal Retirement:
Units Outstanding	0	99,721	0	22,622	0	15,793	0	9,632
Highest Value	$0	$11.33	$0	$23.20	$0	$31.98	$0	$32.89
Lowest Value	$0	$9.94	$0	$14.73	$0	$19.37	$0	$21.26
Fidelity Freedom Lifetime Income:
Units Outstanding	0	220	0	0	0	0	0	0
Unit Value	$0	$10.89	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	370	0	0	0	0	0	0
Highest Unit Value	$0	$9.57	$0	$0	$0	$0	$0	$0
Lowest Unit Value	$0	$9.17	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	8	0	0	0	0	0	0
Highest Unit Value	$0	$9.43	$0	$0	$0	$0	$0	$0
Lowest Unit Value	$0	$9.06	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$77,779	$176,435	$204,041	$644,812	$213,579	$161,111
Receivable from FILI	0	0	65	0	53	0
Total assets	77,779	176,435	204,106	644,812	213,632	161,111
Liabilities:
Payable to FILI	2	0	0	0	0	0
Total net assets	$77,777	$176,435	$204,106	$644,812	$213,632	$161,111
Net Assets:
Fidelity Retirement Reserves	$70,204	$0	$159,036	$0	$180,228	$0
Fidelity Income Advantage	7,573	0	45,070	0	33,404	0
Fidelity Personal Retirement	0	176,435	0	644,812	0	161,111
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$77,777	$176,435	$204,106	$644,812	$213,632	$161,111
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,668	0	3,796	0	3,369	0
Unit Value	$42.08	$0	$41.89	$0	$53.49	$0
Fidelity Income Advantage:
Units Outstanding	186	0	1,114	0	647	0
Unit Value	$40.61	$0	$40.43	$0	$51.62	$0
Fidelity Personal Retirement:
Units Outstanding	0	12,432	0	45,315	0	9,363
Highest Value	$0	$19.09	$0	$15.76	$0	$21.44
Lowest Value	$0	$13.82	$0	$12.17	$0	$15.20
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$2,127,120	$67,826	$91,347	$859,956	$1,149,056	$149,262	$2,176,763
Receivable from FILI	157	23	0	148	0	82	1
Total assets	2,127,277	67,849	91,347	860,104	1,149,056	149,344	2,176,764
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$2,127,277	$67,849	$91,347	$860,104	$1,149,056	$149,344	$2,176,764
Net Assets:
Fidelity Retirement Reserves	$430,647	$55,054	$0	$770,685	$0	$113,725	$0
Fidelity Income Advantage	58,770	12,795	0	89,419	0	35,619	0
Fidelity Personal Retirement	1,637,860	0	91,347	0	1,149,056	0	1,235,751
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	941,013
Total net assets	$2,127,277	$67,849	$91,347	$860,104	$1,149,056	$149,344	$2,176,764
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	6,280	1,560	0	9,672	0	3,830	0
Unit Value	$68.56	$35.31	$0	$79.68	$0	$29.69	$0
Fidelity Income Advantage:
Units Outstanding	886	374	0	1,161	0	1,241	0
Unit Value	$66.17	$34.08	$0	$76.89	$0	$28.65	$0
Fidelity Personal Retirement:
Units Outstanding	70,925	0	5,144	0	51,036	0	60,398
Highest Value	$32.51	$0	$23.83	$0	$32.26	$0	$28.77
Lowest Value	$22.32	$0	$16.38	$0	$21.18	$0	$18.06
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	37,204
Highest Value	$0	$0	$0	$0	$0	$0	$26.56
Lowest Value	$0	$0	$0	$0	$0	$0	$15.39
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	19,869
Highest Value	$0	$0	$0	$0	$0	$0	$26.23
Lowest Value	$0	$0	$0	$0	$0	$0	$15.17

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$22,734	$105,229	$123,526	$188,088	$70,784	$162,076	$322,386	$494,945
Receivable from FILI	11	0	43	0	11	0	0	0
Total assets	22,745	105,229	123,569	188,088	70,795	162,076	322,386	494,945
Liabilities:
Payable to FILI	0	0	0	0	0	0	45	0
Total net assets	$22,745	$105,229	$123,569	$188,088	$70,795	$162,076	$322,341	$494,945
Net Assets:
Fidelity Retirement Reserves	$19,186	$0	$100,621	$0	$59,299	$0	$270,279	$0
Fidelity Income Advantage	3,559	0	22,948	0	11,496	0	52,062	0
Fidelity Personal Retirement	0	105,229	0	188,088	0	162,076	0	494,945
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$22,745	$105,229	$123,569	$188,088	$70,795	$162,076	$322,341	$494,945
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	710	0	2,901	0	2,366	0	6,545	0
Unit Value	$27.01	$0	$34.69	$0	$25.06	$0	$41.29	$0
Fidelity Income Advantage:
Units Outstanding	135	0	685	0	475	0	1,305	0
Unit Value	$26.30	$0	$33.47	$0	$24.19	$0	$39.93	$0
Fidelity Personal Retirement:
Units Outstanding	0	4,520	0	8,157	0	7,037	0	22,234
Highest Value	$0	$35.16	$0	$32.37	$0	$40.06	$0	$33.61
Lowest Value	$0	$22.18	$0	$22.02	$0	$21.63	$0	$18.89
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$41,185	$86,933	$24,016	$89,636	$63,780	$229,140	$58,030	$149,211
Receivable from FILI	16	1	0	0	24	0	23	0
Total assets	41,201	86,934	24,016	89,636	63,804	229,140	58,053	149,211
Liabilities:
Payable to FILI	0	0	2	0	0	0	0	0
Total net assets	$41,201	$86,934	$24,014	$89,636	$63,804	$229,140	$58,053	$149,211
Net Assets:
Fidelity Retirement Reserves	$32,636	$0	$20,794	$0	$55,464	$0	$50,885	$0
Fidelity Income Advantage	8,565	0	3,220	0	8,340	0	7,168	0
Fidelity Personal Retirement	0	86,934	0	89,636	0	229,140	0	149,211
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$41,201	$86,934	$24,014	$89,636	$63,804	$229,140	$58,053	$149,211
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,317	0	933	0	2,171	0	1,837	0
Unit Value	$24.77	$0	$22.29	$0	$25.55	$0	$27.70	$0
Fidelity Income Advantage:
Units Outstanding	355	0	149	0	336	0	266	0
Unit Value	$24.12	$0	$21.61	$0	$24.77	$0	$26.86	$0
Fidelity Personal Retirement:
Units Outstanding	0	4,126	0	4,136	0	8,632	0	9,173
Highest Value	$0	$42.64	$0	$23.58	$0	$51.15	$0	$22.29
Lowest Value	$0	$20.39	$0	$18.94	$0	$22.08	$0	$15.00
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$118,196	$486,468	$38,321	$118,002	$38,536	$135,052	$21,651	$111,490
Receivable from FILI	21	0	4	0	14	0	8	0
Total assets	118,217	486,468	38,325	118,002	38,550	135,052	21,659	111,490
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$118,217	$486,468	$38,325	$118,002	$38,550	$135,052	$21,659	$111,490
Net Assets:
Fidelity Retirement Reserves	$104,377	$0	$35,401	$0	$32,895	$0	$17,195	$0
Fidelity Income Advantage	13,840	0	2,924	0	5,655	0	4,464	0
Fidelity Personal Retirement	0	486,468	0	118,002	0	135,052	0	111,490
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$118,217	$486,468	$38,325	$118,002	$38,550	$135,052	$21,659	$111,490
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,950	0	2,472	0	808	0	667	0
Unit Value	$35.39	$0	$14.32	$0	$40.73	$0	$25.78	$0
Fidelity Income Advantage:
Units Outstanding	403	0	210	0	143	0	178	0
Unit Value	$34.30	$0	$13.88	$0	$39.48	$0	$24.99	$0
Fidelity Personal Retirement:
Units Outstanding	0	15,205	0	7,613	0	5,004	0	4,414
Highest Value	$0	$44.76	$0	$30.81	$0	$40.87	$0	$44.28
Lowest Value	$0	$30.60	$0	$12.27	$0	$23.27	$0	$24.40
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation
Assets:
Investments at market value	$47,451	$208,993	$71,488	$874,097	$13,176
Receivable from FILI	0	0	9	0	2
Total assets	47,451	208,993	71,497	874,097	13,178
Liabilities:
Payable to FILI	63	0	0	0	0
Total net assets	$47,388	$208,993	$71,497	$874,097	$13,178
Net Assets:
Fidelity Retirement Reserves	$41,505	$0	$60,786	$0	$11,531
Fidelity Income Advantage	5,883	0	10,711	0	1,647
Fidelity Personal Retirement	0	208,993	0	874,097	0
Fidelity Freedom Lifetime Income	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0
Total net assets	$47,388	$208,993	$71,497	$874,097	$13,178
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,199	0	3,195	0	747
Unit Value	$34.62	$0	$19.02	$0	$15.43
Fidelity Income Advantage:
Units Outstanding	177	0	577	0	109
Unit Value	$33.70	$0	$18.54	$0	$15.08
Fidelity Personal Retirement:
Units Outstanding	0	9,315	0	55,023	0
Highest Value	$0	$48.57	$0	$18.86	$0
Lowest Value	$0	$20.01	$0	$13.01	$0
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income
Assets:
Investments at market value	$141,608	$21,910	$135,513	$11,180
Receivable from FILI	0	3	0	3
Total assets	141,608	21,913	135,513	11,183
Liabilities:
Payable to FILI	0	0	0	0
Total net assets	$141,608	$21,913	$135,513	$11,183
Net Assets:
Fidelity Retirement Reserves	$0	$18,734	$0	$11,183
Fidelity Income Advantage	0	3,179	0	0
Fidelity Personal Retirement	141,608	0	135,513	0
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$141,608	$21,913	$135,513	$11,183
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	942	0	769
Unit Value	$0	$19.88	$0	$14.54
Fidelity Income Advantage:
Units Outstanding	0	164	0	0
Unit Value	$0	$19.42	$0	$0
Fidelity Personal Retirement:
Units Outstanding	8,795	0	6,260	0
Highest Value	$30.96	$0	$39.03	$0
Lowest Value	$15.37	$0	$20.17	$0
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Income Investor Class	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Assets:
Investments at market value	$63,924	$5,861	$16,834	$10,311	$53,982	$24,389	$90,327
Receivable from FILI	0	0	0	1	0	1	0
Total assets	63,924	5,861	16,834	10,312	53,982	24,390	90,327
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$63,924	$5,861	$16,834	$10,312	$53,982	$24,390	$90,327
Net Assets:
Fidelity Retirement Reserves	$0	$5,861	$0	$10,312	$0	$24,390	$0
Fidelity Income Advantage	0	0	0	0	0	0	0
Fidelity Personal Retirement	63,924	0	16,834	0	53,982	0	90,327
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$63,924	$5,861	$16,834	$10,312	$53,982	$24,390	$90,327
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	374	0	613	0	1,411	0
Unit Value	$0	$15.68	$0	$16.81	$0	$17.28	$0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Personal Retirement:
Units Outstanding	4,385	0	1,037	0	3,110	0	5,082
Highest Value	$15.60	$0	$19.17	$0	$20.88	$0	$21.55
Lowest Value	$12.70	$0	$14.07	$0	$15.05	$0	$15.34
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Assets:
Investments at market value	$24,215	$170,145	$12,809	$152,769	$17,273	$145,170
Receivable from FILI	1	0	0	0	0	0
Total assets	24,216	170,145	12,809	152,769	17,273	145,170
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$24,216	$170,145	$12,809	$152,769	$17,273	$145,170
Net Assets:
Fidelity Retirement Reserves	$24,216	$0	$12,809	$0	$17,273	$0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	170,145	0	152,769	0	145,170
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$24,216	$170,145	$12,809	$152,769	$17,273	$145,170
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,389	0	698	0	950	0
Unit Value	$17.43	$0	$18.34	$0	$18.19	$0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Personal Retirement:
Units Outstanding	0	9,464	0	8,132	0	7,743
Highest Value	$0	$23.25	$0	$24.89	$0	$25.95
Lowest Value	$0	$15.93	$0	$16.83	$0	$17.25
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%	VIP – FundsManager 50%
Assets:
Investments at market value	$12,363	$32,859	$25,846	$38,785	$240,229	$678,368	$1,271,686
Receivable from FILI	12	16	7	16	0	7	94
Total assets	12,375	32,875	25,853	38,801	240,229	678,375	1,271,780
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$12,375	$32,875	$25,853	$38,801	$240,229	$678,375	$1,271,780
Net Assets:
Fidelity Retirement Reserves	$0	$0	$0	$33,148	$0	$51,509	$83,514
Fidelity Income Advantage	0	0	0	5,653	0	12,692	46,918
Fidelity Personal Retirement	0	0	0	0	240,229	602,290	1,026,973
Fidelity Freedom Lifetime Income	12,375	32,875	25,853	0	0	11,884	114,375
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$12,375	$32,875	$25,853	$38,801	$240,229	$678,375	$1,271,780
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	0	1,741	0	3,804	5,624
Unit Value	$0	$0	$0	$19.04	$0	$13.54	$14.85
Fidelity Income Advantage:
Units Outstanding	0	0	0	303	0	958	3,224
Unit Value	$0	$0	$0	$18.64	$0	$13.25	$14.53
Fidelity Personal Retirement:
Units Outstanding	0	0	0	0	10,577	43,233	64,374
Highest Value	$0	$0	$0	$0	$37.13	$14.88	$19.68
Lowest Value	$0	$0	$0	$0	$20.02	$12.59	$14.97
Fidelity Freedom Lifetime Income:
Units Outstanding	769	1,943	1,425	0	0	941	8,255
Unit Value	$16.07	$16.91	$18.14	$0	$0	$12.63	$13.85
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Assets:
Investments at market value	$1,660,140	$1,050,926	$372,011	$35,067	$256,003	$11,892	$47,705
Receivable from FILI	0	27	63	15	0	5	0
Total assets	1,660,140	1,050,953	372,074	35,082	256,003	11,897	47,705
Liabilities:
Payable to FILI	18	0	0	0	0	0	0
Total net assets	$1,660,122	$1,050,953	$372,074	$35,082	$256,003	$11,897	$47,705
Net Assets:
Fidelity Retirement Reserves	$33,829	$45,690	$26,801	$30,186	$0	$10,899	$0
Fidelity Income Advantage	18,607	27,503	12,015	4,896	0	998	0
Fidelity Personal Retirement	732,777	951,796	319,957	0	256,003	0	47,705
Fidelity Freedom Lifetime Income	123,242	25,964	13,301	0	0	0	0
Fidelity Growth and Guaranteed Income	751,667	0	0	0	0	0	0
Total net assets	$1,660,122	$1,050,953	$372,074	$35,082	$256,003	$11,897	$47,705
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,405	3,007	1,762	1,339	0	614	0
Unit Value	$14.06	$15.19	$15.21	$22.53	$0	$17.75	$0
Fidelity Income Advantage:
Units Outstanding	1,350	1,849	805	221	0	57	0
Unit Value	$13.82	$14.87	$14.88	$22.10	$0	$17.40	$0
Fidelity Personal Retirement:
Units Outstanding	47,231	56,911	18,774	0	10,944	0	2,547
Highest Value	$21.70	$23.11	$25.74	$0	$29.53	$0	$37.64
Lowest Value	$14.76	$16.11	$16.13	$0	$22.13	$0	$17.28
Fidelity Freedom Lifetime Income:
Units Outstanding	8,609	1,827	932	0	0	0	0
Unit Value	$14.31	$14.21	$14.27	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	29,172	0	0	0	0	0	0
Highest Value	$20.03	$0	$0	$0	$0	$0	$0
Lowest Value	$13.47	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	20,592	0	0	0	0	0	0
Highest Value	$19.79	$0	$0	$0	$0	$0	$0
Lowest Value	$13.28	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	UIF – Emerging Markets Equity
Assets:
Investments at market value	$14,186	$67,445	$4,831	$30,792	$6,357	$126,335	$58,810
Receivable from FILI	9	0	1	0	0	0	13
Total assets	14,195	67,445	4,832	30,792	6,357	126,335	58,823
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$14,195	$67,445	$4,832	$30,792	$6,357	$126,335	$58,823
Net Assets:
Fidelity Retirement Reserves	$11,303	$0	$4,460	$0	$5,905	$0	$25,285
Fidelity Income Advantage	2,892	0	372	0	452	0	2,972
Fidelity Personal Retirement	0	67,445	0	30,792	0	126,335	30,566
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$14,195	$67,445	$4,832	$30,792	$6,357	$126,335	$58,823
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	722	0	586	0	556	0	1,035
Unit Value	$15.66	$0	$7.61	$0	$10.62	$0	$24.42
Fidelity Income Advantage:
Units Outstanding	188	0	50	0	43	0	126
Unit Value	$15.35	$0	$7.48	$0	$10.57	$0	$23.57
Fidelity Personal Retirement:
Units Outstanding	0	3,554	0	3,291	0	11,699	2,712
Highest Value	$0	$39.76	$0	$21.14	$0	$10.82	$20.57
Lowest Value	$0	$16.39	$0	$7.92	$0	$10.78	$10.03
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF – Emerging Markets Debt	UIF – Global Strategist	Invesco – Van Kampen Global Core Equity	WFAF – Advantage VT Discovery	WFAF – Advantage VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Assets:
Investments at market value	$132,152	$28,058	$21,728	$24,826	$18,613	$106,385	$16,796
Receivable from FILI	0	7	4	10	9	0	1
Total assets	132,152	28,065	21,732	24,836	18,622	106,385	16,797
Liabilities:
Payable to FILI	30	0	0	0	0	5	0
Total net assets	$132,122	$28,065	$21,732	$24,836	$18,622	$106,380	$16,797
Net Assets:
Fidelity Retirement Reserves	$14,549	$7,363	$7,538	$21,409	$16,288	$13,289	$109
Fidelity Income Advantage	2,024	2,611	1,707	3,427	2,334	865	24
Fidelity Personal Retirement	115,549	18,091	12,487	0	0	92,226	16,664
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$132,122	$28,065	$21,732	$24,836	$18,622	$106,380	$16,797
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	444	458	415	575	414	985	19
Unit Value	$32.78	$16.09	$18.19	$37.26	$39.31	$13.50	$5.86
Fidelity Income Advantage:
Units Outstanding	65	168	97	95	61	66	4
Unit Value	$31.64	$15.53	$17.55	$35.96	$37.94	$13.21	$5.80
Fidelity Personal Retirement:
Units Outstanding	7,560	1,357	973	0	0	7,197	2,761
Highest Value	$20.14	$20.76	$18.80	$0	$0	$22.57	$6.06
Lowest Value	$12.74	$12.19	$11.72	$0	$0	$10.51	$6.01
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$451,353	$198,521	$557,711	$174,891	$104,355	$71,406
Receivable from FILI	3	0	0	1	0	0
Total assets	451,356	198,521	557,711	174,892	104,355	71,406
Liabilities:
Payable to FILI	0	15	3	0	3	0
Total net assets	$451,356	$198,506	$557,708	$174,892	$104,352	$71,406
Net Assets:
Fidelity Retirement Reserves	$35,067	$11,718	$29,373	$6,024	$4,823	$4,857
Fidelity Income Advantage	1,023	1,458	1,693	725	601	498
Fidelity Personal Retirement	415,266	185,330	526,642	168,143	98,928	66,051
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$451,356	$198,506	$557,708	$174,892	$104,352	$71,406
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,169	959	2,373	510	455	486
Unit Value	$11.07	$12.22	$12.38	$11.81	$10.60	$10.00
Fidelity Income Advantage:
Units Outstanding	94	122	139	62	58	50
Unit Value	$10.91	$12.04	$12.20	$11.69	$10.50	$9.91
Fidelity Personal Retirement:
Units Outstanding	36,791	15,189	42,046	13,835	9,061	6,417
Highest Value	$11.52	$12.72	$12.89	$12.21	$10.96	$10.34
Lowest Value	$10.99	$11.57	$11.89	$12.12	$10.88	$10.27
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$504	$1,788	$4,971	$20,051	$8,908	$6,635
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,750	0	547	0	2,535	0
Administrative and other charges	117	0	37	0	169	0
Total expenses	1,867	0	584	0	2,704	0
Fidelity Income Advantage:
Mortality and expense risk charges	135	0	160	0	389	0
Administrative and other charges	45	0	53	0	130	0
Total expenses	180	0	213	0	519	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,402	0	516	0	400
Administrative and other charges	0	492	0	185	0	135
Total expenses	0	1,894	0	701	0	535
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	17	0	0	0	0
Administrative and other charges	0	3	0	0	0	0
Total expenses	0	20	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	34	0	0	0	0
Administrative and other charges	0	9	0	0	0	0
Total expenses	0	43	0	0	0	0
Total expenses	2,047	1,957	797	701	3,223	535
Net investment income (loss)	(1,543)	(169)	4,174	19,350	5,685	6,100
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(2,596)	3,354	3,476	2,639
Realized gain distributions	0	0	0	0	24,898	16,708
Net realized gain (loss) on investments	0	0	(2,596)	3,354	28,374	19,347
Unrealized appreciation (depreciation)	0	0	10,361	27,362	27,572	19,504
Net increase (decrease) in net assets from operations	$(1,543)	$(169)	$11,939	$50,066	$61,631	$44,951

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$145	$0	$1,163	$2,543	$4,886	$15,289
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,639	0	577	0	1,268	0
Administrative and other charges	176	0	39	0	84	0
Total expenses	2,815	0	616	0	1,352	0
Fidelity Income Advantage:
Mortality and expense risk charges	268	0	61	0	368	0
Administrative and other charges	89	0	21	0	122	0
Total expenses	357	0	82	0	490	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	318	0	261	0	921
Administrative and other charges	0	110	0	92	0	313
Total expenses	0	428	0	353	0	1,234
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	3,172	428	698	353	1,842	1,234
Net investment income (loss)	(3,027)	(428)	465	2,190	3,044	14,055
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6,135	9,657	(1,444)	563	23	1,677
Realized gain distributions	37,864	21,041	138	315	103	267
Net realized gain (loss) on investments	43,999	30,698	(1,306)	878	126	1,944
Unrealized appreciation (depreciation)	(42,060)	(28,864)	(4,606)	(13,445)	4,970	7,781
Net increase (decrease) in net assets from operations	$(1,088)	$1,406	$(5,447)	$(10,377)	$8,140	$23,780

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$3,167	$2,302	$29,681	$938	$1,207	$6,781	$8,411
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,386	0	3,020	419	0	5,786	0
Administrative and other charges	92	0	201	28	0	386	0
Total expenses	1,478	0	3,221	447	0	6,172	0
Fidelity Income Advantage:
Mortality and expense risk charges	260	0	412	99	0	670	0
Administrative and other charges	86	0	137	33	0	223	0
Total expenses	346	0	549	132	0	893	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	263	1,927	0	150	0	1,663
Administrative and other charges	0	82	691	0	47	0	549
Total expenses	0	345	2,618	0	197	0	2,212
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	1,824	345	6,388	579	197	7,065	2,212
Net investment income (loss)	1,343	1,957	23,293	359	1,010	(284)	6,199
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(91)	900	39,531	905	2,353	14,265	20,035
Realized gain distributions	9,468	7,108	1,761	1,014	1,370	69,067	86,445
Net realized gain (loss) on investments	9,377	8,008	41,292	1,919	3,723	83,332	106,480
Unrealized appreciation (depreciation)	(6,137)	(5,356)	141,049	(1,339)	(2,974)	(25,005)	(29,901)
Net increase (decrease) in net assets from operations	$4,583	$4,609	$205,634	$939	$1,759	$58,043	$82,778

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$1,951	$27,196	$205	$887	$1,946	$2,850
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	853	0	162	0	693	0
Administrative and other charges	57	0	11	0	46	0
Total expenses	910	0	173	0	739	0
Fidelity Income Advantage:
Mortality and expense risk charges	275	0	32	0	157	0
Administrative and other charges	92	0	10	0	52	0
Total expenses	367	0	42	0	209	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,860	0	175	0	227
Administrative and other charges	0	564	0	60	0	74
Total expenses	0	2,424	0	235	0	301
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	9,082	0	0	0	0
Administrative and other charges	0	2,448	0	0	0	0
Total expenses	0	11,530	0	0	0	0
Total expenses	1,277	13,954	215	235	948	301
Net investment income (loss)	674	13,242	(10)	652	998	2,549
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,130	26,339	751	1,243	1,552	1,542
Realized gain distributions	3,705	50,704	1,163	5,389	6,856	8,797
Net realized gain (loss) on investments	4,835	77,043	1,914	6,632	8,408	10,339
Unrealized appreciation (depreciation)	3,540	42,404	(1,808)	(6,366)	6,505	9,123
Net increase (decrease) in net assets from operations	$9,049	$132,689	$96	$918	$15,911	$22,011

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$234	$403	$1,546	$2,097	$462	$986
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	487	0	1,972	0	257	0
Administrative and other charges	32	0	131	0	17	0
Total expenses	519	0	2,103	0	274	0
Fidelity Income Advantage:
Mortality and expense risk charges	95	0	385	0	67	0
Administrative and other charges	32	0	128	0	22	0
Total expenses	127	0	513	0	89	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	283	0	667	0	130
Administrative and other charges	0	99	0	229	0	47
Total expenses	0	382	0	896	0	177
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	646	382	2,616	896	363	177
Net investment income (loss)	(412)	21	(1,070)	1,201	99	809
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5,892	4,969	2,616	4,571	900	3,975
Realized gain distributions	1,687	4,602	19,435	27,973	0	0
Net realized gain (loss) on investments	7,579	9,571	22,051	32,544	900	3,975
Unrealized appreciation (depreciation)	(8,398)	(12,350)	12,325	18,616	2,568	3,720
Net increase (decrease) in net assets from operations	$(1,231)	$(2,758)	$33,306	$52,361	$3,567	$8,504

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$434	$1,564	$75	$147	$334	$797
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	200	0	407	0	314	0
Administrative and other charges	13	0	27	0	21	0
Total expenses	213	0	434	0	335	0
Fidelity Income Advantage:
Mortality and expense risk charges	27	0	56	0	42	0
Administrative and other charges	9	0	19	0	14	0
Total expenses	36	0	75	0	56	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	136	0	288	0	163
Administrative and other charges	0	44	0	102	0	55
Total expenses	0	180	0	390	0	218
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	249	180	509	390	391	218
Net investment income (loss)	185	1,384	(434)	(243)	(57)	579
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,166	2,015	1,390	1,864	(1,220)	1,360
Realized gain distributions	439	1,161	1,822	6,394	0	0
Net realized gain (loss) on investments	1,605	3,176	3,212	8,258	(1,220)	1,360
Unrealized appreciation (depreciation)	892	3,060	2,275	10,987	14,541	30,294
Net increase (decrease) in net assets from operations	$2,682	$7,620	$5,053	$19,002	$13,264	$32,233

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$219	$488	$212	$579	$232	$742
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,015	0	118	0	207	0
Administrative and other charges	68	0	8	0	14	0
Total expenses	1,083	0	126	0	221	0
Fidelity Income Advantage:
Mortality and expense risk charges	131	0	14	0	36	0
Administrative and other charges	43	0	5	0	12	0
Total expenses	174	0	19	0	48	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	866	0	93	0	142
Administrative and other charges	0	301	0	37	0	50
Total expenses	0	1,167	0	130	0	192
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	1,257	1,167	145	130	269	192
Net investment income (loss)	(1,038)	(679)	67	449	(37)	550
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	8,983	23,694	(861)	(131)	620	1,466
Realized gain distributions	12,845	49,709	0	0	2,980	8,862
Net realized gain (loss) on investments	21,828	73,403	(861)	(131)	3,600	10,328
Unrealized appreciation (depreciation)	(41,794)	(148,460)	3,718	12,400	866	3,566
Net increase (decrease) in net assets from operations	$(21,004)	$(75,736)	$2,924	$12,718	$4,429	$14,444

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$161	$770	$685	$2,889	$2,525	$30,718
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	160	0	338	0	475	0
Administrative and other charges	11	0	23	0	32	0
Total expenses	171	0	361	0	507	0
Fidelity Income Advantage:
Mortality and expense risk charges	34	0	50	0	83	0
Administrative and other charges	12	0	16	0	28	0
Total expenses	46	0	66	0	111	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	176	0	303	0	1,254
Administrative and other charges	0	61	0	108	0	433
Total expenses	0	237	0	411	0	1,687
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	217	237	427	411	618	1,687
Net investment income (loss)	(56)	533	258	2,478	1,907	29,031
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(120)	542	(430)	4,232	(99)	(195)
Realized gain distributions	543	2,241	494	2,094	0	0
Net realized gain (loss) on investments	423	2,783	64	6,326	(99)	(195)
Unrealized appreciation (depreciation)	225	1,067	1,668	260	3,359	35,717
Net increase (decrease) in net assets from operations	$592	$4,383	$1,990	$9,064	$5,167	$64,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Capital Appreciation	VIP – Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Freedom Income Investor Class
Income:
Dividends	$125	$1,227	$223	$1,305	$165	$934
Expenses:

Fidelity Retirement Reserves:

Mortality and expense risk charges	98	0	142	0	87	0
Administrative and other charges	6	0	9	0	6	0
Total expenses	104	0	151	0	93	0

Fidelity Income Advantage:

Mortality and expense risk charges	15	0	27	0	0	0
Administrative and other charges	5	0	9	0	0	0
Total expenses	20	0	36	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	202	0	181	0	104
Administrative and other charges	0	75	0	62	0	32
Total expenses	0	277	0	243	0	136

Fidelity Freedom Lifetime Income:

Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0

Fidelity Growth and Guaranteed Income:

Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	124	277	187	243	93	136
Net investment income (loss)	1	950	36	1,062	72	798
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(65)	2,865	10	1,270	44	207
Realized gain distributions	0	0	114	644	113	763
Net realized gain (loss) on investments	(65)	2,865	124	1,914	157	970
Unrealized appreciation (depreciation)	(463)	(8,826)	2,102	11,036	187	791
Net increase (decrease) in net assets from operations	$(527)	$(5,011)	$2,262	$14,012	$416	$2,559
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Income:
Dividends	$88	$246	$154	$808	$370	$1,360
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	45	0	81	0	191	0
Administrative and other charges	3	0	5	0	13	0
Total expenses	48	0	86	0	204	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	30	0	103	0	164
Administrative and other charges	0	8	0	27	0	44
Total expenses	0	38	0	130	0	208
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	48	38	86	130	204	208
Net investment income (loss)	40	208	68	678	166	1,152
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	12	58	46	472	181	693
Realized gain distributions	84	274	265	1,046	711	2,347
Net realized gain (loss) on investments	96	332	311	1,518	892	3,040
Unrealized appreciation (depreciation)	117	213	93	504	168	590
Net increase (decrease) in net assets from operations	$253	$753	$472	$2,700	$1,226	$4,782

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Income:
Dividends	$368	$2,529	$191	$2,251	$247	$2,026
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	186	0	102	0	127	0
Administrative and other charges	12	0	7	0	8	0
Total expenses	198	0	109	0	135	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	297	0	260	0	253
Administrative and other charges	0	83	0	73	0	68
Total expenses	0	380	0	333	0	321
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	198	380	109	333	135	321
Net investment income (loss)	170	2,149	82	1,918	112	1,705
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	208	1,451	135	1,906	71	1,645
Realized gain distributions	788	4,357	437	4,549	668	4,996
Net realized gain (loss) on investments	996	5,808	572	6,455	739	6,641
Unrealized appreciation (depreciation)	47	1,229	30	(63)	63	69
Net increase (decrease) in net assets from operations	$1,213	$9,186	$684	$8,310	$914	$8,415

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%	VIP – FundsManager 50%
Income:
Dividends	$237	$562	$443	$200	$1,131	$8,512	$15,880
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	184	0	395	632
Administrative and other charges	0	0	0	12	0	26	42
Total expenses	0	0	0	196	0	421	674
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	28	0	101	362
Administrative and other charges	0	0	0	9	0	33	121
Total expenses	0	0	0	37	0	134	483
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	254	982	1,717
Administrative and other charges	0	0	0	0	91	301	506
Total expenses	0	0	0	0	345	1,283	2,223
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	62	152	112	0	0	56	535
Administrative and other charges	12	31	23	0	0	11	107
Total expenses	74	183	135	0	0	67	642
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	74	183	135	233	345	1,905	4,022
Net investment income (loss)	163	379	308	(33)	786	6,607	11,858
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	49	173	118	385	2,455	2,034	17,860
Realized gain distributions	219	513	559	2,042	12,828	8,818	16,964
Net realized gain (loss) on investments	268	686	677	2,427	15,283	10,852	34,824
Unrealized appreciation (depreciation)	91	500	432	3,251	23,065	(918)	198
Net increase (decrease) in net assets from operations	$522	$1,565	$1,417	$5,645	$39,134	$16,541	$46,880

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Income:
Dividends	$20,764	$11,230	$3,356	$536	$3,741	$103	$388
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	267	351	209	252	0	73	0
Administrative and other charges	18	23	14	17	0	5	0
Total expenses	285	374	223	269	0	78	0
Fidelity Income Advantage:
Mortality and expense risk charges	143	211	92	41	0	7	0
Administrative and other charges	48	70	30	14	0	2	0
Total expenses	191	281	122	55	0	9	0
Fidelity Personal Retirement:
Mortality and expense risk charges	1,173	1,541	493	0	390	0	54
Administrative and other charges	359	463	152	0	132	0	19
Total expenses	1,532	2,004	645	0	522	0	73
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	558	123	58	0	0	0	0
Administrative and other charges	112	24	12	0	0	0	0
Total expenses	670	147	70	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	7,649	0	0	0	0	0	0
Administrative and other charges	1,984	0	0	0	0	0	0
Total expenses	9,633	0	0	0	0	0	0
Total expenses	12,311	2,806	1,060	324	522	87	73
Net investment income (loss)	8,453	8,424	2,296	212	3,219	16	315
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	29,815	13,684	6,736	2,226	9,439	(76)	177
Realized gain distributions	56,859	41,225	16,479	1,898	14,048	258	848
Net realized gain (loss) on investments	86,674	54,909	23,215	4,124	23,487	182	1,025
Unrealized appreciation (depreciation)	(29,099)	(16,074)	(7,036)	(3,726)	(21,150)	870	2,803
Net increase (decrease) in net assets from operations	$66,028	$47,259	$18,475	$610	$5,556	$1,068	$4,143

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class
Income:
Dividends	$151	$704	$24	$141	$206	$4,089
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	68	0	37	0	30	0
Administrative and other charges	5	0	3	0	2	0
Total expenses	73	0	40	0	32	0
Fidelity Income Advantage:
Mortality and expense risk charges	15	0	2	0	3	0
Administrative and other charges	5	0	1	0	1	0
Total expenses	20	0	3	0	4	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	73	0	40	0	123
Administrative and other charges	0	25	0	14	0	50
Total expenses	0	98	0	54	0	173
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	93	98	43	54	36	173
Net investment income (loss)	58	606	(19)	87	170	3,916
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	829	2,495	(158)	(203)	17	(86)
Realized gain distributions	77	373	0	0	0	0
Net realized gain (loss) on investments	906	2,868	(158)	(203)	17	(86)
Unrealized appreciation (depreciation)	767	4,920	208	287	155	4,657
Net increase (decrease) in net assets from operations	$1,731	$8,394	$31	$171	$342	$8,487

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	UIF – Emerging Markets Equity	UIF – Emerging Markets Debt	UIF – Global Strategist	Invesco – Van Kampen Global Core Equity	WFAF – Advantage VT Discovery	WFAF – Advantage VT Opportunity
Income:
Dividends	$303	$7,442	$0	$213	$0	$374
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	205	119	59	57	159	121
Administrative and other charges	14	8	4	4	11	8
Total expenses	219	127	63	61	170	129
Fidelity Income Advantage:
Mortality and expense risk charges	25	17	20	13	25	17
Administrative and other charges	8	5	7	4	9	6
Total expenses	33	22	27	17	34	23
Fidelity Personal Retirement:
Mortality and expense risk charges	43	159	31	17	0	0
Administrative and other charges	15	59	10	5	0	0
Total expenses	58	218	41	22	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	310	367	131	100	204	152
Net investment income (loss)	(7)	7,075	(131)	113	(204)	222
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3,367)	(1,275)	(1,350)	311	(221)	46
Realized gain distributions	0	0	134	0	1,834	1,860
Net realized gain (loss) on investments	(3,367)	(1,275)	(1,216)	311	1,613	1,906
Unrealized appreciation (depreciation)	6,770	6,808	2,834	806	123	(151)
Net increase (decrease) in net assets from operations	$3,396	$12,608	$1,487	$1,230	$1,532	$1,977

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$1,325	$159	$6,688	$4,496	$11,735	$1,961	$1	$1,994
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	101	1	269	97	243	52	47	44
Administrative and other charges	7	0	18	6	16	3	3	3
Total expenses	108	1	287	103	259	55	50	47
Fidelity Income Advantage:
Mortality and expense risk charges	7	0	7	13	14	6	4	5
Administrative and other charges	2	0	3	5	5	2	2	1
Total expenses	9	0	10	18	19	8	6	6
Fidelity Personal Retirement:
Mortality and expense risk charges	119	18	567	253	798	257	145	107
Administrative and other charges	43	6	207	92	266	87	52	36
Total expenses	162	24	774	345	1,064	344	197	143
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Total expenses	279	25	1,071	466	1,342	407	253	196
Net investment income (loss)	1,046	134	5,617	4,030	10,393	1,554	(252)	1,798
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,735)	72	(657)	(955)	38	(1,623)	(5,176)	(114)
Realized gain distributions	0	0	0	0	0	0	96	0
Net realized gain (loss) on investments	(1,735)	72	(657)	(955)	38	(1,623)	(5,080)	(114)
Unrealized appreciation (depreciation)	18,382	1,591	120	6,269	2,539	6,287	7,433	(1,631)
Net increase (decrease) in net assets from operations	$17,693	$1,797	$5,080	$9,344	$12,970	$6,218	$2,101	$53

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market		VIP – Government Money Market Investor Class		VIP – High Income		VIP – High Income Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(1,543)	$(2,056)	$(169)	$(1,625)	$4,174	$5,646	$19,350	$23,290
Net realized gain (loss) on investments	0	0	0	0	(2,596)	(7,471)	3,354	326
Unrealized appreciation (depreciation)	0	0	0	0	10,361	(2,257)	27,362	(36,724)
Net increase (decrease) in net assets from operations	(1,543)	(2,056)	(169)	(1,625)	11,939	(4,082)	50,066	(13,108)
Contract Transactions:
Payments received from contract owners	2,411	3,226	823,081	1,222,990	367	495	6,675	12,000
Transfers between sub-accounts and the fixed account, net	44,286	41,798	(289,883)	(816,042)	254	(7,198)	18,702	(31,807)
Contract benefits	(5,795)	(5,646)	(51,914)	(47,732)	(3,043)	(3,463)	(167)	(202)
Contract terminations	(59,861)	(57,614)	(348,173)	(270,317)	(4,127)	(4,115)	(14,660)	(13,705)
Contract maintenance charges	(67)	(69)	0	0	(15)	(16)	0	0
Other transfers (to) from FILI, net	(108)	(919)	0	(15)	(164)	(191)	1	(2)
Net increase (decrease) in net assets from contract transactions	(19,134)	(19,224)	133,111	88,884	(6,728)	(14,488)	10,551	(33,716)
Total increase (decrease) in net assets	(20,677)	(21,280)	132,942	87,259	5,211	(18,570)	60,617	(46,824)
Net Assets:
Beginning of period	253,816	275,096	934,802	847,543	91,337	109,907	331,218	378,042
End of period	$233,139	$253,816	$1,067,744	$934,802	$96,548	$91,337	$391,835	$331,218
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$5,685	$9,478	$6,100	$7,902	$(3,027)	$(2,435)	$(428)	$23
Net realized gain (loss) on investments	28,374	39,914	19,347	28,778	43,999	24,755	30,698	14,789
Unrealized appreciation (depreciation)	27,572	(68,902)	19,504	(48,099)	(42,060)	4,114	(28,864)	(1,697)
Net increase (decrease) in net assets from operations	61,631	(19,510)	44,951	(11,419)	(1,088)	26,434	1,406	13,115
Contract Transactions:
Payments received from contract owners	563	895	5,961	3,541	900	1,144	2,945	5,283
Transfers between sub-accounts and the fixed account, net	(7,337)	(19,760)	28,340	(22,124)	(18,866)	(18,563)	(11,432)	20,804
Contract benefits	(9,759)	(11,459)	(130)	(290)	(7,132)	(7,795)	(29)	(2)
Contract terminations	(15,097)	(17,422)	(7,886)	(7,221)	(13,597)	(19,415)	(4,610)	(3,965)
Contract maintenance charges	(64)	(69)	0	0	(79)	(85)	0	0
Other transfers (to) from FILI, net	(138)	(680)	4	2	(62)	(410)	0	2
Net increase (decrease) in net assets from contract transactions	(31,832)	(48,495)	26,289	(26,092)	(38,836)	(45,124)	(13,126)	22,122
Total increase (decrease) in net assets	29,799	(68,005)	71,240	(37,511)	(39,924)	(18,690)	(11,720)	35,237
Net Assets:
Beginning of period	385,365	453,370	255,795	293,306	415,521	434,211	225,542	190,305
End of period	$415,164	$385,365	$327,035	$255,795	$375,597	$415,521	$213,822	$225,542

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Class R (a)	VIP – Overseas, Investor Class
	12/31/16	12/31/15	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$465	$600	$(101)	$2,190	$2,242
Net realized gain (loss) on investments	(1,306)	(748)	(7,045)	878	2,161
Unrealized appreciation (depreciation)	(4,606)	(334)	10,405	(13,445)	(1,674)
Net increase (decrease) in net assets from operations	(5,447)	(482)	3,259	(10,377)	2,729
Contract Transactions:
Payments received from contract owners	328	180	138	3,067	9,210
Transfers between sub-accounts and the fixed account, net	(6,931)	35,154	(38,739)	(8,455)	30,091
Contract benefits	(1,479)	(1,449)	(244)	(103)	(219)
Contract terminations	(3,485)	(3,232)	(356)	(4,876)	(4,485)
Contract maintenance charges	(17)	(18)	(2)	0	(1)
Other transfers (to) from FILI, net	(107)	(14)	(10)	3	4
Net increase (decrease) in net assets from contract transactions	(11,691)	30,621	(39,213)	(10,364)	34,600
Total increase (decrease) in net assets	(17,138)	30,139	(35,954)	(20,741)	37,329
Net Assets:
Beginning of period	94,915	64,776	35,954	197,176	159,847
End of period	$77,777	$94,915	$0	$176,435	$197,176

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$3,044	$3,682	$14,055	$12,948	$1,343	$1,713	$1,957	$2,286
Net realized gain (loss) on investments	126	(356)	1,944	540	9,377	17,340	8,008	12,718
Unrealized appreciation (depreciation)	4,970	(6,358)	7,781	(18,780)	(6,137)	(20,199)	(5,356)	(15,687)
Net increase (decrease) in net assets from operations	8,140	(3,032)	23,780	(5,292)	4,583	(1,146)	4,609	(683)
Contract Transactions:
Payments received from contract owners	844	686	29,689	16,871	736	800	2,495	5,497
Transfers between sub-accounts and the fixed account, net	1,866	(3,060)	90,122	46,366	(4,529)	(6,936)	(6,825)	10,932
Contract benefits	(7,413)	(7,278)	(901)	(358)	(6,838)	(8,289)	(714)	0
Contract terminations	(9,659)	(12,003)	(32,855)	(27,256)	(8,646)	(10,176)	(6,901)	(6,024)
Contract maintenance charges	(32)	(32)	0	0	(38)	(43)	0	0
Other transfers (to) from FILI, net	(471)	(200))	3	2	(82)	(373)	0	0
Net increase (decrease) in net assets from contract transactions	(14,865)	(21,887)	86,058	35,625	(19,397)	(25,017)	(11,945)	10,405
Total increase (decrease) in net assets	(6,725)	(24,919)	109,838	30,333	(14,814)	(26,163)	(7,336)	9,722
Net Assets:
Beginning of period	210,831	235,750	534,974	504,641	228,446	254,609	168,447	158,725
End of period	$204,106	$210,831	$644,812	$534,974	$213,632	$228,446	$161,111	$168,447

(a)  Fund Closed. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$23,293	$27,713	$359	$243	$1,010	$989
Net realized gain (loss) on investments	41,292	49,159	1,919	2,281	3,723	2,295
Unrealized appreciation (depreciation)	141,049	(62,324)	(1,339)	(2,826)	(2,974)	(4,311)
Net increase (decrease) in net assets from operations	205,634	14,548	939	(302)	1,759	(1,027)
Contract Transactions:
Payments received from contract owners	49,131	46,560	170	133	2,052	3,909
Transfers between sub-accounts and the fixed account, net	235,947	152,264	(1,851)	(3,406)	(7,805)	17,213
Contract benefits	(10,612)	(10,313)	(1,845)	(2,777)	0	(14)
Contract terminations	(44,776)	(39,906)	(2,704)	(4,518)	(4,331)	(1,479)
Contract maintenance charges	(80)	(81)	(14)	(16)	0	0
Other transfers (to) from FILI, net	(132)	(457)	(241)	(48)	1	0
Net increase (decrease) in net assets from contract transactions	229,478	148,067	(6,485)	(10,632)	(10,083)	19,629
Total increase (decrease) in net assets	435,112	162,615	(5,546)	(10,934)	(8,324)	18,602
Net Assets:
Beginning of period	1,692,165	1,529,550	73,395	84,329	99,671	81,069
End of period	$2,127,277	$1,692,165	$67,849	$73,395	$91,347	$99,671

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(284)	$1,783	$6,199	$8,709	$674	$1,051	$13,242	$16,196
Net realized gain (loss) on investments	83,332	110,600	106,480	111,929	4,835	6,222	77,043	80,477
Unrealized appreciation (depreciation)	(25,005)	(112,385)	(29,901)	(116,617)	3,540	(7,641)	42,404	(104,005)
Net increase (decrease) in net assets from operations	58,043	(2)	82,778	4,021	9,049	(368)	132,689	(7,332)
Contract Transactions:
Payments received from contract owners	1,899	2,617	17,882	28,968	433	1,631	56,082	77,737
Transfers between sub-accounts and the fixed account, net	(48,651)	(37,173)	(23,276)	53,705	(5,656)	4,632	84,629	190,829
Contract benefits	(17,048)	(17,606)	(776)	(352)	(4,763)	(5,039)	(2,349)	(2,615)
Contract terminations	(30,118)	(33,717)	(31,136)	(25,562)	(5,039)	(6,540)	(157,098)	(103,587)
Contract maintenance charges	(165)	(182)	0	0	(20)	(22)	0	0
Other transfers (to) from FILI, net	(283)	(290)	5	3	34	(479)	38	18
Net increase (decrease) in net assets from contract transactions	(94,366)	(86,351)	(37,301)	56,762	(15,011)	(5,817)	(18,698)	162,382
Total increase (decrease) in net assets	(36,323)	(86,353)	45,477	60,783	(5,962)	(6,185)	113,991	155,050
Net Assets:
Beginning of period	896,427	982,780	1,103,579	1,042,796	155,306	161,491	2,062,773	1,907,723
End of period	$860,104	$896,427	$1,149,056	$1,103,579	$149,344	$155,306	$2,176,764	$2,062,773
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(10)	$(2)	$652	$933	$998	$1,502	$2,549	$2,844
Net realized gain (loss) on investments	1,914	4,075	6,632	11,574	8,408	9,994	10,339	15,453
Unrealized appreciation (depreciation)	(1,808)	(3,913)	(6,366)	(12,415)	6,505	(15,453)	9,123	(23,738)
Net increase (decrease) in net assets from operations	96	160	918	92	15,911	(3,957)	22,011	(5,441)
Contract Transactions:
Payments received from contract owners	65	306	1,812	6,285	452	327	3,628	4,448
Transfers between sub-accounts and the fixed account, net	(8,316)	(989)	(44,479)	18,113	(1,380)	(8,442)	17,852	(14,648)
Contract benefits	(682)	(803)	(72)	(32)	(3,307)	(3,798)	(67)	(12)
Contract terminations	(1,175)	(1,453)	(3,587)	(3,179)	(4,274)	(4,248)	(4,619)	(4,049)
Contract maintenance charges	(4)	(7)	0	0	(23)	(25)	0	0
Other transfers (to) from FILI, net	17	(16)	0	3	(124)	(11)	0	(3)
Net increase (decrease) in net assets from contract transactions	(10,095)	(2,962)	(46,326)	21,190	(8,656)	(16,197)	16,794	(14,264)
Total increase (decrease) in net assets	(9,999)	(2,802)	(45,408)	21,282	7,255	(20,154)	38,805	(19,705)
Net Assets:
Beginning of period	32,744	35,546	150,637	129,355	116,314	136,468	149,283	168,988
End of period	$22,745	$32,744	$105,229	$150,637	$123,569	$116,314	$188,088	$149,283
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(412)	$(576)	$21	$(76)	$(1,070)	$(1,260)	$1,201	$1,137
Net realized gain (loss) on investments	7,579	15,106	9,571	36,598	22,051	46,214	32,544	55,389
Unrealized appreciation (depreciation)	(8,398)	(11,437)	(12,350)	(31,802)	12,325	(51,842)	18,616	(67,082)
Net increase (decrease) in net assets from operations	(1,231)	3,093	(2,758)	4,720	33,306	(6,888)	52,361	(10,556)
Contract Transactions:
Payments received from contract owners	185	196	2,090	6,157	442	572	4,856	7,540
Transfers between sub-accounts and the fixed account, net	(15,385)	15,118	(78,788)	117,043	(17,798)	(12,082)	(12,003)	31,218
Contract benefits	(1,899)	(1,905)	(115)	(34)	(8,897)	(8,496)	(171)	(77)
Contract terminations	(3,153)	(2,613)	(8,042)	(5,780)	(10,298)	(12,037)	(10,958)	(9,873)
Contract maintenance charges	(15)	(16)	0	0	(55)	(63)	0	0
Other transfers (to) from FILI, net	(49)	(14)	1	(1)	(471)	77	4	(5)
Net increase (decrease) in net assets from contract transactions	(20,316)	10,766	(84,854)	117,385	(37,077)	(32,029)	(18,272)	28,803
Total increase (decrease) in net assets	(21,547)	13,859	(87,612)	122,105	(3,771)	(38,917)	34,089	18,247
Net Assets:
Beginning of period	92,342	78,483	249,688	127,583	326,112	365,029	460,856	442,609
End of period	$70,795	$92,342	$162,076	$249,688	$322,341	$326,112	$494,945	$460,856

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$99	$145	$809	$955	$185	$348	$1,384	$1,262
Net realized gain (loss) on investments	900	1,046	3,975	3,579	1,605	1,903	3,176	4,790
Unrealized appreciation (depreciation)	2,568	(2,883)	3,720	(8,206)	892	(5,497)	3,060	(14,143)
Net increase (decrease) in net assets from operations	3,567	(1,692)	8,504	(3,672)	2,682	(3,246)	7,620	(8,091)
Contract Transactions:
Payments received from contract owners	94	199	714	1,436	102	165	5,509	1,705
Transfers between sub-accounts and the fixed account, net	(3,978)	(812)	(14,604)	19,428	3,017	(8,450)	27,464	(26,268)
Contract benefits	(1,303)	(1,168)	(46)	(7)	(679)	(589)	(25)	(12)
Contract terminations	(1,683)	(1,533)	(2,713)	(2,033)	(1,229)	(935)	(3,375)	(2,598)
Contract maintenance charges	(7)	(7)	0	0	(64)	(10)	(46)	(24)
Other transfers (to) from FILI, net	(38)	(48)	0	0	(160)	(36)	0	(1)
Net increase (decrease) in net assets from contract transactions	(6,915)	(3,369)	(16,649)	18,824	987	(9,855)	29,527	(27,198)
Total increase (decrease) in net assets	(3,348)	(5,061)	(8,145)	15,152	3,669	(13,101)	37,147	(35,289)
Net Assets:
Beginning of period	44,549	49,610	95,079	79,927	20,345	33,446	52,489	87,778
End of period	$41,201	$44,549	$86,934	$95,079	$24,014	$20,345	$89,636	$52,489
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(434)	$(421)	$(243)	$(177)	$(57)	$151	$579	$1,017
Net realized gain (loss) on investments	3,212	3,585	8,258	10,424	(1,220)	(842)	1,360	2,736
Unrealized appreciation (depreciation)	2,275	(166)	10,987	(1,070)	14,541	(11,527)	30,294	(27,772)
Net increase (decrease) in net assets from operations	5,053	2,998	19,002	9,177	13,264	(12,218)	32,233	(24,019)
Contract Transactions:
Payments received from contract owners	55	84	4,689	7,663	108	200	4,702	7,687
Transfers between sub-accounts and the fixed account, net	(1,398)	1,573	(10,228)	43,391	5,158	(7,766)	25,940	15,642
Contract benefits	(958)	(1,139)	(68)	(11)	(1,085)	(1,479)	(129)	(46)
Contract terminations	(1,731)	(1,839)	(4,933)	(3,451)	(1,675)	(1,554)	(3,320)	(1,729)
Contract maintenance charges	(20)	(22)	(34)	(29)	(20)	(23)	(29)	(44)
Other transfers (to) from FILI, net	(15)	(25)	2	(4)	16	(21)	4	4
Net increase (decrease) in net assets from contract transactions	(4,067)	(1,368)	(10,572)	47,559	2,502	(10,643)	27,168	21,514
Total increase (decrease) in net assets	986	1,630	8,430	56,736	15,766	(22,861)	59,401	(2,505)
Net Assets:
Beginning of period	62,818	61,188	220,710	163,974	42,287	65,148	89,810	92,315
End of period	$63,804	$62,818	$229,140	$220,710	$58,053	$42,287	$149,211	$89,810

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(1,038)	$(1,907)	$(679)	$(1,485)	$67	$55	$449	$704
Net realized gain (loss) on investments	21,828	51,391	73,403	132,014	(861)	48	(131)	3,824
Unrealized appreciation (depreciation)	(41,794)	(39,584)	(148,460)	(103,181)	3,718	(1,087)	12,400	(7,776)
Net increase (decrease) in net assets from operations	(21,004)	9,900	(75,736)	27,348	2,924	(984)	12,718	(3,248)
Contract Transactions:
Payments received from contract owners	478	1,489	10,791	44,888	271	46	1,412	2,425
Transfers between sub-accounts and the fixed account, net	(55,661)	(5,882)	(182,871)	85,717	17,215	(958)	25,208	6,926
Contract benefits	(2,878)	(4,213)	(317)	(87)	(237)	(289)	(7)	(26)
Contract terminations	(6,381)	(8,348)	(17,725)	(15,947)	(557)	(471)	(2,063)	(1,314)
Contract maintenance charges	(41)	(115)	(78)	(114)	(7)	(15)	(10)	(10)
Other transfers (to) from FILI, net	(252)	(167)	(1)	27	(52)	(2)	3	0
Net increase (decrease) in net assets from contract transactions	(64,735)	(17,236)	(190,201)	114,484	16,633	(1,689)	24,543	8,001
Total increase (decrease) in net assets	(85,739)	(7,336)	(265,937)	141,832	19,557	(2,673)	37,261	4,753
Net Assets:
Beginning of period	203,956	211,292	752,405	610,573	18,768	21,441	80,741	75,988
End of period	$118,217	$203,956	$486,468	$752,405	$38,325	$18,768	$118,002	$80,741
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(37)	$(8)	$550	$592	$(56)	$(23)	$533	$418
Net realized gain (loss) on investments	3,600	5,636	10,328	13,606	423	2,479	2,783	10,223
Unrealized appreciation (depreciation)	866	(6,560)	3,566	(16,418)	225	(2,216)	1,067	(7,794)
Net increase (decrease) in net assets from operations	4,429	(932)	14,444	(2,220)	592	240	4,383	2,847
Contract Transactions:
Payments received from contract owners	33	54	2,953	2,837	132	53	2,336	5,069
Transfers between sub-accounts and the fixed account, net	3,090	(6,526)	25,107	(12,706)	(14,710)	18,784	(42,262)	65,655
Contract benefits	(661)	(972)	(65)	(2)	(615)	(686)	0	(29)
Contract terminations	(1,100)	(1,514)	(2,568)	(1,869)	(848)	(700)	(3,551)	(2,062)
Contract maintenance charges	(7)	(7)	(5)	(23)	(14)	(8)	(29)	(27)
Other transfers (to) from FILI, net	26	(1)	(1)	5	67	49	0	6
Net increase (decrease) in net assets from contract transactions	1,381	(8,966)	25,421	(11,758)	(15,988)	17,492	(43,506)	68,612
Total increase (decrease) in net assets	5,810	(9,898)	39,865	(13,978)	(15,396)	17,732	(39,123)	71,459
Net Assets:
Beginning of period	32,740	42,638	95,187	109,165	37,055	19,323	150,613	79,154
End of period	$38,550	$32,740	$135,052	$95,187	$21,659	$37,055	$111,490	$150,613

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$258	$533	$2,478	$3,294	$1,907	$1,471	$29,031	$22,561
Net realized gain (loss) on investments	64	810	6,326	10,783	(99)	174	(195)	2,488
Unrealized appreciation (depreciation)	1,668	(261)	260	(9,138)	3,359	(3,474)	35,717	(41,004)
Net increase (decrease) in net assets from operations	1,990	1,082	9,064	4,939	5,167	(1,829)	64,553	(15,955)
Contract Transactions:
Payments received from contract owners	205	472	5,987	6,965	484	596	22,855	27,304
Transfers between sub-accounts and the fixed account, net	(3,192)	(3,606)	9	(3,592)	(2,554)	(8,598)	(13,902)	(38,173)
Contract benefits	(981)	(973)	(81)	0	(1,870)	(2,026)	(1,058)	(356)
Contract terminations	(1,827)	(1,548)	(8,447)	(5,559)	(3,683)	(4,039)	(40,967)	(42,495)
Contract maintenance charges	(11)	(12)	0	0	(10)	(13)	0	0
Other transfers (to) from FILI, net	(20)	(17)	2	2	35	(62)	5	1
Net increase (decrease) in net assets from contract transactions	(5,826)	(5,684)	(2,530)	(2,184)	(7,598)	(14,142)	(33,067)	(53,719)
Total increase (decrease) in net assets	(3,836)	(4,602)	6,534	2,755	(2,431)	(15,971)	31,486	(69,674)
Net Assets:
Beginning of period	51,224	55,826	202,459	199,704	73,928	89,899	842,611	912,285
End of period	$47,388	$51,224	$208,993	$202,459	$71,497	$73,928	$874,097	$842,611

(In thousands)	Subaccounts Investing In:
	VIP – Growth Strategies (a)	VIP – Growth Strategies Investor Class (a)	VIP – International Capital Appreciation		VIP – International Capital Appreciation, Class R (a)	VIP – International Capital Appreciation, Investor Class
	12/31/15	12/31/15	12/31/16	12/31/15	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(24)	$(19)	$1	$9	$(19)	$950	$770
Net realized gain (loss) on investments	1,690	5,134	(65)	(28)	142	2,865	2,570
Unrealized appreciation (depreciation)	(1,089)	(2,868)	(463)	(544)	782	(8,826)	(1,468)
Net increase (decrease) in net assets from operations	577	2,247	(527)	(563)	905	(5,011)	1,872
Contract Transactions:
Payments received from contract owners	5	400	4	3	160	5,057	10,380
Transfers between sub-accounts and the fixed account, net	(8,061)	(28,657)	(1,787)	17,247	(16,696)	(5,348)	38,875
Contract benefits	(47)	0	(220)	(189)	(71)	(91)	(19)
Contract terminations	(36)	(301)	(386)	(407)	(494)	(3,791)	(2,479)
Contract maintenance charges	(1)	0	(2)	(2)	(3)	0	(5)
Other transfers (to) from FILI, net	1	3	10	(3)	0	0	5
Net increase (decrease) in net assets from contract transactions	(8,139)	(28,555)	(2,381)	16,649	(17,104)	(4,173)	46,757
Total increase (decrease) in net assets	(7,562)	(26,308)	(2,908)	16,086	(16,199)	(9,184)	48,629
Net Assets:
Beginning of period	7,562	26,308	16,086	0	16,199	150,792	102,163
End of period	$0	$0	$13,178	$16,086	$0	$141,608	$150,792

(a)  Fund Closed. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Value Leaders (a)	VIP – Value Leaders Investor Class (a)	VIP – Value		VIP – Value Investor Class
	12/31/15	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$113	$331	$36	$108	$1,062	$1,245
Net realized gain (loss) on investments	233	1,291	124	3,920	1,914	18,451
Unrealized appreciation (depreciation)	(22)	(731)	2,102	(4,666)	11,036	(21,665)
Net increase (decrease) in net assets from operations	324	891	2,262	(638)	14,012	(1,969)
Contract Transactions:
Payments received from contract owners	4	26	163	75	3,801	5,404
Transfers between sub-accounts and the fixed account, net	(7,820)	(19,933)	(1,001)	2,486	8,536	14,191
Contract benefits	(46)	0	(688)	(633)	(9)	(1)
Contract terminations	(109)	(631)	(1,131)	(1,040)	(4,115)	(3,004)
Contract maintenance charges	0	0	(4)	(5)	0	0
Other transfers (to) from FILI, net	(1)	0	2	(33)	2	9
Net increase (decrease) in net assets from contract transactions	(7,972)	(20,538)	(2,659)	850	8,215	16,599
Total increase (decrease) in net assets	(7,648)	(19,647)	(397)	212	22,227	14,630
Net Assets:
Beginning of period	7,648	19,647	22,310	22,098	113,286	98,656
End of period	$0	$0	$21,913	$22,310	$135,513	$113,286
(In thousands)	Subaccounts Investing In:
	VIP – Growth Stock (a)	VIP – Growth Stock Investor Class (a)	VIP – Freedom Income		VIP – Freedom Income Investor Class
	12/31/15	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(1)	$188	$72	$101	$798	$930
Net realized gain (loss) on investments	2,854	14,025	157	87	970	735
Unrealized appreciation (depreciation)	(1,563)	(7,103)	187	(311)	791	(2,073)
Net increase (decrease) in net assets from operations	1,290	7,110	416	(123)	2,559	(408)
Contract Transactions:
Payments received from contract owners	17	1,497	21	98	1,099	2,575
Transfers between sub-accounts and the fixed account, net	(20,774)	(110,815)	283	(835)	3,416	1,007
Contract benefits	(113)	(40)	(84)	(92)	(34)	(607)
Contract terminations	(154)	(647)	(474)	(753)	(3,933)	(3,805)
Contract maintenance charges	(1)	0	(2)	(2)	0	0
Other transfers (to) from FILI, net	(1)	(8)	18	(5)	1	1
Net increase (decrease) in net assets from contract transactions	(21,026)	(110,013)	(238)	(1,589)	549	(829)
Total increase (decrease) in net assets	(19,736)	(102,903)	178	(1,712)	3,108	(1,237)
Net Assets:
Beginning of period	19,736	102,903	11,005	12,717	60,816	62,053
End of period	$0	$0	$11,183	$11,005	$63,924	$60,816

(a)  Fund Closed. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Freedom 2010 Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$40	$59	$208	$281	$68	$109	$678	$845
Net realized gain (loss) on investments	96	50	332	162	311	307	1,518	778
Unrealized appreciation (depreciation)	117	(187)	213	(535)	93	(490)	504	(1,944)
Net increase (decrease) in net assets from operations	253	(78)	753	(92)	472	(74)	2,700	(321)
Contract Transactions:
Payments received from contract owners	13	222	710	47	2	2	828	1,068
Transfers between sub-accounts and the fixed account, net	(119)	(287)	(648)	(593)	(817)	(1,622)	(276)	583
Contract benefits	(14)	(9)	(16)	(281)	(192)	(25)	(263)	(28)
Contract terminations	(451)	(975)	(1,549)	(1,346)	(703)	(776)	(2,856)	(3,438)
Contract maintenance charges	(1)	(1)	0	0	(3)	(3)	0	0
Other transfers (to) from FILI, net	1	2	0	1	4	4	1	0
Net increase (decrease) in net assets from contract transactions	(571)	(1,048)	(1,503)	(2,172)	(1,709)	(2,420)	(2,566)	(1,815)
Total increase (decrease) in net assets	(318)	(1,126)	(750)	(2,264)	(1,237)	(2,494)	134	(2,136)
Net Assets:
Beginning of period	6,179	7,305	17,584	19,848	11,549	14,043	53,848	55,984
End of period	$5,861	$6,179	$16,834	$17,584	$10,312	$11,549	$53,982	$53,848
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Freedom 2020 Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$166	$268	$1,152	$1,429	$170	$268	$2,149	$2,699
Net realized gain (loss) on investments	892	636	3,040	1,901	996	625	5,808	3,302
Unrealized appreciation (depreciation)	168	(1,180)	590	(3,855)	47	(1,186)	1,229	(7,150)
Net increase (decrease) in net assets from operations	1,226	(276)	4,782	(525)	1,213	(293)	9,186	(1,149)
Contract Transactions:
Payments received from contract owners	52	323	2,211	1,842	160	150	5,861	6,115
Transfers between sub-accounts and the fixed account, net	(1,941)	(2,850)	(88)	(1,556)	(878)	(1,582)	(1,771)	(1,755)
Contract benefits	(259)	(11)	(19)	(4)	(65)	(105)	0	(64)
Contract terminations	(993)	(1,094)	(5,169)	(4,330)	(1,990)	(1,556)	(10,518)	(7,435)
Contract maintenance charges	(5)	(6)	0	0	(4)	(5)	0	0
Other transfers (to) from FILI, net	6	2	0	0	(3)	5	1	4
Net increase (decrease) in net assets from contract transactions	(3,140)	(3,636)	(3,065)	(4,048)	(2,780)	(3,093)	(6,427)	(3,135)
Total increase (decrease) in net assets	(1,914)	(3,912)	1,717	(4,573)	(1,567)	(3,386)	2,759	(4,284)
Net Assets:
Beginning of period	26,304	30,216	88,610	93,183	25,783	29,169	167,386	171,670
End of period	$24,390	$26,304	$90,327	$88,610	$24,216	$25,783	$170,145	$167,386

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Freedom 2030 Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$82	$138	$1,918	$2,390	$112	$173	$1,705	$1,970
Net realized gain (loss) on investments	572	518	6,455	3,022	739	336	6,641	2,894
Unrealized appreciation (depreciation)	30	(758)	(63)	(6,854)	63	(629)	69	(5,910)
Net increase (decrease) in net assets from operations	684	(102)	8,310	(1,442)	914	(120)	8,415	(1,046)
Contract Transactions:
Payments received from contract owners	228	234	5,697	8,216	92	382	6,267	8,372
Transfers between sub-accounts and the fixed account, net	(1,543)	(851)	(1,930)	15,266	(542)	24	763	8,060
Contract benefits	(4)	(25)	0	0	(109)	(6)	0	(37)
Contract terminations	(365)	(1,741)	(5,480)	(5,564)	(464)	(313)	(4,811)	(2,323)
Contract maintenance charges	(5)	(5)	0	0	(5)	(4)	0	0
Other transfers (to) from FILI, net	10	(8)	1	0	2	(1)	5	(2)
Net increase (decrease) in net assets from contract transactions	(1,679)	(2,396)	(1,712)	17,918	(1,026)	82	2,224	14,070
Total increase (decrease) in net assets	(995)	(2,498)	6,598	16,476	(112)	(38)	10,639	13,024
Net Assets:
Beginning of period	13,804	16,302	146,171	129,695	17,385	17,423	134,531	121,507
End of period	$12,809	$13,804	$152,769	$146,171	$17,273	$17,385	$145,170	$134,531

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$163	$177	$379	$425	$308	$283
Net realized gain (loss) on investments	268	171	686	349	677	224
Unrealized appreciation (depreciation)	91	(458)	500	(1,029)	432	(655)
Net increase (decrease) in net assets from operations	522	(110)	1,565	(255)	1,417	(148)
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	1,024	301	3,907	3,540	6,780	4,775
Contract benefits	(883)	(945)	(1,986)	(2,024)	(1,241)	(1,019)
Contract terminations	0	(146)	(327)	(407)	(67)	(49)
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from FILI, net	74	98	58	49	(11)	43
Net increase (decrease) in net assets from contract transactions	215	(692)	1,652	1,158	5,461	3,750
Total increase (decrease) in net assets	737	(802)	3,217	903	6,878	3,602
Net Assets:
Beginning of period	11,638	12,440	29,658	28,755	18,975	15,373
End of period	$12,375	$11,638	$32,875	$29,658	$25,853	$18,975

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class		VIP – FundsManager 20%		VIP – FundsManager 50%
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(33)	$(76)	$786	$619	$6,607	$6,061	$11,858	$10,152
Net realized gain (loss) on investments	2,427	1,429	15,283	4,224	10,852	26,146	34,824	61,210
Unrealized appreciation (depreciation)	3,251	(2,155)	23,065	(10,185)	(918)	(34,232)	198	(73,840)
Net increase (decrease) in net assets from operations	5,645	(802)	39,134	(5,342)	16,541	(2,025)	46,880	(2,478)
Contract Transactions:
Payments received from contract owners	274	308	2,976	8,254	15,183	19,729	25,240	36,322
Transfers between sub-accounts and the fixed account, net	6,553	(542)	28,432	17,162	34,847	13,979	44,952	63,577
Contract benefits	(594)	(619)	(49)	(50)	(4,739)	(3,774)	(12,651)	(13,187)
Contract terminations	(1,196)	(1,998)	(4,618)	(4,867)	(49,119)	(51,565)	(67,751)	(55,204)
Contract maintenance charges	(6)	(6)	0	0	(12)	(14)	(17)	(18)
Other transfers (to) from FILI, net	(36)	3	1	5	72	85	226	266
Net increase (decrease) in net assets from contract transactions	4,995	(2,854)	26,742	20,504	(3,768)	(21,560)	(10,001)	31,756
Total increase (decrease) in net assets	10,640	(3,656)	65,876	15,162	12,773	(23,585)	36,879	29,278
Net Assets:
Beginning of period	28,161	31,817	174,353	159,191	665,602	689,187	1,234,901	1,205,623
End of period	$38,801	$28,161	$240,229	$174,353	$678,375	$665,602	$1,271,780	$1,234,901

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60%		VIP – FundsManager 70%		VIP – FundsManager 85%
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$8,453	$5,522	$8,424	$6,815	$2,296	$4,228
Net realized gain (loss) on investments	86,674	153,096	54,909	37,420	23,215	22,543
Unrealized appreciation (depreciation)	(29,099)	(165,578)	(16,074)	(44,582)	(7,036)	(27,077)
Net increase (decrease) in net assets from operations	66,028	(6,960)	47,259	(347)	18,475	(306)
Contract Transactions:
Payments received from contract owners	16,850	34,487	29,632	40,468	9,206	17,592
Transfers between sub-accounts and the fixed account, net	27,931	90,191	9,032	76,321	(4,802)	13,208
Contract benefits	(11,084)	(10,071)	(6,737)	(4,745)	(2,343)	(2,379)
Contract terminations	(126,783)	(100,190)	(39,141)	(37,415)	(13,269)	(8,586)
Contract maintenance charges	(9)	(11)	(13)	(15)	(6)	(7)
Other transfers (to) from FILI, net	4	229	292	81	80	135
Net increase (decrease) in net assets from contract transactions	(93,091)	14,635	(6,935)	74,695	(11,134)	19,963
Total increase (decrease) in net assets	(27,063)	7,675	40,324	74,348	7,341	19,657
Net Assets:
Beginning of period	1,687,185	1,679,510	1,010,629	936,281	364,733	345,076
End of period	$1,660,122	$1,687,185	$1,050,953	$1,010,629	$372,074	$364,733
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials		VIP – Materials Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$212	$180	$3,219	$2,328	$16	$53	$315	$422
Net realized gain (loss) on investments	4,124	2,416	23,487	14,686	182	1,556	1,025	4,663
Unrealized appreciation (depreciation)	(3,726)	(683)	(21,150)	(1,996)	870	(2,840)	2,803	(8,650)
Net increase (decrease) in net assets from operations	610	1,913	5,556	15,018	1,068	(1,231)	4,143	(3,565)
Contract Transactions:
Payments received from contract owners	383	127	12,453	8,313	16	4	2,935	669
Transfers between sub-accounts and the fixed account, net	10,999	3,668	52,081	29,400	849	(3,500)	6,957	(9,090)
Contract benefits	(643)	(450)	(242)	(4)	(204)	(261)	0	0
Contract terminations	(1,998)	(843)	(8,126)	(3,533)	(414)	(541)	(1,229)	(1,416)
Contract maintenance charges	(14)	(7)	(45)	(17)	(5)	(7)	(6)	(8)
Other transfers (to) from FILI, net	122	25	1	(1)	(60)	(14)	1	(1)
Net increase (decrease) in net assets from contract transactions	8,849	2,520	56,122	34,158	182	(4,319)	8,658	(9,846)
Total increase (decrease) in net assets	9,459	4,433	61,678	49,176	1,250	(5,550)	12,801	(13,411)
Net Assets:
Beginning of period	25,623	21,190	194,325	145,149	10,647	16,197	34,904	48,315
End of period	$35,082	$25,623	$256,003	$194,325	$11,897	$10,647	$47,705	$34,904

(In thousands)	Subaccounts Investing In:
	VIP – Telecommunications		VIP – Telecommunications Investor Class		VIP – Emerging Markets		VIP – Emerging Markets, Class R (a)	VIP – Emerging Markets Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$58	$22	$606	$207	$(19)	$0	$(16)	$87	$87
Net realized gain (loss) on investments	906	30	2,868	232	(158)	(248)	(853)	(203)	(77)
Unrealized appreciation (depreciation)	767	(29)	4,920	(342)	208	(870)	1,203	287	(3,163)
Net increase (decrease) in net assets from operations	1,731	23	8,394	97	31	(1,118)	334	171	(3,153)
Contract Transactions:
Payments received from contract owners	38	23	2,906	605	6	7	10	1,717	716
Transfers between sub-accounts and the fixed account, net	8,927	1,106	37,180	6,410	(24)	6,404	(7,957)	4,031	1,832
Contract benefits	(228)	(78)	(9)	0	(50)	(70)	(38)	(28)	(2)
Contract terminations	(448)	(76)	(1,447)	(837)	(269)	(93)	(32)	(713)	(1,282)
Contract maintenance charges	(23)	(2)	(11)	(3)	(1)	(1)	(1)	0	0
Other transfers (to) from FILI, net	54	2	1	(1)	9	1	1	2	0
Net increase (decrease) in net assets from contract transactions	8,320	975	38,620	6,174	(329)	6,248	(8,017)	5,009	1,264
Total increase (decrease) in net assets	10,051	998	47,014	6,271	(298)	5,130	(7,683)	5,180	(1,889)
Net Assets:
Beginning of period	4,144	3,146	20,431	14,160	5,130	0	7,683	25,612	27,501
End of period	$14,195	$4,144	$67,445	$20,431	$4,832	$5,130	$0	$30,792	$25,612

(a)  Fund Closed. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income		VIP – Floating Rate High Income Investor Class		UIF – Emerging Markets Equity		UIF – Emerging Markets Debt		UIF – Global Strategist
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$170	$143	$3,916	$3,609	$(7)	$198	$7,075	$7,453	$(131)	$493
Net realized gain (loss) on investments	17	(38)	(86)	(37)	(3,367)	(5,604)	(1,275)	(1,966)	(1,216)	(582)
Unrealized appreciation (depreciation)	155	(195)	4,657	(4,575)	6,770	(2,167)	6,808	(7,165)	2,834	(2,526)
Net increase (decrease) in net assets from operations	342	(90)	8,487	(1,003)	3,396	(7,573)	12,608	(1,678)	1,487	(2,615)
Contract Transactions:
Payments received from contract owners	46	202	8,115	8,164	498	679	1,401	1,661	201	698
Transfers between sub- accounts and the fixed account, net	2,617	2,114	23,709	22,842	(949)	(6,862)	(6,525)	(21,849)	(4,342)	(6,335)
Contract benefits	(37)	(27)	(755)	0	(511)	(816)	(707)	(623)	(375)	(404)
Contract terminations	(163)	(43)	(6,703)	(5,603)	(1,592)	(2,728)	(5,482)	(6,478)	(2,057)	(1,457)
Contract maintenance charges	0	0	0	0	(8)	(9)	(3)	(4)	(1)	(1)
Other transfers (to) from FILI, net	(4)	4	1	0	(180)	(16)	(27)	5	6	2
Net increase (decrease) in net assets from contract transactions	2,459	2,250	24,367	25,403	(2,742)	(9,752)	(11,343)	(27,288)	(6,568)	(7,497)
Total increase (decrease) in net assets	2,801	2,160	32,854	24,400	654	(17,325)	1,265	(28,966)	(5,081)	(10,112)
Net Assets:
Beginning of period	3,556	1,396	93,481	69,081	58,169	75,494	130,857	159,823	33,146	43,258
End of period	$6,357	$3,556	$126,335	$93,481	$58,823	$58,169	$132,122	$130,857	$28,065	$33,146

(In thousands)	Subaccounts Investing In:
	Invesco – Van Kampen Global Core Equity		WFAF – Advantage VT Discovery		WFAF – Advantage VT Opportunity
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$113	$199	$(204)	$(244)	$222	$(142)
Net realized gain (loss) on investments	311	1,852	1,613	4,390	1,906	2,141
Unrealized appreciation (depreciation)	806	(2,496)	123	(4,629)	(151)	(2,731)
Net increase (decrease) in net assets from operations	1,230	(445)	1,532	(483)	1,977	(732)
Contract Transactions:
Payments received from contract owners	153	232	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(727)	(720)	(1,436)	(1,303)	(795)	(631)
Contract benefits	(213)	(241)	(478)	(642)	(440)	(371)
Contract terminations	(739)	(541)	(905)	(1,035)	(700)	(587)
Contract maintenance charges	(1)	(2)	(7)	(7)	(4)	(4)
Other transfers (to) from FILI, net	(23)	(12)	(33)	(26)	(19)	(18)
Net increase (decrease) in net assets from contract transactions	(1,550)	(1,284)	(2,859)	(3,013)	(1,958)	(1,611)
Total increase (decrease) in net assets	(320)	(1,729)	(1,327)	(3,496)	19	(2,343)
Net Assets:
Beginning of period	22,052	23,781	26,163	29,659	18,603	20,946
End of period	$21,732	$22,052	$24,836	$26,163	$18,622	$18,603

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets		PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$1,046	$1,133	$134	$550	$5,617	$15,138	$4,030	$8,077
Net realized gain (loss) on investments	(1,735)	(3,844)	72	(529)	(657)	333	(955)	(3,565)
Unrealized appreciation (depreciation)	18,382	(20,761)	1,591	(3,949)	120	(14,983)	6,269	(10,648)
Net increase (decrease) in net assets from operations	17,693	(23,472)	1,797	(3,928)	5,080	488	9,344	(6,136)
Contract Transactions:
Payments received from contract owners	1,557	1,773	1,735	1,132	11,416	9,428	2,930	2,296
Transfers between sub-accounts and the fixed account, net	(427)	(15,756)	2,038	920	13,393	(13,073)	(2,502)	(24,475)
Contract benefits	(188)	(238)	(9)	(4)	(608)	(476)	(857)	(376)
Contract terminations	(2,298)	(3,154)	(348)	(626)	(38,024)	(35,739)	(8,945)	(10,225)
Contract maintenance charges	(4)	(4)	0	0	(4)	(5)	(3)	(3)
Other transfers (to) from FILI, net	(33)	12	1	1	26	16	(10)	(6)
Net increase (decrease) in net assets from contract transactions	(1,393)	(17,367)	3,417	1,423	(13,801)	(39,849)	(9,387)	(32,789)
Total increase (decrease) in net assets	16,300	(40,839)	5,214	(2,505)	(8,721)	(39,361)	(43)	(38,925)
Net Assets:
Beginning of period	90,080	130,919	11,583	14,088	460,077	499,438	198,549	237,474
End of period	$106,380	$90,080	$16,797	$11,583	$451,356	$460,077	$198,506	$198,549
(In thousands)	Subaccounts Investing In:
	PVIT – Total Return		Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond		FTVIP – Franklin U.S. Gov't Securities
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$10,393	$26,225	$1,554	$1,529	$(252)	$11,231	$1,798	$970
Net realized gain (loss) on investments	38	5,805	(1,623)	10,825	(5,080)	(214)	(114)	74
Unrealized appreciation (depreciation)	2,539	(30,857)	6,287	(14,883)	7,433	(17,678)	(1,631)	(991)
Net increase (decrease) in net assets from operations	12,970	1,173	6,218	(2,529)	2,101	(6,661)	53	53
Contract Transactions:
Payments received from contract owners	10,649	12,428	4,482	6,937	1,350	3,043	2,672	1,836
Transfers between sub-accounts and the fixed account, net	21,401	(3,467)	(18,443)	(83)	(23,764)	(15,733)	21,071	17,176
Contract benefits	(1,527)	(492)	(158)	(151)	(112)	(113)	(70)	(443)
Contract terminations	(26,216)	(29,403)	(11,228)	(5,780)	(4,604)	(5,661)	(6,985)	(3,602)
Contract maintenance charges	(4)	(4)	(2)	(2)	(1)	(1)	(1)	0
Other transfers (to) from FILI, net	10	(11)	(33)	16	2	6	3	(10)
Net increase (decrease) in net assets from contract transactions	4,313	(20,949)	(25,382)	937	(27,129)	(18,459)	16,690	14,957
Total increase (decrease) in net assets	17,283	(19,776)	(19,164)	(1,592)	(25,028)	(25,120)	16,743	15,010
Net Assets:
Beginning of period	540,425	560,201	194,056	195,648	129,380	154,500	54,663	39,653
End of period	$557,708	$540,425	$174,892	$194,056	$104,352	$129,380	$71,406	$54,663

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, and Fidelity Income Advantage were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds ("VIP")

Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")

The Universal Institutional Funds ("UIF")

Wells Fargo Advantage Variable Trust Funds ("WFAF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. ("Invesco")

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

During 2015, the following underlying funds were renamed:

Old Name
VIP - Money Market
VIP - Money Market Investor Class
UIF - Global Tactical Asset Allocation
New Name
VIP - Government Money Market
VIP - Government Money Market Investor Class
UIF - Global Strategist

Effective April 24, 2015, the VIP Growth Stock, VIP Growth Stock Investor Class, VIP Growth Strategies, VIP Growth Strategies Investor Class, VIP Value Leaders, and VIP Value Leaders Investor Class were merged into the VIP Growth Opportunities, VIP Growth Opportunities Investor Class, VIP Mid Cap, VIP Mid Cap Investor Class, VIP Value, and VIP Value Investor Class funds respectively. Any policyholders with remaining shares in the funds were transferred to the successor funds.

Effective April 30, 2015, the VIP Emerging Markets Class R, VIP International Capital Appreciation Class R, and VIP Overseas Class R funds eliminated the redemption fee. Any policyholders with remaining shares in the funds were transferred to the VIP Emerging Markets, VIP International Capital Appreciation, and VIP Overseas funds respectively.

Effective April 30, 2015, the VIP Emerging Markets Class R Investor Class, VIP International Capital Appreciation Class R Investor Class, and VIP Overseas Class R Investor Class funds eliminated the redemption fee.

Effective December 1, 2015, VIP Money Market and VIP Money Market Investor Class transitioned to a government money market fund and changed their names to the VIP Government Money Market and VIP Government Money Market Investor Class respectively.

As of December 31, 2016, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $88,290,000 and 2,483,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees, which are the responsibility of FILI, and accruals for daily charges deducted from the net assets of the Account.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2016 or 2015. The Account had no Level 3 activity during 2016 and 2015.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05	%-0.20%	0.50%	0.85	%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%		0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—		—	—
Annual Maintenance Charge (Maximum)	$30	—	—		—	—

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials
VIP - Industrials Investor Class
VIP - Utilities
VIP - Utilities Investor Class
VIP - Technology
VIP - Technology Investor Class
VIP - Energy
VIP - Energy Investor Class
VIP - Health Care
VIP - Health Care Investor Class
VIP - Consumer Discretionary
VIP - Consumer Discretionary Investor Class
VIP - Consumer Staples
VIP - Consumer Staples Investor Class
VIP - Materials
VIP - Materials Investor Class
VIP - Telecommunications
VIP - Telecommunications Investor Class
VIP - Financial Services
VIP - Financial Services Investor Class

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2016 were 0.045% to 0.80% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2016:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market	$75,507	$96,322
VIP - Government Money Market Investor Class	625,918	492,978
VIP - High Income	11,484	14,058
VIP - High Income Investor Class	108,989	79,088
VIP - Equity-Income	38,809	40,136
VIP - Equity-Income Investor Class	80,232	31,135
VIP - Growth	40,752	44,775
VIP - Growth Investor Class	47,700	40,214
VIP - Overseas	2,684	13,749
VIP - Overseas, Investor Class	24,604	32,463
VIP - Investment Grade Bond	23,641	35,413
VIP - Investment Grade Bond Investor Class	179,688	79,308
VIP - Asset Manager	14,110	22,699
VIP - Asset Manager Investor Class	23,293	26,172
VIP - Index 500	388,328	133,891
VIP - Asset Manager: Growth	2,489	7,635
VIP - Asset Manager: Growth Investor Class	9,003	16,707
VIP - Contrafund	79,412	105,046
VIP - Contrafund Investor Class	156,607	101,264
VIP - Balanced	15,803	26,432
VIP - Balanced Investor Class	264,970	219,723
VIP - Dynamic Capital Appreciation	2,017	10,962
VIP - Dynamic Capital Appreciation Investor Class	13,441	53,725
VIP - Growth & Income	13,621	14,455
VIP - Growth & Income Investor Class	52,801	24,662
VIP - Growth Opportunities	3,458	22,546
VIP - Growth Opportunities Investor Class	12,991	93,222
VIP - Mid Cap	24,653	43,237
VIP - Mid Cap Investor Class	63,775	52,873
VIP - Value Strategies	3,524	10,360
VIP - Value Strategies Investor Class	19,295	35,135
VIP - Utilities	23,734	22,112
VIP - Utilities Investor Class	70,395	38,323
VIP - Technology	26,242	28,950
VIP - Technology Investor Class	58,895	63,315

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Energy	$11,906	$9,472
VIP - Energy Investor Class	49,620	21,873
VIP - Health Care	22,627	75,656
VIP - Health Care Investor Class	80,359	221,530
VIP - Financial Services	21,889	5,188
VIP - Financial Services Investor Class	49,462	24,470
VIP - Industrials	10,524	6,203
VIP - Industrials Investor Class	51,893	17,062
VIP - Consumer Discretionary	3,262	18,755
VIP - Consumer Discretionary Investor Class	17,517	58,249
VIP - Real Estate	8,433	13,437
VIP - Real Estate Investor Class	48,657	46,615
VIP - Strategic Income	7,140	12,835
VIP - Strategic Income Investor Class	90,110	94,145
VIP - International Capital Appreciation	1,401	3,780
VIP - International Capital Appreciation, Investor Class	23,067	26,289
VIP - Value	5,091	7,615
VIP - Value Investor Class	40,435	30,514
VIP - Freedom Income	2,010	2,063
VIP - Freedom Income Investor Class	11,478	9,369
VIP - Freedom 2005	420	866
VIP - Freedom 2005 Investor Class	4,092	5,113
VIP - Freedom 2010	966	2,342
VIP - Freedom 2010 Investor Class	7,580	8,423
VIP - Freedom 2015	1,937	4,201
VIP - Freedom 2015 Investor Class	12,262	11,828
VIP - Freedom 2020	3,400	5,221
VIP - Freedom 2020 Investor Class	25,150	25,072
VIP - Freedom 2025	1,880	3,039
VIP - Freedom 2025 Investor Class	25,862	21,107
VIP - Freedom 2030	1,776	2,023
VIP - Freedom 2030 Investor Class	24,109	15,185
VIP - Freedom Lifetime Income I	1,832	1,237
VIP - Freedom Lifetime Income II	4,867	2,320
VIP - Freedom Lifetime Income III	7,571	1,244
VIP - Disciplined Small Cap	14,483	7,493
VIP - Disciplined Small Cap Investor Class	65,178	24,821
VIP - FundsManager 20%	94,956	83,294
VIP - FundsManager 50%	146,802	128,009
VIP - FundsManager 60%	163,366	191,055
VIP - FundsManager 70%	131,237	88,545
VIP - FundsManager 85%	66,005	58,416
VIP - Consumer Staples	26,601	15,647
VIP - Consumer Staples Investor Class	128,960	55,571
VIP - Materials	3,077	2,622
VIP - Materials Investor Class	22,322	12,501
VIP - Telecommunications	17,408	8,962
VIP - Telecommunications Investor Class	61,507	21,909
VIP - Emerging Markets	2,357	2,705
VIP - Emerging Markets Investor Class	12,598	7,502
VIP - Floating Rate High Income	3,306	677
VIP - Floating Rate High Income Investor Class	52,455	24,171
UIF - Emerging Markets Equity	9,715	12,462
UIF - Emerging Markets Debt	23,283	27,514

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
UIF - Global Strategist	$1,581	$8,149
Invesco - Van Kampen Global Core Equity	2,982	4,418
WFAF - Advantage VT Discovery	1,842	3,079
WFAF - Advantage VT Opportunity	2,246	2,124
Lazard - Retirement Emerging Markets	20,974	21,316
PVIT - Commodity Real Return	9,759	6,209
PVIT - Low Duration	84,011	92,205
PVIT - Real Return	28,070	33,413
PVIT - Total Return	77,928	63,208
Blackrock - Global Allocation V.I.	16,635	40,462
FTVIP - Templeton Global Bond	6,554	33,835
FTVIP - Franklin U.S. Gov't Securities	63,890	45,400

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2016:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market	233,088	$233,088	$1.00
VIP - Government Money Market Investor Class	1,067,746	1,067,746	1.00
VIP - High Income	17,943	213,613	5.38
VIP - High Income Investor Class	73,104	437,587	5.36
VIP - Equity-Income	18,890	473,618	21.97
VIP - Equity-Income Investor Class	14,960	357,390	21.86
VIP - Growth	6,332	332,579	59.31
VIP - Growth Investor Class	3,619	205,607	59.08
VIP - Overseas	4,367	105,855	17.81
VIP - Overseas, Investor Class	9,940	214,482	17.75
VIP - Investment Grade Bond	16,142	217,182	12.64
VIP - Investment Grade Bond Investor Class	51,216	670,440	12.59
VIP - Asset Manager	13,978	235,608	15.28
VIP - Asset Manager Investor Class	10,599	173,701	15.20
VIP - Index 500	9,352	1,750,193	227.45
VIP - Asset Manager: Growth	3,606	60,916	18.81
VIP - Asset Manager: Growth Investor Class	4,882	91,219	18.71
VIP - Contrafund	25,918	778,325	33.18
VIP - Contrafund Investor Class	34,809	1,108,990	33.01
VIP - Balanced	8,901	145,669	16.77
VIP - Balanced Investor Class	130,737	2,086,715	16.65
VIP - Dynamic Capital Appreciation	1,814	23,727	12.53
VIP - Dynamic Capital Appreciation Investor Class	8,412	111,078	12.51
VIP - Growth & Income	6,130	106,693	20.15
VIP - Growth & Income Investor Class	9,372	181,343	20.07
VIP - Growth Opportunities	2,280	67,565	31.05
VIP - Growth Opportunities Investor Class	5,245	181,687	30.90
VIP - Mid Cap	9,487	317,365	33.98
VIP - Mid Cap Investor Class	14,643	508,818	33.80
VIP - Value Strategies	2,612	37,060	15.77
VIP - Value Strategies Investor Class	5,541	82,617	15.69
VIP - Utilities	1,657	25,586	14.49
VIP - Utilities Investor Class	6,220	94,866	14.41
VIP - Technology	4,998	61,620	12.76
VIP - Technology Investor Class	18,142	218,884	12.63

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Energy	2,801	$75,001	$20.72
VIP - Energy Investor Class	7,215	171,413	20.68
VIP - Health Care	5,554	144,594	21.28
VIP - Health Care Investor Class	23,044	600,102	21.11
VIP - Financial Services	3,332	41,309	11.50
VIP - Financial Services Investor Class	10,306	110,077	11.45
VIP - Industrials	1,846	38,056	20.88
VIP - Industrials Investor Class	6,509	136,132	20.75
VIP - Consumer Discretionary	1,181	21,950	18.33
VIP - Consumer Discretionary Investor Class	6,099	112,010	18.28
VIP - Real Estate	2,348	56,007	20.21
VIP - Real Estate Investor Class	10,392	214,010	20.11
VIP - Strategic Income	6,458	75,420	11.07
VIP - Strategic Income Investor Class	79,247	923,908	11.03
VIP - International Capital Appreciation	1,029	14,183	12.80
VIP - International Capital Appreciation, Investor Class	11,141	147,584	12.71
VIP - Value	1,486	23,266	14.74
VIP - Value Investor Class	9,212	140,945	14.71
VIP - Freedom Income	1,018	11,332	10.98
VIP - Freedom Income Investor Class	5,795	64,411	11.03
VIP - Freedom 2005	509	6,083	11.51
VIP - Freedom 2005 Investor Class	1,535	17,358	10.97
VIP - Freedom 2010	838	10,317	12.31
VIP - Freedom 2010 Investor Class	4,622	53,920	11.68
VIP - Freedom 2015	1,968	24,519	12.39
VIP - Freedom 2015 Investor Class	7,868	90,008	11.48
VIP - Freedom 2020	1,928	24,523	12.56
VIP - Freedom 2020 Investor Class	14,782	169,192	11.51
VIP - Freedom 2025	989	12,936	12.95
VIP - Freedom 2025 Investor Class	12,574	149,932	12.15
VIP - Freedom 2030	1,355	17,880	12.75
VIP - Freedom 2030 Investor Class	12,344	143,106	11.76
VIP - Freedom Lifetime Income I	1,149	12,569	10.76
VIP - Freedom Lifetime Income II	2,804	32,495	11.72
VIP - Freedom Lifetime Income III	2,192	25,720	11.79
VIP - Disciplined Small Cap	2,387	36,317	16.25
VIP - Disciplined Small Cap Investor Class	14,838	221,263	16.19
VIP - FundsManager 20%	61,502	688,683	11.03
VIP - FundsManager 50%	105,798	1,208,833	12.02
VIP - FundsManager 60%	150,511	1,580,741	11.03
VIP - FundsManager 70%	87,870	1,007,263	11.96
VIP - FundsManager 85%	31,500	370,102	11.81
VIP - Consumer Staples	2,006	36,578	17.48
VIP - Consumer Staples Investor Class	14,696	259,678	17.42
VIP - Materials	904	12,911	13.16
VIP - Materials Investor Class	3,628	51,800	13.15
VIP - Telecommunications	1,083	13,529	13.10
VIP - Telecommunications Investor Class	5,180	63,004	13.02
VIP - Emerging Markets	578	5,493	8.36
VIP - Emerging Markets Investor Class	3,701	36,032	8.32
VIP - Floating Rate High Income	645	6,443	9.86
VIP - Floating Rate High Income Investor Class	12,813	128,411	9.86
UIF - Emerging Markets Equity	4,469	98,256	13.16
UIF - Emerging Markets Debt	16,964	154,925	7.79
UIF - Global Strategist	2,843	39,168	9.87

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
Invesco - Van Kampen Global Core Equity	2,461	$21,042	$8.83
WFAF - Advantage VT Discovery	958	30,381	25.91
WFAF - Advantage VT Opportunity	754	20,831	24.67
Lazard - Retirement Emerging Markets	5,735	143,043	18.55
PVIT - Commodity Real Return	2,134	26,606	7.87
PVIT - Low Duration	44,077	469,017	10.24
PVIT - Real Return	16,179	234,291	12.27
PVIT - Total Return	52,416	601,258	10.64
Blackrock - Global Allocation V.I.	11,312	195,102	15.46
FTVIP - Templeton Global Bond	6,422	124,036	16.25
FTVIP - Franklin U.S. Gov't Securities	5,834	75,543	12.24

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2016 and 2015 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2016	2015	2016	2015
VIP - Government Money Market
Units Issued	8,040	7,478	274	334
Units Redeemed	(8,800)	(8,217)	(445)	(513)
Net Increase (Decrease)	(760)	(739)	(171)	(179)
VIP - High Income
Units Issued	184	105	51	34
Units Redeemed	(294)	(344)	(83)	(98)
Net Increase (Decrease)	(110)	(239)	(32)	(64)
VIP - Equity-Income
Units Issued	116	63	18	8
Units Redeemed	(406)	(502)	(76)	(97)
Net Increase (Decrease)	(290)	(439)	(58)	(89)
VIP - Growth
Units Issued	73	87	9	9
Units Redeemed	(383)	(448)	(54)	(58)
Net Increase (Decrease)	(310)	(361)	(45)	(49)
VIP - Overseas
Units Issued	69	837	2	138
Units Redeemed	(314)	(297)	(33)	(41)
Net Increase (Decrease)	(245)	540	(31)	97
VIP - Overseas, Class R (a)
Units Issued	0	117	0	49
Units Redeemed	0	(2,038)	0	(336)
Net Increase (Decrease)	0	(1,921)	0	(287)
VIP - Investment Grade Bond
Units Issued	689	407	63	55
Units Redeemed	(892)	(808)	(221)	(194)
Net Increase (Decrease)	(203)	(401)	(158)	(139)

(a)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2016	2015	2016	2015
VIP - Asset Manager
Units Issued	60	78	1	7
Units Redeemed	(348)	(447)	(88)	(108)
Net Increase (Decrease)	(288)	(369)	(87)	(101)
VIP - Index 500
Units Issued	867	565	87	40
Units Redeemed	(1,041)	(1,096)	(123)	(143)
Net Increase (Decrease)	(174)	(531)	(36)	(103)
VIP - Asset Manager: Growth
Units Issued	22	37	—	11
Units Redeemed	(163)	(283)	(53)	(64)
Net Increase (Decrease)	(141)	(246)	(53)	(53)
VIP - Contrafund
Units Issued	224	344	21	42
Units Redeemed	(1,329)	(1,359)	(179)	(174)
Net Increase (Decrease)	(1,105)	(1,015)	(158)	(132)
VIP - Balanced
Units Issued	514	760	31	72
Units Redeemed	(863)	(803)	(221)	(245)
Net Increase (Decrease)	(349)	(43)	(190)	(173)
VIP - Dynamic Capital Appreciation
Units Issued	41	287	6	32
Units Redeemed	(367)	(365)	(76)	(67)
Net Increase (Decrease)	(326)	(78)	(70)	(35)
VIP - Growth & Income
Units Issued	172	151	55	13
Units Redeemed	(405)	(521)	(122)	(178)
Net Increase (Decrease)	(233)	(370)	(67)	(165)
VIP - Growth Opportunities
Units Issued	142	1,043	21	188
Units Redeemed	(827)	(691)	(185)	(135)
Net Increase (Decrease)	(685)	352	(164)	53
VIP - Mid Cap
Units Issued	251	487	19	100
Units Redeemed	(1,037)	(1,184)	(221)	(241)
Net Increase (Decrease)	(786)	(697)	(202)	(141)
VIP - Value Strategies
Units Issued	170	210	37	45
Units Redeemed	(406)	(330)	(95)	(65)
Net Increase (Decrease)	(236)	(120)	(58)	(20)
VIP - Utilities
Units Issued	1,044	204	164	36
Units Redeemed	(1,035)	(609)	(127)	(104)
Net Increase (Decrease)	9	(405)	37	(68)
VIP - Technology
Units Issued	1,106	555	107	100
Units Redeemed	(1,307)	(623)	(125)	(104)
Net Increase (Decrease)	(201)	(68)	(18)	(4)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2016	2015	2016	2015
VIP - Energy
Units Issued	516	367	133	70
Units Redeemed	(481)	(732)	(98)	(142)
Net Increase (Decrease)	35	(365)	35	(72)
VIP - Health Care
Units Issued	559	1,583	32	157
Units Redeemed	(2,136)	(1,984)	(243)	(233)
Net Increase (Decrease)	(1,577)	(401)	(211)	(76)
VIP - Financial Services
Units Issued	1,568	560	80	71
Units Redeemed	(455)	(705)	(59)	(68)
Net Increase (Decrease)	1,113	(145)	21	3
VIP - Industrials
Units Issued	200	86	34	15
Units Redeemed	(180)	(298)	(31)	(52)
Net Increase (Decrease)	20	(212)	3	(37)
VIP - Consumer Discretionary
Units Issued	129	830	63	151
Units Redeemed	(734)	(248)	(119)	(43)
Net Increase (Decrease)	(605)	582	(56)	108
VIP - Real Estate
Units Issued	273	456	54	104
Units Redeemed	(425)	(626)	(84)	(123)
Net Increase (Decrease)	(152)	(170)	(30)	(19)
VIP - Strategic Income
Units Issued	401	231	18	30
Units Redeemed	(745)	(916)	(91)	(126)
Net Increase (Decrease)	(344)	(685)	(73)	(96)
VIP - Growth Strategies (a)
Units Issued	0	164	0	63
Units Redeemed	0	(508)	0	(134)
Net Increase (Decrease)	0	(344)	0	(71)
VIP - International Capital Appreciation
Units Issued	97	869	3	137
Units Redeemed	(218)	0	(31)	0
Net Increase (Decrease)	(121)	869	(28)	137
VIP - International Capital Appreciation, Class R (a)
Units Issued	0	0	0	0
Units Redeemed	0	(891)	0	(146)
Net Increase (Decrease)	0	(891)	0	(146)
VIP - Value Leaders (a)
Units Issued	0	20	0	15
Units Redeemed	0	(453)	0	(88)
Net Increase (Decrease)	0	(433)	0	(73)
VIP - Value
Units Issued	253	551	92	81
Units Redeemed	(381)	(496)	(111)	(104)
Net Increase (Decrease)	(128)	55	(19)	(23)

(a)  Fund Closed. See Note 1.
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2016	2015	2016	2015
VIP - Growth Stock (a)
Units Issued	0	80	0	6
Units Redeemed	0	(861)	0	(155)
Net Increase (Decrease)	0	(781)	0	(149)
VIP - Freedom Income
Units Issued	129	122	0	0
Units Redeemed	(145)	(234)	0	0
Net Increase (Decrease)	(16)	(112)	0	0
VIP - Freedom 2005
Units Issued	17	47	0	0
Units Redeemed	(54)	(117)	0	0
Net Increase (Decrease)	(37)	(70)	0	0
VIP - Freedom 2010
Units Issued	60	88	0	0
Units Redeemed	(165)	(233)	0	0
Net Increase (Decrease)	(105)	(145)	0	0
VIP - Freedom 2015
Units Issued	75	122	0	0
Units Redeemed	(263)	(339)	0	0
Net Increase (Decrease)	(188)	(217)	0	0
VIP - Freedom 2020
Units Issued	157	163	0	0
Units Redeemed	(324)	(349)	0	0
Net Increase (Decrease)	(167)	(186)	0	0
VIP - Freedom 2025
Units Issued	88	110	0	0
Units Redeemed	(182)	(244)	0	0
Net Increase (Decrease)	(94)	(134)	0	0
VIP - Freedom 2030
Units Issued	54	189	0	0
Units Redeemed	(115)	(181)	0	0
Net Increase (Decrease)	(61)	8	0	0
VIP - Disciplined Small Cap
Units Issued	662	460	175	75
Units Redeemed	(512)	(614)	(86)	(98)
Net Increase (Decrease)	150	(154)	89	(23)
VIP - Funds Manager 20%
Units Issued	583	462	129	147
Units Redeemed	(690)	(720)	(211)	(132)
Net Increase (Decrease)	(107)	(258)	(82)	15
VIP - Funds Manager 50%
Units Issued	655	421	58	131
Units Redeemed	(877)	(1,096)	(456)	(523)
Net Increase (Decrease)	(222)	(675)	(398)	(392)
VIP - Funds Manager 60%
Units Issued	99	211	31	29
Units Redeemed	(539)	(573)	(169)	(217)
Net Increase (Decrease)	(440)	(362)	(138)	(188)

(a)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2016	2015	2016	2015
VIP - Funds Manager 70%
Units Issued	216	339	63	71
Units Redeemed	(587)	(611)	(257)	(314)
Net Increase (Decrease)	(371)	(272)	(194)	(243)
VIP - Funds Manager 85%
Units Issued	51	117	90	26
Units Redeemed	(328)	(483)	(129)	(132)
Net Increase (Decrease)	(277)	(366)	(39)	(106)
VIP - Consumer Staples
Units Issued	1,170	381	214	71
Units Redeemed	(849)	(280)	(146)	(53)
Net Increase (Decrease)	321	101	68	18
VIP - Materials
Units Issued	172	97	25	21
Units Redeemed	(172)	(323)	(22)	(44)
Net Increase (Decrease)	—	(226)	3	(23)
VIP - Telecommunications
Units Issued	1,034	158	253	27
Units Redeemed	(605)	(87)	(95)	(24)
Net Increase (Decrease)	429	71	158	3
VIP - Emerging Markets
Units Issued	257	655	63	36
Units Redeemed	(326)	0	(50)	0
Net Increase (Decrease)	(69)	655	13	36
VIP - Emerging Markets, Class R (a)
Units Issued	0	0	0	0
Units Redeemed	0	(873)	0	(51)
Net Increase (Decrease)	0	(873)	0	(51)
VIP - Floating Rate High Income
Units Issued	305	406	19	36
Units Redeemed	(75)	(195)	(13)	(26)
Net Increase (Decrease)	230	211	6	10
UIF - Emerging Markets Equity
Units Issued	41	36	4	9
Units Redeemed	(204)	(260)	(32)	(32)
Net Increase (Decrease)	(163)	(224)	(28)	(23)
UIF - Emerging Markets Debt
Units Issued	64	19	6	1
Units Redeemed	(139)	(114)	(15)	(16)
Net Increase (Decrease)	(75)	(95)	(9)	(15)
UIF - Global Strategist
Units Issued	4	10	—	1
Units Redeemed	(83)	(107)	(25)	(26)
Net Increase (Decrease)	(79)	(97)	(25)	(25)
Invesco - Van Kampen Global Core Equity
Units Issued	9	46	—	4
Units Redeemed	(67)	(104)	(12)	(18)
Net Increase (Decrease)	(58)	(58)	(12)	(14)

(a)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2016	2015	2016	2015
WFAF - Advantage VT Discovery
Units Issued	1	1	—	0
Units Redeemed	(73)	(68)	(12)	(15)
Net Increase (Decrease)	(72)	(67)	(12)	(15)
WFAF - Advantage VT Opportunity
Units Issued	2	0	—	0
Units Redeemed	(47)	(35)	(8)	(9)
Net Increase (Decrease)	(45)	(35)	(8)	(9)
Lazard - Retirement Emerging Markets
Units Issued	289	73	42	4
Units Redeemed	(390)	(346)	(39)	(38)
Net Increase (Decrease)	(101)	(273)	3	(34)
PVIT - Commodity Real Return
Units Issued	—	0	8	2
Units Redeemed	(2)	(14)	(7)	(9)
Net Increase (Decrease)	(2)	(14)	1	(7)
PVIT - Low Duration
Units Issued	520	623	26	5
Units Redeemed	(683)	(949)	(24)	(29)
Net Increase (Decrease)	(163)	(326)	2	(24)
PVIT - Real Return
Units Issued	190	114	14	12
Units Redeemed	(383)	(296)	(58)	(25)
Net Increase (Decrease)	(193)	(182)	(44)	(13)
PVIT - Total Return
Units Issued	416	288	41	31
Units Redeemed	(621)	(528)	(42)	(26)
Net Increase (Decrease)	(205)	(240)	(1)	5
Blackrock - Global Allocation V.I.
Units Issued	63	119	1	4
Units Redeemed	(185)	(153)	(12)	(19)
Net Increase (Decrease)	(122)	(34)	(11)	(15)
FTVIP - Templeton Global Bond
Units Issued	64	205	2	6
Units Redeemed	(281)	(288)	(7)	(11)
Net Increase (Decrease)	(217)	(83)	(5)	(5)
FTVIP - Franklin U.S. Gov't Securities
Units Issued	785	303	81	36
Units Redeemed	(600)	(248)	(49)	(34)
Net Increase (Decrease)	185	55	32	2
VIP - Government Money Market Investor Class
Units Issued	176,981	206,638	6,601	8,223
Units Redeemed	(163,990)	(198,175)	(6,674)	(8,290)
Net Increase (Decrease)	12,991	8,463	(73)	(67)
VIP - High Income Investor Class
Units Issued	8,024	6,975	0	0
Units Redeemed	(7,209)	(8,982)	0	0
Net Increase (Decrease)	815	(2,007)	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2016	2015	2016	2015
VIP - Equity Income Investor Class
Units Issued	4,025	1,962	0	0
Units Redeemed	(2,749)	(3,377)	0	0
Net Increase (Decrease)	1,276	(1,415)	0	0
VIP - Growth Investor Class
Units Issued	1,951	2,948	0	0
Units Redeemed	(2,508)	(1,926)	0	0
Net Increase (Decrease)	(557)	1,022	0	0
VIP - Overseas, Investor Class
Units Issued	2,532	5,098	0	0
Units Redeemed	(3,231)	(2,932)	0	0
Net Increase (Decrease)	(699)	2,166	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	18,041	12,518	0	0
Units Redeemed	(12,071)	(9,834)	0	0
Net Increase (Decrease)	5,970	2,684	0	0
VIP - Asset Manager Investor Class
Units Issued	1,013	2,058	0	0
Units Redeemed	(1,728)	(1,425)	0	0
Net Increase (Decrease)	(715)	633	0	0
VIP - Index 500
Units Issued	24,835	21,801	0	0
Units Redeemed	(13,721)	(12,614)	0	0
Net Increase (Decrease)	11,114	9,187	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	453	1,819	0	0
Units Redeemed	(1,058)	(708)	0	0
Net Increase (Decrease)	(605)	1,111	0	0
VIP - Contrafund Investor Class
Units Issued	6,974	10,438	0	0
Units Redeemed	(8,600)	(7,547)	0	0
Net Increase (Decrease)	(1,626)	2,891	0	0
VIP - Balanced Investor Class
Units Issued	15,853	20,537	0	0
Units Redeemed	(10,144)	(8,210)	0	0
Net Increase (Decrease)	5,709	12,327	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	701	2,912	0	0
Units Redeemed	(2,787)	(2,026)	0	0
Net Increase (Decrease)	(2,086)	886	0	0
VIP - Growth & Income Investor Class
Units Issued	2,502	2,539	0	0
Units Redeemed	(1,822)	(3,293)	0	0
Net Increase (Decrease)	680	(754)	0	0
VIP - Growth Opportunities Investor Class
Units Issued	1,002	7,944	0	0
Units Redeemed	(4,766)	(2,910)	0	0
Net Increase (Decrease)	(3,764)	5,034	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2016	2015	2016	2015
VIP - Mid Cap Investor Class
Units Issued	3,222	6,030	0	0
Units Redeemed	(4,055)	(4,566)	0	0
Net Increase (Decrease)	(833)	1,464	0	0
VIP - Value Strategies Investor Class
Units Issued	1,235	2,070	0	0
Units Redeemed	(2,050)	(1,120)	0	0
Net Increase (Decrease)	(815)	950	0	0
VIP - Utilities Investor Class
Units Issued	4,256	1,170	0	0
Units Redeemed	(2,860)	(2,566)	0	0
Net Increase (Decrease)	1,396	(1,396)	0	0
VIP - Technology Investor Class
Units Issued	3,380	4,268	0	0
Units Redeemed	(4,089)	(2,174)	0	0
Net Increase (Decrease)	(709)	2,094	0	0
VIP - Energy Investor Class
Units Issued	4,895	4,498	0	0
Units Redeemed	(3,080)	(3,075)	0	0
Net Increase (Decrease)	1,815	1,423	0	0
VIP - Health Care Investor Class
Units Issued	3,112	9,747	0	0
Units Redeemed	(8,887)	(6,718)	0	0
Net Increase (Decrease)	(5,775)	3,029	0	0
VIP - Financial Services Investor Class
Units Issued	4,175	3,136	0	0
Units Redeemed	(2,664)	(2,527)	0	0
Net Increase (Decrease)	1,511	609	0	0
VIP - Industrials Investor Class
Units Issued	1,975	1,027	0	0
Units Redeemed	(1,033)	(1,468)	0	0
Net Increase (Decrease)	942	(441)	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	1,358	4,067	0	0
Units Redeemed	(3,209)	(1,217)	0	0
Net Increase (Decrease)	(1,851)	2,850	0	0
VIP - Real Estate Investor Class
Units Issued	3,150	4,075	0	0
Units Redeemed	(3,331)	(4,198)	0	0
Net Increase (Decrease)	(181)	(123)	0	0
VIP - Strategic Income Investor Class
Units Issued	7,353	8,753	0	0
Units Redeemed	(9,253)	(11,961)	0	0
Net Increase (Decrease)	(1,900)	(3,208)	0	0
VIP - Growth Strategies Investor Class (a)
Units Issued	0	975	0	0
Units Redeemed	0	(2,363)	0	0
Net Increase (Decrease)	0	(1,388)	0	0

(a)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2016	2015	2016	2015
VIP - International Capital Appreciation, Investor Class
Units Issued	2,081	4,521	0	0
Units Redeemed	(2,337)	(1,752)	0	0
Net Increase (Decrease)	(256)	2,769	0	0
VIP - Value Leaders Investor Class (a)
Units Issued	0	178	0	0
Units Redeemed	0	(1,378)	0	0
Net Increase (Decrease)	0	(1,200)	0	0
VIP - Value Investor Class
Units Issued	2,570	3,082	0	0
Units Redeemed	(2,151)	(2,287)	0	0
Net Increase (Decrease)	419	795	0	0
VIP - Growth Stock Investor Class (a)
Units Issued	0	706	0	0
Units Redeemed	0	(5,336)	0	0
Net Increase (Decrease)	0	(4,630)	0	0
VIP - Freedom Income Investor Class
Units Issued	834	1,363	0	0
Units Redeemed	(792)	(1,461)	0	0
Net Increase (Decrease)	42	(98)	0	0
VIP - Freedom 2005 Investor Class
Units Issued	247	245	0	0
Units Redeemed	(353)	(381)	0	0
Net Increase (Decrease)	(106)	(136)	0	0
VIP - Freedom 2010 Investor Class
Units Issued	431	410	0	0
Units Redeemed	(575)	(515)	0	0
Net Increase (Decrease)	(144)	(105)	0	0
VIP - Freedom 2015 Investor Class
Units Issued	641	778	0	0
Units Redeemed	(826)	(999)	0	0
Net Increase (Decrease)	(185)	(221)	0	0
VIP - Freedom 2020 Investor Class
Units Issued	1,340	1,444	0	0
Units Redeemed	(1,760)	(1,618)	0	0
Net Increase (Decrease)	(420)	(174)	0	0
VIP - Freedom 2025 Investor Class
Units Issued	1,381	2,177	0	0
Units Redeemed	(1,484)	(1,184)	0	0
Net Increase (Decrease)	(103)	993	0	0
VIP - Freedom 2030 Investor Class
Units Issued	1,258	1,770	0	0
Units Redeemed	(1,133)	(963)	0	0
Net Increase (Decrease)	125	807	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	87	29
Units Redeemed	0	0	(74)	(75)
Net Increase (Decrease)	0	0	13	(46)

(a)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2016	2015	2016	2015
VIP - Freedom Lifetime Income II
Units Issued	0	0	253	222
Units Redeemed	0	0	(155)	(152)
Net Increase (Decrease)	0	0	98	70
VIP - Freedom Lifetime Income III
Units Issued	0	0	390	296
Units Redeemed	0	0	(76)	(77)
Net Increase (Decrease)	0	0	314	219
VIP - Disciplined Small Cap Investor Class
Units Issued	3,493	3,711	0	0
Units Redeemed	(2,326)	(2,659)	0	0
Net Increase (Decrease)	1,167	1,052	0	0
VIP - FundsManager 20%
Units Issued	7,897	7,635	217	181
Units Redeemed	(8,159)	(9,139)	(102)	(58)
Net Increase (Decrease)	(262)	(1,504)	115	123
VIP - FundsManager 50%
Units Issued	9,243	10,886	1,924	2,108
Units Redeemed	(10,346)	(9,110)	(640)	(429)
Net Increase (Decrease)	(1,103)	1,776	1,284	1,679
VIP - FundsManager 60%
Units Issued	6,729	12,018	1,972	2,655
Units Redeemed	(7,029)	(7,038)	(615)	(367)
Net Increase (Decrease)	(300)	4,980	1,357	2,288
VIP - FundsManager 70%
Units Issued	7,608	11,673	440	779
Units Redeemed	(7,522)	(7,076)	(217)	(112)
Net Increase (Decrease)	86	4,597	223	667
VIP - FundsManager 85%
Units Issued	3,215	4,626	280	155
Units Redeemed	(3,709)	(2,923)	(146)	(60)
Net Increase (Decrease)	(494)	1,703	134	95
VIP - Consumer Staples Investor Class
Units Issued	6,910	3,766	0	0
Units Redeemed	(4,568)	(2,167)	0	0
Net Increase (Decrease)	2,342	1,599	0	0
VIP - Materials Investor Class
Units Issued	1,401	637	0	0
Units Redeemed	(892)	(1,143)	0	0
Net Increase (Decrease)	509	(506)	0	0
VIP - Telecommunications Investor Class
Units Issued	4,155	901	0	0
Units Redeemed	(1,928)	(539)	0	0
Net Increase (Decrease)	2,227	362	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2016	2015	2016	2015
VIP - Emerging Markets Investor Class
Units Issued	1,570	1,065	0	0
Units Redeemed	(1,088)	(949)	0	0
Net Increase (Decrease)	482	116	0	0
VIP - Floating Rate High Income Investor Class
Units Issued	5,636	7,230	0	0
Units Redeemed	(3,371)	(4,749)	0	0
Net Increase (Decrease)	2,265	2,481	0	0
UIF - Emerging Markets Equity
Units Issued	910	547	0	0
Units Redeemed	(734)	(815)	0	0
Net Increase (Decrease)	176	(268)	0	0
UIF - Emerging Markets Debt
Units Issued	1,243	681	0	0
Units Redeemed	(1,854)	(2,330)	0	0
Net Increase (Decrease)	(611)	(1,649)	0	0
UIF - Global Strategist
Units Issued	111	227	0	0
Units Redeemed	(472)	(634)	0	0
Net Increase (Decrease)	(361)	(407)	0	0
Invesco - Van Kampen Global Core Equity
Units Issued	230	424	0	0
Units Redeemed	(259)	(431)	0	0
Net Increase (Decrease)	(29)	(7)	0	0
Lazard - Retirement Emerging Markets
Units Issued	1,780	1,266	0	0
Units Redeemed	(1,838)	(2,187)	0	0
Net Increase (Decrease)	(58)	(921)	0	0
PVIT - Commodity Real Return
Units Issued	1,812	1,027	0	0
Units Redeemed	(1,235)	(791)	0	0
Net Increase (Decrease)	577	236	0	0
PVIT - Low Duration
Units Issued	10,121	8,611	0	0
Units Redeemed	(11,209)	(11,800)	0	0
Net Increase (Decrease)	(1,088)	(3,189)	0	0
PVIT - Real Return
Units Issued	2,525	1,597	0	0
Units Redeemed	(3,067)	(4,114)	0	0
Net Increase (Decrease)	(542)	(2,517)	0	0
PVIT - Total Return
Units Issued	8,374	7,606	0	0
Units Redeemed	(7,801)	(9,047)	0	0
Net Increase (Decrease)	573	(1,441)	0	0
Blackrock - Global Allocation V.I.
Units Issued	1,745	2,961	0	0
Units Redeemed	(3,790)	(2,868)	0	0
Net Increase (Decrease)	(2,045)	93	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2016	2015	2016	2015
FTVIP - Templeton Global Bond
Units Issued	1,052	2,115	0	0
Units Redeemed	(3,449)	(3,737)	0	0
Net Increase (Decrease)	(2,397)	(1,622)	0	0
FTVIP - Franklin U.S. Gov't Securities
Units Issued	6,686	3,510	0	0
Units Redeemed	(5,293)	(2,109)	0	0
Net Increase (Decrease)	1,393	1,401	0	0

	Fidelity Growth and Guaranteed Income
(in thousands)	2016	2015
VIP - Government Money Market Investor Class
Units Issued	2,383	1,744
Units Redeemed	(2,444)	(1,463)
Net Increase (Decrease)	(61)	281
VIP - Balanced Investor Class
Units Issued	248	493
Units Redeemed	(8,352)	(5,304)
Net Increase (Decrease)	(8,104)	(4,811)
VIP - Funds Manager 60%
Units Issued	50	77
Units Redeemed	(6,694)	(5,584)
Net Increase (Decrease)	(6,644)	(5,507)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market
2016	11,224	$20.82	$20.09	$233,139	0.80%	1.00%	0.20%	(0.60%)	(0.81%)
2015	12,155	$20.94	$20.25	$253,816	0.80%	1.00%	0.01%	(0.77%)	(0.97%)
2014	13,073	$21.11	$20.45	$275,096	0.80%	1.00%	0.01%	(0.79%)	(0.99%)
2013	15,372	$21.27	$20.66	$326,278	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
2012	17,322	$21.44	$20.86	$370,288	0.80%	1.00%	0.14%	(0.67%)	(0.87%)
VIP - Government Money Market Investor Class
2016	100,319	$9.99	$9.06	$1,067,744	0.10%	1.40%	0.18%	0.08%	(1.22%)
2015	87,463	$9.98	$9.17	$934,802	0.10%	1.40%	0.01%	(0.09%)	(1.24%)
2014	78,786	$9.99	$9.30	$847,543	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
2013	84,881	$10.00	$9.43	$912,990	0.10%	1.40%	0.02%	(0.08%)	(1.38%)
2012	68,806	$10.01	$9.56	$747,063	0.10%	1.40%	0.11%	0.01%	(1.29%)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - High Income
2016	1,885	$51.64	$49.83	$96,548	0.80%	1.00%	5.31%	13.69%	13.46%
2015	2,027	$45.42	$43.92	$91,337	0.80%	1.00%	6.25%	(4.40%)	(4.59%)
2014	2,330	$47.51	$46.04	$109,907	0.80%	1.00%	5.25%	0.35%	0.14%
2013	2,707	$47.34	$45.97	$127,331	0.80%	1.00%	5.40%	5.10%	4.89%
2012	3,329	$45.05	$43.83	$148,951	0.80%	1.00%	5.97%	13.31%	13.08%
VIP - High Income Investor Class
2016	22,622	$14.73	$23.20	$391,835	0.10%	0.25%	5.43%	14.52%	14.35%
2015	21,807	$12.86	$20.29	$331,218	0.10%	0.25%	5.84%	(3.77%)	(3.92%)
2014	23,814	$13.37	$21.12	$378,042	0.10%	0.25%	5.12%	1.02%	0.87%
2013	26,009	$13.23	$20.93	$409,966	0.10%	0.25%	6.13%	5.84%	5.69%
2012	24,198	$12.50	$19.81	$365,487	0.10%	0.25%	6.62%	14.15%	13.98%
VIP - Equity-Income
2016	4,020	$103.72	$100.10	$415,164	0.80%	1.00%	2.30%	17.07%	16.84%
2015	4,370	$88.60	$85.68	$385,365	0.80%	1.00%	3.03%	(4.73%)	(4.92%)
2014	4,898	$93.00	$90.11	$453,370	0.80%	1.00%	2.77%	7.85%	7.63%
2013	5,477	$86.23	$83.72	$470,381	0.80%	1.00%	2.46%	27.12%	26.87%
2012	6,074	$67.83	$65.99	$410,401	0.80%	1.00%	3.06%	16.36%	16.13%
VIP - Equity-Income Investor Class
2016	15,793	$21.64	$31.98	$327,035	0.10%	0.25%	2.45%	17.75%	17.57%
2015	14,516	$18.37	$27.20	$255,795	0.10%	0.25%	2.95%	(4.11%)	(4.26%)
2014	15,931	$19.16	$28.41	$293,306	0.10%	0.25%	2.89%	8.52%	8.36%
2013	15,878	$17.66	$26.22	$269,681	0.10%	0.25%	2.79%	27.86%	27.67%
2012	12,632	$12.44	$20.53	$167,797	0.10%	0.25%	3.24%	16.97%	16.97%
VIP - Growth
2016	3,343	$112.68	$108.75	$375,597	0.80%	1.00%	0.04%	(0.01%)	(0.21%)
2015	3,699	$112.69	$108.98	$415,521	0.80%	1.00%	0.19%	6.32%	6.10%
2014	4,109	$105.99	$102.71	$434,211	0.80%	1.00%	0.18%	10.41%	10.18%
2013	4,468	$96.00	$93.21	$427,784	0.80%	1.00%	0.29%	35.25%	34.97%
2012	4,921	$70.98	$69.06	$348,382	0.80%	1.00%	0.58%	13.77%	13.54%
VIP - Growth Investor Class
2016	9,632	$22.79	$32.89	$213,822	0.10%	0.25%	—	0.61%	0.46%
2015	10,190	$22.65	$32.74	$225,542	0.10%	0.25%	0.11%	6.98%	6.82%
2014	9,168	$21.17	$30.65	$190,305	0.10%	0.25%	0.13%	11.09%	10.93%
2013	7,849	$19.06	$27.63	$146,881	0.10%	0.25%	0.24%	36.08%	35.88%
2012	7,312	$14.00	$20.34	$100,821	0.10%	0.25%	0.54%	14.46%	14.29%
VIP - Overseas
2016	1,854	$42.08	$40.61	$77,777	0.80%	1.00%	1.38%	(5.82%)	(6.01%)
2015	2,131	$44.68	$43.21	$94,915	0.80%	1.00%	1.04%	—	—
2014	1,494	$43.46	$42.12	$64,776	0.80%	1.00%	1.29%	(8.81%)	(9.00%)
2013	1,665	$47.66	$46.28	$79,166	0.80%	1.00%	1.34%	29.39%	29.13%
2012	1,912	$36.84	$35.84	$70,288	0.80%	1.00%	1.90%	19.77%	19.53%
VIP - Overseas, Class R (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	2,208	$16.33	$15.98	$35,954	0.80%	1.00%	1.27%	(8.83%)	(9.02%)
2013	2,529	$17.91	$17.57	$45,199	0.80%	1.00%	1.41%	29.41%	29.15%
2012	2,734	$13.84	$13.60	$37,773	0.80%	1.00%	1.88%	19.74%	19.50%
VIP - Overseas, Investor Class
2016	12,432	$13.82	$19.09	$176,435	0.10%	0.25%	1.38%	(5.24%)	(5.38%)
2015	13,130	$14.59	$20.18	$197,176	0.10%	0.25%	1.15%	3.45%	3.29%
2014	10,964	$14.10	$19.54	$159,847	0.10%	0.25%	1.25%	(8.26%)	(8.40%)
2013	11,193	$15.37	$21.33	$178,565	0.10%	0.25%	1.55%	30.27%	30.07%
2012	8,895	$11.80	$16.40	$109,745	0.10%	0.25%	1.86%	20.51%	20.33%

(a)  Fund Closed. See Note 1.
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond
2016	4,910	$41.89	$40.43	$204,106	0.80%	1.00%	2.26%	3.90%	3.69%
2015	5,271	$40.31	$38.99	$210,831	0.80%	1.00%	2.29%	(1.39%)	(1.59%)
2014	5,811	$40.88	$39.62	$235,750	0.80%	1.00%	2.14%	4.98%	4.77%
2013	6,373	$38.94	$37.81	$246,448	0.80%	1.00%	2.16%	(2.56%)	(2.76%)
2012	8,206	$39.97	$38.88	$326,015	0.80%	1.00%	2.28%	5.05%	4.83%
VIP - Investment Grade Bond Investor Class
2016	45,315	$12.17	$15.60	$644,812	0.10%	0.25%	2.45%	4.63%	4.47%
2015	39,345	$11.63	$14.93	$534,974	0.10%	0.25%	2.03%	(0.81%)	(0.96%)
2014	36,661	$11.72	$15.07	$504,641	0.10%	0.25%	2.57%	5.72%	5.57%
2013	29,206	$11.09	$14.28	$386,682	0.10%	0.25%	2.05%	(1.84%)	(1.99%)
2012	39,706	$11.30	$14.72	$537,782	0.10%	0.25%	2.46%	5.70%	5.54%
VIP - Asset Manager
2016	4,016	$53.49	$51.62	$213,632	0.80%	1.00%	1.45%	2.25%	2.04%
2015	4,390	$52.32	$50.59	$228,446	0.80%	1.00%	1.57%	(0.66%)	(0.86%)
2014	4,860	$52.66	$51.03	$254,609	0.80%	1.00%	1.46%	4.99%	4.77%
2013	5,374	$50.16	$48.70	$268,232	0.80%	1.00%	1.55%	14.78%	14.55%
2012	5,966	$43.70	$42.52	$259,473	0.80%	1.00%	1.50%	11.58%	11.35%
VIP - Asset Manager Investor Class
2016	9,363	$15.20	$21.44	$161,111	0.10%	0.25%	1.40%	2.91%	2.76%
2015	10,077	$14.77	$20.86	$168,447	0.10%	0.25%	1.37%	(0.03%)	(0.18%)
2014	9,444	$14.78	$20.90	$158,725	0.10%	0.25%	1.61%	5.63%	5.47%
2013	7,503	$13.99	$19.82	$120,888	0.10%	0.25%	1.57%	15.51%	15.33%
2012	7,075	$12.11	$17.18	$99,436	0.10%	0.25%	1.45%	12.33%	12.16%
VIP - Index 500
2016	78,091	$23.19	$66.17	$2,127,277	0.10%	1.00%	1.62%	11.75%	10.74%
2015	67,188	$20.75	$59.75	$1,692,165	0.10%	1.00%	1.47%	1.23%	0.32%
2014	58,635	$20.50	$59.56	$1,529,550	0.10%	1.00%	1.82%	13.46%	12.43%
2013	48,345	$18.07	$52.97	$1,182,394	0.10%	1.00%	2.10%	32.11%	30.92%
2012	36,115	$13.14	$40.46	$741,824	0.10%	1.00%	2.16%	15.80%	14.75%
VIP - Asset Manager: Growth
2016	1,934	$35.31	$34.08	$67,849	0.80%	1.00%	1.37%	1.64%	1.44%
2015	2,127	$34.74	$33.59	$73,395	0.80%	1.00%	1.14%	(0.72%)	(0.92%)
2014	2,426	$34.99	$33.91	$84,329	0.80%	1.00%	1.06%	5.03%	4.82%
2013	2,621	$33.32	$32.35	$86,824	0.80%	1.00%	1.00%	21.43%	21.19%
2012	2,936	$27.44	$26.69	$80,108	0.80%	1.00%	1.40%	14.52%	14.29%
VIP - Asset Manager: Growth Investor Class
2016	5,144	$16.38	$23.83	$91,347	0.10%	0.25%	1.30%	2.25%	2.09%
2015	5,750	$16.02	$23.34	$99,671	0.10%	0.25%	0.89%	(0.09%)	(0.24%)
2014	4,639	$16.04	$23.40	$81,069	0.10%	0.25%	1.24%	5.68%	5.53%
2013	3,228	$15.17	$22.17	$53,782	0.10%	0.25%	1.13%	22.18%	22.00%
2012	2,464	$12.42	$18.17	$33,901	0.10%	0.25%	1.30%	15.31%	15.13%
VIP - Contrafund
2016	10,833	$79.68	$76.89	$860,104	0.80%	1.00%	0.79%	7.14%	6.93%
2015	12,097	$74.36	$71.91	$896,427	0.80%	1.00%	0.96%	(0.13%)	(0.34%)
2014	13,244	$74.46	$72.16	$982,780	0.80%	1.00%	0.94%	11.05%	10.82%
2013	14,519	$67.06	$65.11	$970,548	0.80%	1.00%	1.06%	30.24%	29.97%
2012	16,248	$51.49	$50.09	$834,104	0.80%	1.00%	1.32%	15.48%	15.25%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund Investor Class
2016	51,036	$21.18	$32.26	$1,149,056	0.10%	0.25%	0.77%	7.81%	7.64%
2015	52,662	$19.65	$29.97	$1,103,579	0.10%	0.25%	0.83%	0.49%	0.34%
2014	49,771	$19.55	$29.87	$1,042,796	0.10%	0.25%	0.94%	11.74%	11.57%
2013	47,175	$17.49	$26.77	$888,842	0.10%	0.25%	1.09%	31.02%	30.83%
2012	41,581	$13.35	$20.46	$601,894	0.10%	0.25%	1.32%	16.22%	16.05%
VIP - Balanced
2016	5,071	$29.69	$28.65	$149,344	0.80%	1.00%	1.31%	6.40%	6.19%
2015	5,610	$27.90	$26.98	$155,306	0.80%	1.00%	1.45%	(0.21%)	(0.42%)
2014	5,826	$27.96	$27.09	$161,491	0.80%	1.00%	1.52%	9.38%	9.16%
2013	5,952	$25.56	$24.82	$150,888	0.80%	1.00%	1.57%	18.70%	18.46%
2012	6,034	$21.54	$20.95	$128,923	0.80%	1.00%	1.68%	14.14%	13.91%
VIP - Balanced Investor Class
2016	117,471	$18.06	$26.23	$2,176,764	0.10%	1.40%	1.30%	7.07%	5.68%
2015	119,867	$16.87	$24.82	$2,062,773	0.10%	1.40%	1.31%	0.42%	(0.74%)
2014	112,351	$16.80	$25.04	$1,907,723	0.10%	1.40%	1.50%	10.07%	8.64%
2013	108,473	$15.26	$23.05	$1,663,003	0.10%	1.40%	1.56%	19.42%	17.87%
2012	104,248	$12.78	$20.47	$1,324,469	0.10%	1.40%	1.66%	14.87%	14.70%
VIP - Dynamic Capital Appreciation
2016	845	$27.01	$26.30	$22,745	0.80%	1.00%	0.80%	2.05%	1.85%
2015	1,242	$26.47	$25.82	$32,744	0.80%	1.00%	0.43%	0.49%	0.28%
2014	1,355	$26.34	$25.75	$35,546	0.80%	1.00%	0.47%	10.04%	9.82%
2013	1,342	$23.94	$23.44	$32,005	0.80%	1.00%	0.40%	37.43%	37.15%
2012	1,111	$17.42	$17.09	$19,288	0.80%	1.00%	0.75%	21.74%	21.49%
VIP - Dynamic Capital Appreciation Investor Class
2016	4,520	$22.18	$35.16	$105,229	0.10%	0.25%	0.75%	2.71%	2.55%
2015	6,605	$21.59	$34.29	$150,637	0.10%	0.25%	0.32%	1.12%	0.96%
2014	5,719	$21.36	$33.96	$129,355	0.10%	0.25%	0.42%	10.68%	10.51%
2013	4,741	$19.29	$30.73	$97,349	0.10%	0.25%	0.40%	38.38%	38.17%
2012	2,276	$13.94	$22.24	$34,253	0.10%	0.25%	0.66%	22.39%	22.21%
VIP - Growth & Income
2016	3,586	$34.69	$33.47	$123,569	0.80%	1.00%	1.73%	15.15%	14.92%
2015	3,886	$30.12	$29.13	$116,314	0.80%	1.00%	1.84%	(3.05%)	(3.25%)
2014	4,421	$31.07	$30.11	$136,468	0.80%	1.00%	1.73%	9.59%	9.37%
2013	4,724	$28.35	$27.53	$133,169	0.80%	1.00%	1.88%	32.50%	32.23%
2012	5,052	$21.40	$20.82	$107,512	0.80%	1.00%	2.25%	17.61%	17.37%
VIP - Growth & Income Investor Class
2016	8,157	$23.64	$32.37	$188,088	0.10%	0.25%	1.92%	15.85%	15.67%
2015	7,477	$20.40	$27.99	$149,283	0.10%	0.25%	1.67%	(2.42%)	(2.57%)
2014	8,231	$20.91	$28.72	$168,988	0.10%	0.25%	1.97%	10.22%	10.06%
2013	6,332	$18.97	$26.10	$118,704	0.10%	0.25%	2.21%	33.38%	33.18%
2012	3,549	$14.22	$19.60	$49,888	0.10%	0.25%	2.51%	18.34%	18.16%
VIP - Growth Opportunities
2016	2,841	$25.06	$24.19	$70,795	0.80%	1.00%	0.30%	(0.47%)	(0.67%)
2015	3,689	$25.18	$24.35	$92,342	0.80%	1.00%	0.19%	4.76%	4.55%
2014	3,284	$24.04	$23.29	$78,483	0.80%	1.00%	0.21%	11.30%	11.08%
2013	3,898	$21.60	$20.97	$83,770	0.80%	1.00%	0.31%	36.80%	36.52%
2012	4,327	$15.79	$15.36	$68,001	0.80%	1.00%	0.39%	18.65%	18.41%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Opportunities Investor Class
2016	7,037	$24.20	$40.06	$162,076	0.10%	0.25%	0.21%	0.15%	—
2015	10,801	$24.16	$40.06	$249,688	0.10%	0.25%	0.09%	5.44%	5.28%
2014	5,767	$22.92	$38.05	$127,583	0.10%	0.25%	0.15%	11.98%	11.81%
2013	5,767	$20.46	$34.03	$114,008	0.10%	0.25%	0.28%	37.63%	37.43%
2012	4,978	$14.87	$24.76	$71,790	0.10%	0.25%	0.33%	19.42%	19.24%
VIP - Mid Cap
2016	7,850	$41.29	$39.93	$322,341	0.80%	1.00%	0.50%	11.34%	11.11%
2015	8,838	$37.09	$35.93	$326,112	0.80%	1.00%	0.26%	(2.18%)	(2.38%)
2014	9,676	$37.91	$36.81	$365,029	0.80%	1.00%	0.25%	5.44%	5.22%
2013	10,853	$35.96	$34.98	$388,500	0.80%	1.00%	0.51%	35.14%	34.87%
2012	12,113	$26.61	$25.94	$320,946	0.80%	1.00%	0.59%	13.91%	13.68%
VIP - Mid Cap Investor Class
2016	22,234	$18.89	$33.61	$494,945	0.10%	0.25%	0.46%	12.02%	11.85%
2015	23,068	$16.87	$30.05	$460,856	0.10%	0.25%	0.17%	(1.57%)	(1.72%)
2014	21,604	$17.13	$30.58	$442,609	0.10%	0.25%	0.18%	6.10%	5.94%
2013	21,157	$16.15	$28.86	$413,891	0.10%	0.25%	0.48%	35.94%	35.74%
2012	18,688	$11.88	$21.26	$274,541	0.10%	0.25%	0.53%	14.63%	14.45%
VIP - Value Strategies
2016	1,672	$24.77	$24.12	$41,201	0.80%	1.00%	1.08%	8.75%	8.53%
2015	1,966	$22.78	$22.22	$44,549	0.80%	1.00%	1.07%	(3.76%)	(3.96%)
2014	2,106	$23.67	$23.14	$49,610	0.80%	1.00%	0.95%	5.94%	5.73%
2013	2,749	$22.34	$21.89	$61,148	0.80%	1.00%	0.89%	29.45%	29.19%
2012	3,094	$17.26	$16.94	$53,219	0.80%	1.00%	0.63%	26.26%	26.00%
VIP - Value Strategies Investor Class
2016	4,126	$20.64	$42.64	$86,934	0.10%	0.25%	1.04%	9.42%	9.26%
2015	4,941	$18.86	$39.02	$95,079	0.10%	0.25%	0.88%	(3.17%)	(3.31%)
2014	3,991	$19.47	$40.36	$79,927	0.10%	0.25%	0.95%	6.56%	6.40%
2013	4,609	$18.28	$37.93	$86,833	0.10%	0.25%	0.88%	30.32%	30.12%
2012	4,026	$14.02	$29.15	$58,912	0.10%	0.25%	0.59%	27.08%	26.89%
VIP - Utilities
2016	1,082	$22.29	$21.61	$24,014	0.80%	1.00%	1.44%	13.18%	12.95%
2015	1,036	$19.70	$19.13	$20,345	0.80%	1.00%	2.13%	(11.43%)	(11.61%)
2014	1,509	$22.24	$21.65	$33,446	0.80%	1.00%	1.84%	20.80%	20.56%
2013	1,282	$18.41	$17.96	$23,539	0.80%	1.00%	2.37%	20.05%	19.81%
2012	1,538	$15.34	$14.99	$23,523	0.80%	1.00%	2.45%	6.54%	6.32%
VIP - Utilities Investor Class
2016	4,136	$18.94	$23.58	$89,636	0.10%	0.25%	1.78%	13.92%	13.75%
2015	2,740	$16.63	$20.73	$52,489	0.10%	0.25%	2.08%	(10.89%)	(11.02%)
2014	4,136	$18.66	$23.30	$87,778	0.10%	0.25%	1.95%	21.52%	21.34%
2013	2,644	$15.36	$19.20	$46,875	0.10%	0.25%	2.37%	20.80%	20.62%
2012	2,633	$12.71	$15.92	$38,809	0.10%	0.25%	2.63%	7.25%	7.09%
VIP - Technology
2016	2,507	$25.55	$24.77	$63,804	0.80%	1.00%	0.12%	10.48%	10.26%
2015	2,727	$23.12	$22.46	$62,818	0.80%	1.00%	0.10%	5.42%	5.20%
2014	2,799	$21.94	$21.35	$61,188	0.80%	1.00%	0.10%	11.01%	10.79%
2013	2,789	$19.76	$19.27	$54,950	0.80%	1.00%	0.15%	26.79%	26.53%
2012	3,484	$15.59	$15.23	$54,149	0.80%	1.00%	—	16.57%	16.34%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology Investor Class
2016	8,632	$22.08	$51.15	$229,140	0.10%	0.25%	0.07%	11.23%	11.06%
2015	9,341	$19.85	$46.06	$220,710	0.10%	0.25%	0.04%	5.98%	5.82%
2014	7,247	$18.73	$43.53	$163,974	0.10%	0.25%	0.05%	11.75%	11.58%
2013	5,373	$16.76	$39.01	$110,744	0.10%	0.25%	0.10%	27.60%	27.41%
2012	5,183	$13.14	$30.62	$84,371	0.10%	0.25%	—	17.40%	17.22%
VIP - Energy
2016	2,103	$27.70	$26.86	$58,053	0.80%	1.00%	0.71%	32.77%	32.51%
2015	2,032	$20.87	$20.27	$42,287	0.80%	1.00%	1.27%	(21.18%)	(21.34%)
2014	2,469	$26.47	$25.77	$65,148	0.80%	1.00%	0.83%	(13.30%)	(13.47%)
2013	2,814	$30.53	$29.78	$85,693	0.80%	1.00%	0.87%	23.49%	23.24%
2012	3,600	$24.73	$24.16	$88,786	0.80%	1.00%	0.95%	4.15%	3.94%
VIP - Energy Investor Class
2016	9,173	$15.00	$22.29	$149,211	0.10%	0.25%	0.72%	33.57%	33.37%
2015	7,358	$11.23	$16.71	$89,810	0.10%	0.25%	0.86%	(20.66%)	(20.78%)
2014	5,935	$14.16	$21.09	$92,315	0.10%	0.25%	0.80%	(12.73%)	(12.86%)
2013	5,402	$16.22	$24.21	$96,642	0.10%	0.25%	0.88%	24.26%	24.07%
2012	5,665	$13.06	$19.51	$82,204	0.10%	0.25%	0.88%	4.81%	4.65%
VIP - Health Care
2016	3,353	$35.39	$34.30	$118,217	0.80%	1.00%	0.14%	(11.15%)	(11.33%)
2015	5,141	$39.82	$38.68	$203,956	0.80%	1.00%	—	5.52%	5.30%
2014	5,618	$37.74	$36.73	$211,292	0.80%	1.00%	—	31.77%	31.50%
2013	5,230	$28.64	$27.93	$149,383	0.80%	1.00%	—	54.88%	54.57%
2012	3,275	$18.49	$18.07	$60,385	0.80%	1.00%	0.43%	19.84%	19.59%
VIP - Health Care Investor Class
2016	15,205	$30.60	$44.76	$486,468	0.10%	0.25%	0.08%	(10.59%)	(10.73%)
2015	20,980	$34.23	$50.14	$752,405	0.10%	0.25%	—	6.18%	6.02%
2014	17,951	$32.24	$47.29	$610,573	0.10%	0.25%	—	32.59%	32.39%
2013	13,509	$24.31	$35.72	$348,400	0.10%	0.25%	—	55.85%	55.62%
2012	6,296	$15.60	$22.95	$105,308	0.10%	0.25%	0.39%	20.55%	20.37%
VIP - Financial Services
2016	2,682	$14.32	$13.88	$38,325	0.80%	1.00%	1.20%	17.77%	17.53%
2015	1,548	$12.16	$11.81	$18,768	0.80%	1.00%	1.19%	(4.46%)	(4.66%)
2014	1,690	$12.73	$12.39	$21,441	0.80%	1.00%	1.08%	9.99%	9.77%
2013	2,162	$11.57	$11.28	$24,936	0.80%	1.00%	1.23%	32.79%	32.52%
2012	1,833	$8.71	$8.52	$15,938	0.80%	1.00%	1.24%	27.51%	27.25%
VIP - Financial Services Investor Class
2016	7,613	$19.68	$30.81	$118,002	0.10%	0.25%	0.79%	18.39%	18.21%
2015	6,101	$16.62	$26.06	$80,741	0.10%	0.25%	1.12%	(3.78%)	(3.92%)
2014	5,492	$17.27	$27.12	$75,988	0.10%	0.25%	1.28%	10.64%	10.48%
2013	4,475	$15.61	$24.55	$54,149	0.10%	0.25%	1.28%	33.60%	33.40%
2012	3,068	$11.68	$18.40	$27,690	0.10%	0.25%	1.34%	28.23%	28.04%
VIP - Industrials
2016	951	$40.73	$39.48	$38,550	0.80%	1.00%	0.72%	14.94%	14.71%
2015	927	$35.44	$34.42	$32,740	0.80%	1.00%	1.03%	(2.67%)	(2.87%)
2014	1,176	$36.41	$35.43	$42,638	0.80%	1.00%	0.77%	5.36%	5.14%
2013	1,469	$34.56	$33.70	$50,583	0.80%	1.00%	0.88%	38.68%	38.40%
2012	1,153	$24.92	$24.35	$28,615	0.80%	1.00%	1.30%	18.86%	18.62%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials Investor Class
2016	5,004	$23.27	$40.87	$135,052	0.10%	0.25%	0.74%	15.62%	15.44%
2015	4,062	$20.12	$35.40	$95,187	0.10%	0.25%	0.86%	(2.07%)	(2.21%)
2014	4,503	$20.55	$36.20	$109,165	0.10%	0.25%	0.75%	6.05%	5.89%
2013	5,091	$19.37	$34.19	$116,944	0.10%	0.25%	1.04%	39.58%	39.37%
2012	2,477	$13.88	$24.53	$41,830	0.10%	0.25%	1.24%	19.53%	19.35%
VIP - Consumer Discretionary
2016	845	$25.78	$24.99	$21,659	0.80%	1.00%	0.63%	4.39%	4.18%
2015	1,507	$24.70	$23.99	$37,055	0.80%	1.00%	0.39%	3.87%	3.66%
2014	817	$23.77	$23.14	$19,323	0.80%	1.00%	0.42%	8.76%	8.54%
2013	1,334	$21.86	$21.32	$29,023	0.80%	1.00%	0.15%	39.97%	39.69%
2012	708	$15.62	$15.26	$11,006	0.80%	1.00%	0.38%	20.69%	20.44%
VIP - Consumer Discretionary Investor Class
2016	4,414	$24.40	$44.28	$111,490	0.10%	0.25%	0.62%	5.01%	4.86%
2015	6,264	$23.24	$42.23	$150,613	0.10%	0.25%	0.31%	4.56%	4.40%
2014	3,414	$22.23	$40.45	$79,154	0.10%	0.25%	0.40%	9.47%	9.31%
2013	4,609	$20.30	$37.01	$98,967	0.10%	0.25%	0.11%	40.91%	40.70%
2012	1,640	$14.41	$26.30	$24,949	0.10%	0.25%	0.34%	21.33%	21.14%
VIP - Real Estate
2016	1,376	$34.62	$33.70	$47,388	0.80%	1.00%	1.33%	4.90%	4.69%
2015	1,557	$33.00	$32.19	$51,224	0.80%	1.00%	1.73%	2.88%	2.67%
2014	1,746	$32.07	$31.35	$55,826	0.80%	1.00%	1.87%	29.14%	28.88%
2013	1,667	$24.84	$24.33	$41,306	0.80%	1.00%	1.46%	1.01%	0.81%
2012	2,372	$24.59	$24.13	$58,188	0.80%	1.00%	1.50%	17.62%	17.38%
VIP - Real Estate Investor Class
2016	9,315	$20.01	$48.57	$208,993	0.10%	0.25%	1.34%	5.54%	5.38%
2015	9,497	$18.96	$46.09	$202,459	0.10%	0.25%	1.55%	3.54%	3.38%
2014	9,620	$18.31	$44.58	$199,704	0.10%	0.25%	1.98%	29.89%	29.70%
2013	7,818	$14.10	$34.37	$127,117	0.10%	0.25%	1.59%	1.71%	1.55%
2012	7,330	$13.86	$33.85	$120,529	0.10%	0.25%	1.59%	18.31%	18.13%
VIP - Strategic Income
2016	3,772	$19.02	$18.54	$71,497	0.80%	1.00%	3.42%	7.40%	7.19%
2015	4,189	$17.71	$17.30	$73,928	0.80%	1.00%	3.26%	(2.41%)	(2.61%)
2014	4,970	$18.15	$17.76	$89,899	0.80%	1.00%	2.83%	2.77%	2.57%
2013	5,762	$17.66	$17.32	$101,470	0.80%	1.00%	3.60%	(0.51%)	(0.71%)
2012	7,947	$17.75	$17.44	$140,715	0.80%	1.00%	3.56%	9.61%	9.39%
VIP - Strategic Income Investor Class
2016	55,023	$13.01	$18.86	$874,097	0.10%	0.25%	3.56%	8.06%	7.90%
2015	56,923	$12.04	$17.48	$842,611	0.10%	0.25%	3.02%	(1.76%)	(1.90%)
2014	60,131	$12.25	$17.82	$912,285	0.10%	0.25%	3.04%	3.48%	3.33%
2013	58,891	$11.84	$17.25	$872,838	0.10%	0.25%	3.81%	0.16%	0.01%
2012	66,834	$11.82	$17.24	$1,001,583	0.10%	0.25%	3.87%	10.39%	10.23%
VIP - Growth Strategies (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	415	$18.28	$17.93	$7,562	0.80%	1.00%	0.11%	12.67%	12.44%
2013	435	$16.22	$15.95	$7,025	0.80%	1.00%	0.02%	36.16%	35.88%
2012	357	$11.92	$11.74	$4,251	0.80%	1.00%	—	10.81%	10.58%

(a)  Fund Closed. See Note 1.
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Strategies Investor Class (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,388	$19.11	$31.82	$26,308	0.10%	0.25%	0.11%	13.48%	13.31%
2013	905	$16.84	$28.08	$15,290	0.10%	0.25%	0.01%	36.86%	36.65%
2012	523	$12.31	$20.55	$6,514	0.10%	0.25%	—	11.56%	11.39%
VIP - International Capital Appreciation
2016	856	$15.43	$15.08	$13,178	0.80%	1.00%	0.84%	(3.76%)	(3.95%)
2015	1,006	$16.03	$15.70	$16,086	0.80%	1.00%	—	—	—
VIP - International Capital Appreciation, Class R (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,037	$15.66	$15.36	$16,199	0.80%	1.00%	0.40%	2.20%	1.99%
2013	1,061	$15.32	$15.06	$16,213	0.80%	1.00%	0.68%	20.68%	20.43%
2012	1,388	$12.70	$12.51	$17,594	0.80%	1.00%	1.01%	24.89%	24.64%
VIP - International Capital Appreciation Investor Class
2016	8,795	$16.24	$30.96	$141,608	0.10%	0.25%	0.82%	(3.11%)	(3.25%)
2015	9,051	$16.76	$32.00	$150,792	0.10%	0.25%	0.26%	3.05%	2.90%
2014	6,282	$16.26	$31.09	$102,163	0.10%	0.25%	0.38%	2.80%	2.65%
2013	5,063	$15.82	$30.29	$80,713	0.10%	0.25%	0.74%	21.38%	21.20%
2012	2,789	$13.03	$24.99	$36,801	0.10%	0.25%	1.15%	25.68%	25.49%
VIP - Value Leaders (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	506	$15.16	$14.87	$7,648	0.80%	1.00%	1.18%	12.15%	11.93%
2013	576	$13.52	$13.29	$7,765	0.80%	1.00%	0.58%	34.09%	33.82%
2012	480	$10.08	$9.93	$4,820	0.80%	1.00%	2.14%	13.08%	12.85%
VIP - Value Leaders Investor Class (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,200	$18.15	$26.23	$19,647	0.10%	0.25%	1.21%	12.83%	12.66%
2013	1,208	$16.09	$23.28	$17,633	0.10%	0.25%	0.60%	34.95%	34.75%
2012	844	$10.02	$17.28	$9,074	0.10%	0.25%	2.09%	13.81%	13.63%
VIP - Value
2016	1,106	$19.88	$19.42	$21,913	0.80%	1.00%	1.00%	11.18%	10.96%
2015	1,253	$17.88	$17.50	$22,310	0.80%	1.00%	1.16%	(1.54%)	(1.74%)
2014	1,221	$18.16	$17.81	$22,098	0.80%	1.00%	1.42%	10.52%	10.30%
2013	1,142	$16.43	$16.15	$18,690	0.80%	1.00%	1.19%	31.40%	31.13%
2012	947	$12.50	$12.32	$11,810	0.80%	1.00%	1.67%	19.93%	19.69%
VIP - Value Investor Class
2016	6,260	$22.34	$39.03	$135,513	0.10%	0.25%	1.05%	11.77%	11.60%
2015	5,841	$19.99	$34.98	$113,286	0.10%	0.25%	1.03%	(0.86%)	(1.00%)
2014	5,046	$20.16	$35.33	$98,656	0.10%	0.25%	1.47%	11.17%	11.00%
2013	3,681	$18.14	$31.83	$65,290	0.10%	0.25%	1.32%	32.28%	32.09%
2012	2,318	$13.71	$24.10	$31,410	0.10%	0.25%	1.66%	20.71%	20.53%
VIP - Growth Stock (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	930	$21.29	$20.88	$19,736	0.80%	1.00%	0.86%	11.69%	11.46%
2013	839	$19.06	$18.74	$15,953	0.80%	1.00%	0.59%	33.80%	33.53%
2012	777	$14.25	$14.03	$11,043	0.80%	1.00%	0.85%	17.43%	17.20%

(a)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Stock Investor Class (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	4,630	$21.55	$35.00	$102,903	0.10%	0.25%	0.81%	12.41%	12.24%
2013	3,793	$19.17	$31.18	$75,655	0.10%	0.25%	0.58%	34.60%	34.40%
2012	2,920	$14.24	$23.20	$43,267	0.10%	0.25%	0.93%	18.27%	18.09%
VIP - Freedom Income
2016	769	$14.54	$14.54	$11,183	0.80%	0.80%	1.43%	3.67%	3.67%
2015	785	$14.02	$14.02	$11,005	0.80%	0.80%	1.58%	(1.14%)	(1.14%)
2014	897	$14.18	$14.18	$12,717	0.80%	0.80%	1.53%	2.95%	2.95%
2013	868	$13.78	$13.78	$11,966	0.80%	0.80%	1.59%	4.70%	4.70%
2012	887	$13.16	$13.16	$11,668	0.80%	0.80%	1.57%	5.67%	5.67%
VIP - Freedom Income Investor Class
2016	4,385	$12.70	$15.60	$63,924	0.10%	0.25%	1.49%	4.33%	4.17%
2015	4,343	$12.18	$14.98	$60,816	0.10%	0.25%	1.48%	(0.47%)	(0.62%)
2014	4,441	$12.24	$15.07	$62,053	0.10%	0.25%	1.58%	3.70%	3.54%
2013	4,120	$11.80	$14.56	$56,010	0.10%	0.25%	1.80%	5.32%	5.16%
2012	2,650	$11.20	$13.84	$35,059	0.10%	0.25%	1.61%	6.44%	6.27%
VIP - Freedom 2005
2016	374	$15.68	$15.68	$5,861	0.80%	0.80%	1.47%	4.16%	4.16%
2015	410	$15.06	$15.06	$6,179	0.80%	0.80%	1.64%	(1.05%)	(1.05%)
2014	480	$15.22	$15.22	$7,305	0.80%	0.80%	1.69%	3.46%	3.46%
2013	447	$14.71	$14.71	$6,574	0.80%	0.80%	1.69%	8.86%	8.86%
2012	424	$13.51	$13.51	$5,723	0.80%	0.80%	1.70%	8.68%	8.68%
VIP - Freedom 2005 Investor Class
2016	1,037	$14.07	$19.17	$16,834	0.10%	0.25%	1.47%	4.83%	4.68%
2015	1,143	$13.42	$18.31	$17,584	0.10%	0.25%	1.69%	(0.41%)	(0.56%)
2014	1,279	$13.48	$18.42	$19,848	0.10%	0.25%	1.74%	4.14%	3.99%
2013	1,074	$12.94	$17.71	$16,204	0.10%	0.25%	1.68%	9.62%	9.46%
2012	900	$11.81	$16.18	$12,341	0.10%	0.25%	1.86%	9.50%	9.33%
VIP - Freedom 2010
2016	613	$16.81	$16.81	$10,312	0.80%	0.80%	1.45%	4.61%	4.61%
2015	719	$16.07	$16.07	$11,549	0.80%	0.80%	1.73%	(1.09%)	(1.09%)
2014	864	$16.25	$16.25	$14,043	0.80%	0.80%	1.59%	3.69%	3.69%
2013	958	$15.67	$15.67	$15,005	0.80%	0.80%	1.69%	12.58%	12.58%
2012	1,036	$13.92	$13.92	$14,411	0.80%	0.80%	1.86%	10.88%	10.88%
VIP - Freedom 2010 Investor Class
2016	3,110	$15.05	$20.88	$53,982	0.10%	0.25%	1.49%	5.23%	5.07%
2015	3,254	$14.30	$19.88	$53,848	0.10%	0.25%	1.62%	(0.44%)	(0.59%)
2014	3,359	$14.36	$20.00	$55,984	0.10%	0.25%	1.67%	4.46%	4.30%
2013	3,517	$13.75	$19.17	$55,875	0.10%	0.25%	1.77%	13.29%	13.12%
2012	3,482	$12.14	$16.95	$49,023	0.10%	0.25%	1.87%	11.70%	11.54%
VIP - Freedom 2015
2016	1,411	$17.28	$17.28	$24,390	0.80%	0.80%	1.46%	5.07%	5.07%
2015	1,599	$16.45	$16.45	$26,304	0.80%	0.80%	1.76%	(1.13%)	(1.13%)
2014	1,816	$16.64	$16.64	$30,216	0.80%	0.80%	1.63%	3.86%	3.86%
2013	1,895	$16.02	$16.02	$30,357	0.80%	0.80%	1.75%	13.50%	13.50%
2012	2,006	$14.11	$14.11	$28,314	0.80%	0.80%	2.05%	11.33%	11.33%

(a)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015 Investor Class
2016	5,082	$15.34	$21.55	$90,327	0.10%	0.25%	1.54%	5.72%	5.56%
2015	5,267	$14.51	$20.41	$88,610	0.10%	0.25%	1.65%	(0.44%)	(0.59%)
2014	5,488	$14.57	$20.54	$93,183	0.10%	0.25%	1.66%	4.54%	4.38%
2013	5,463	$13.94	$19.67	$88,922	0.10%	0.25%	1.87%	14.24%	14.07%
2012	4,984	$12.20	$17.25	$71,657	0.10%	0.25%	2.01%	11.98%	11.82%
VIP - Freedom 2020
2016	1,389	$17.43	$17.43	$24,216	0.80%	0.80%	1.50%	5.27%	5.27%
2015	1,557	$16.56	$16.56	$25,783	0.80%	0.80%	1.75%	(1.07%)	(1.07%)
2014	1,743	$16.74	$16.74	$29,169	0.80%	0.80%	1.58%	3.99%	3.99%
2013	1,826	$16.09	$16.09	$29,388	0.80%	0.80%	1.76%	15.09%	15.09%
2012	1,852	$13.98	$13.98	$25,900	0.80%	0.80%	2.03%	12.47%	12.47%
VIP - Freedom 2020 Investor Class
2016	9,464	$15.93	$23.25	$170,145	0.10%	0.25%	1.54%	5.93%	5.77%
2015	9,883	$15.03	$21.99	$167,386	0.10%	0.25%	1.61%	(0.45%)	(0.60%)
2014	10,057	$15.10	$22.12	$171,670	0.10%	0.25%	1.74%	4.65%	4.49%
2013	8,641	$14.43	$21.17	$142,627	0.10%	0.25%	1.88%	15.85%	15.67%
2012	7,766	$12.46	$18.30	$111,109	0.10%	0.25%	2.11%	13.19%	13.01%
VIP - Freedom 2025
2016	698	$18.34	$18.34	$12,809	0.80%	0.80%	1.41%	5.34%	5.34%
2015	793	$17.41	$17.41	$13,804	0.80%	0.80%	1.74%	(0.98%)	(0.98%)
2014	927	$17.58	$17.58	$16,302	0.80%	0.80%	1.58%	4.22%	4.22%
2013	961	$16.87	$16.87	$16,215	0.80%	0.80%	1.96%	18.99%	18.99%
2012	857	$14.18	$14.18	$12,151	0.80%	0.80%	1.84%	14.18%	14.18%
VIP - Freedom 2025 Investor Class
2016	8,132	$16.83	$24.89	$152,769	0.10%	0.25%	1.55%	6.00%	5.84%
2015	8,235	$15.88	$23.51	$146,171	0.10%	0.25%	1.43%	(0.42%)	(0.57%)
2014	7,242	$15.95	$23.65	$129,695	0.10%	0.25%	1.70%	4.94%	4.78%
2013	6,194	$15.20	$22.57	$106,760	0.10%	0.25%	2.11%	19.83%	19.65%
2012	4,607	$12.68	$18.86	$67,147	0.10%	0.25%	2.30%	14.94%	14.77%
VIP - Freedom 2030
2016	950	$18.19	$18.19	$17,273	0.80%	0.80%	1.47%	5.75%	5.75%
2015	1,011	$17.20	$17.20	$17,385	0.80%	0.80%	1.55%	(1.03%)	(1.03%)
2014	1,003	$17.38	$17.38	$17,423	0.80%	0.80%	1.58%	4.12%	4.12%
2013	1,025	$16.69	$16.69	$17,116	0.80%	0.80%	1.76%	20.69%	20.69%
2012	1,072	$13.83	$13.83	$14,829	0.80%	0.80%	2.12%	14.65%	14.65%
VIP - Freedom 2030 Investor Class
2016	7,743	$17.25	$25.95	$145,170	0.10%	0.25%	1.49%	6.40%	6.24%
2015	7,618	$16.21	$24.43	$134,531	0.10%	0.25%	1.38%	(0.42%)	(0.57%)
2014	6,811	$16.28	$24.56	$121,507	0.10%	0.25%	1.57%	4.72%	4.57%
2013	5,995	$15.55	$23.49	$102,899	0.10%	0.25%	1.98%	21.60%	21.41%
2012	4,355	$12.78	$19.35	$62,374	0.10%	0.25%	2.26%	15.38%	15.21%
VIP - Freedom Lifetime Income I
2016	769	$16.07	$16.07	$12,375	0.60%	0.60%	1.94%	4.42%	4.42%
2015	755	$15.39	$15.39	$11,638	0.60%	0.60%	1.77%	(0.95%)	(0.95%)
2014	801	$15.54	$15.54	$12,440	0.60%	0.60%	1.91%	4.05%	4.05%
2013	718	$14.93	$14.93	$10,717	0.60%	0.60%	1.83%	9.31%	9.31%
2012	719	$13.66	$13.66	$9,829	0.60%	0.60%	1.98%	9.76%	9.76%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Lifetime Income II
2016	1,943	$16.91	$16.91	$32,875	0.60%	0.60%	1.85%	5.27%	5.27%
2015	1,845	$16.06	$16.06	$29,658	0.60%	0.60%	1.69%	(0.83%)	(0.83%)
2014	1,775	$16.20	$16.20	$28,755	0.60%	0.60%	1.97%	4.43%	4.43%
2013	1,450	$15.51	$15.51	$22,505	0.60%	0.60%	1.88%	12.08%	12.08%
2012	1,385	$13.84	$13.84	$19,164	0.60%	0.60%	2.05%	10.93%	10.93%
VIP - Freedom Lifetime Income III
2016	1,425	$18.14	$18.14	$25,853	0.60%	0.60%	1.98%	6.19%	6.19%
2015	1,111	$17.08	$17.08	$18,975	0.60%	0.60%	1.58%	(0.87%)	(0.87%)
2014	892	$17.23	$17.23	$15,373	0.60%	0.60%	2.03%	4.67%	4.67%
2013	702	$16.46	$16.46	$11,559	0.60%	0.60%	1.91%	19.70%	19.70%
2012	605	$13.75	$13.75	$8,306	0.60%	0.60%	2.32%	14.50%	14.50%
VIP - Disciplined Small Cap
2016	2,044	$19.04	$18.64	$38,801	0.80%	1.00%	0.71%	21.70%	21.46%
2015	1,804	$15.65	$15.34	$28,161	0.80%	1.00%	0.43%	(2.77%)	(2.97%)
2014	1,981	$16.09	$15.81	$31,817	0.80%	1.00%	0.36%	4.44%	4.23%
2013	2,738	$15.41	$15.17	$42,103	0.80%	1.00%	0.56%	37.25%	36.97%
2012	1,679	$11.23	$11.08	$18,804	0.80%	1.00%	1.94%	18.05%	17.81%
VIP - Disciplined Small Cap Investor Class
2016	10,577	$25.21	$37.13	$240,229	0.10%	0.25%	0.62%	22.42%	22.24%
2015	9,410	$20.59	$30.38	$174,353	0.10%	0.25%	0.31%	(2.10%)	(2.25%)
2014	8,358	$21.03	$31.08	$159,191	0.10%	0.25%	0.33%	5.05%	4.89%
2013	9,367	$20.02	$29.63	$169,772	0.10%	0.25%	0.56%	38.04%	37.84%
2012	4,469	$14.51	$21.50	$59,020	0.10%	0.25%	1.91%	18.84%	18.66%
VIP - FundsManager 20%
2016	48,936	$12.59	$13.25	$678,375	0.10%	1.00%	1.26%	2.73%	1.81%
2015	49,271	$12.26	$13.01	$665,602	0.10%	1.00%	1.26%	(0.13%)	(1.03%)
2014	50,895	$12.27	$13.15	$689,187	0.10%	1.00%	1.31%	4.02%	3.08%
2013	47,822	$11.80	$12.76	$626,307	0.10%	1.00%	1.24%	5.52%	4.57%
2012	46,646	$11.18	$12.20	$582,542	0.10%	1.00%	1.51%	5.48%	4.52%
VIP - FundsManager 50%
2016	81,477	$14.97	$14.53	$1,271,780	0.10%	1.00%	1.27%	4.12%	3.18%
2015	81,915	$14.38	$14.08	$1,234,901	0.10%	1.00%	1.10%	0.04%	(0.86%)
2014	79,527	$14.38	$14.21	$1,205,623	0.10%	1.00%	1.20%	4.99%	4.05%
2013	73,187	$13.69	$13.65	$1,065,142	0.10%	1.00%	1.09%	14.78%	13.75%
2012	62,040	$11.93	$12.00	$792,965	0.10%	1.00%	1.31%	10.02%	9.03%
VIP - FundsManager 60%
2016	109,359	$15.88	$19.79	$1,660,122	0.10%	1.40%	1.25%	4.68%	3.32%
2015	115,523	$15.17	$19.15	$1,687,185	0.10%	1.40%	1.22%	0.31%	(0.84%)
2014	114,312	$15.12	$19.34	$1,679,510	0.10%	1.40%	1.29%	5.30%	3.93%
2013	110,201	$14.36	$18.61	$1,554,618	0.10%	1.40%	1.20%	18.50%	16.96%
2012	107,021	$12.12	$19.56	$1,285,160	0.10%	1.40%	1.44%	11.49%	10.03%
VIP - FundsManager 70%
2016	63,594	$16.65	$14.87	$1,050,953	0.10%	1.00%	1.10%	4.85%	3.91%
2015	63,849	$15.88	$14.31	$1,010,629	0.10%	1.00%	1.07%	0.39%	(0.52%)
2014	59,100	$15.82	$14.38	$936,281	0.10%	1.00%	1.23%	5.05%	4.10%
2013	51,975	$15.05	$13.82	$788,692	0.10%	1.00%	1.20%	21.63%	20.54%
2012	44,350	$12.38	$11.46	$557,749	0.10%	1.00%	1.57%	13.11%	12.08%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 85%
2016	22,273	$17.68	$14.88	$372,074	0.10%	1.00%	0.95%	5.55%	4.60%
2015	22,948	$16.75	$14.23	$364,733	0.10%	1.00%	0.94%	0.29%	(0.61%)
2014	21,622	$16.70	$14.32	$345,076	0.10%	1.00%	1.03%	5.19%	4.24%
2013	19,518	$15.88	$13.73	$298,041	0.10%	1.00%	1.01%	27.60%	26.45%
2012	17,254	$12.44	$10.86	$206,109	0.10%	1.00%	1.25%	14.00%	12.97%
VIP - Consumer Staples
2016	1,560	$22.53	$22.10	$35,082	0.80%	1.00%	1.38%	2.89%	2.69%
2015	1,172	$21.90	$21.52	$25,623	0.80%	1.00%	1.26%	8.58%	8.36%
2014	1,053	$20.17	$19.86	$21,190	0.80%	1.00%	1.44%	14.74%	14.51%
2013	1,350	$17.58	$17.34	$23,705	0.80%	1.00%	1.64%	20.83%	20.58%
2012	1,512	$14.55	$14.38	$21,939	0.80%	1.00%	1.73%	14.47%	14.24%
VIP - Consumer Staples Investor Class
2016	10,944	$22.13	$29.53	$256,003	0.10%	0.25%	1.42%	3.57%	3.41%
2015	8,602	$21.37	$28.55	$194,325	0.10%	0.25%	1.10%	9.30%	9.13%
2014	7,003	$19.55	$26.16	$145,149	0.10%	0.25%	1.51%	15.40%	15.23%
2013	7,031	$16.94	$22.71	$127,120	0.10%	0.25%	1.91%	21.67%	21.48%
2012	5,448	$13.93	$18.69	$81,526	0.10%	0.25%	1.93%	15.19%	15.01%
VIP - Materials
2016	671	$17.75	$17.40	$11,897	0.80%	1.00%	0.98%	11.30%	11.08%
2015	669	$15.94	$15.67	$10,647	0.80%	1.00%	1.18%	(9.74%)	(9.92%)
2014	918	$17.66	$17.39	$16,197	0.80%	1.00%	0.89%	(0.43%)	(0.63%)
2013	1,106	$17.74	$17.50	$19,601	0.80%	1.00%	0.99%	21.18%	20.93%
2012	1,562	$14.64	$14.47	$22,840	0.80%	1.00%	0.83%	19.18%	18.94%
VIP - Materials Investor Class
2016	2,547	$17.28	$37.64	$47,705	0.10%	0.25%	1.03%	11.95%	11.78%
2015	2,038	$15.43	$33.67	$34,904	0.10%	0.25%	1.05%	(9.18%)	(9.32%)
2014	2,544	$16.99	$37.13	$48,315	0.10%	0.25%	0.91%	0.21%	0.06%
2013	2,565	$16.96	$37.11	$48,970	0.10%	0.25%	1.01%	21.95%	21.77%
2012	2,883	$13.90	$30.47	$45,616	0.10%	0.25%	0.84%	19.95%	19.77%
VIP - Telecommunications
2016	910	$15.66	$15.35	$14,195	0.80%	1.00%	1.36%	21.82%	21.58%
2015	323	$12.85	$12.63	$4,144	0.80%	1.00%	3.30%	1.62%	1.41%
2014	249	$12.65	$12.45	$3,146	0.80%	1.00%	3.28%	2.67%	2.46%
2013	338	$12.32	$12.15	$4,160	0.80%	1.00%	1.49%	20.31%	20.07%
2012	426	$10.24	$10.12	$4,358	0.80%	1.00%	1.63%	19.27%	19.03%
VIP - Telecommunications Investor Class
2016	3,554	$21.06	$39.76	$67,445	0.10%	0.25%	1.42%	22.57%	22.39%
2015	1,327	$17.18	$32.49	$20,431	0.10%	0.25%	2.88%	2.28%	2.13%
2014	965	$16.80	$31.82	$14,160	0.10%	0.25%	3.41%	3.37%	3.25%
2013	1,057	$16.25	$30.82	$15,249	0.10%	0.25%	1.88%	21.15%	20.97%
2012	881	$13.41	$25.48	$10,711	0.10%	0.25%	1.80%	19.87%	19.69%
VIP - Emerging Markets
2016	636	$7.61	$7.48	$4,832	0.80%	1.00%	0.47%	2.41%	2.21%
2015	691	$7.43	$7.32	$5,130	0.80%	1.00%	—	(14.46%)	(14.57%)
VIP - Emerging Markets, Class R (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	924	$8.33	$8.22	$7,683	0.80%	1.00%	0.31%	0.54%	0.34%
2013	1,108	$8.28	$8.19	$9,168	0.80%	1.00%	0.70%	3.12%	2.91%
2012	1,272	$8.03	$7.96	$10,208	0.80%	1.00%	0.89%	13.45%	13.22%

(a)  Fund Closed. See Note 1.
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Emerging Markets Investor Class
2016	3,291	$10.17	$21.14	$30,792	0.10%	0.25%	0.50%	2.96%	2.81%
2015	2,809	$9.87	$20.56	$25,612	0.10%	0.25%	0.29%	(10.17%)	(10.31%)
2014	2,693	$10.99	$22.92	$27,501	0.10%	0.25%	0.29%	1.20%	1.05%
2013	2,658	$10.86	$22.68	$27,030	0.10%	0.25%	0.67%	3.79%	3.64%
2012	2,703	$10.46	$21.89	$27,371	0.10%	0.25%	1.06%	14.03%	13.83%
VIP - Floating Rate High Income
2016	599	$10.62	$10.57	$6,357	0.80%	1.00%	4.78%	8.31%	8.09%
2015	362	$9.81	$9.78	$3,556	0.80%	1.00%	1.40%	(0.89%)	(1.09%)
2014	141	$9.90	$9.88	$1,396	0.80%	1.00%	2.04%	(1.03%)	(1.16%)
VIP - Floating Rate High Income Investor Class
2016	11,699	$10.82	$10.78	$126,335	0.10%	0.25%	4.08%	9.05%	8.89%
2015	9,434	$9.92	$9.90	$93,481	0.10%	0.25%	1.55%	(0.19%)	(0.34%)
2014	6,953	$9.94	$9.93	$69,081	0.10%	0.25%	2.54%	(0.60%)	(0.70%)
UIF - Emerging Markets Equity
2016	3,873	$10.03	$23.57	$58,823	0.10%	1.00%	0.50%	6.63%	5.67%
2015	3,888	$9.41	$22.30	$58,169	0.10%	1.00%	0.46%	(10.78%)	(11.59%)
2014	4,403	$10.54	$25.22	$75,494	0.10%	1.00%	0.38%	(4.58%)	(5.44%)
2013	5,170	$11.05	$26.68	$94,831	0.10%	1.00%	1.18%	(1.12%)	(2.01%)
2012	6,117	$11.18	$27.22	$118,887	0.10%	1.00%	—	19.83%	18.75%
UIF - Emerging Markets Debt
2016	8,069	$12.74	$31.64	$132,122	0.10%	1.00%	5.47%	10.44%	9.45%
2015	8,765	$11.54	$28.91	$130,857	0.10%	1.00%	6.40%	(1.21%)	(2.10%)
2014	10,524	$11.68	$29.53	$159,823	0.10%	1.00%	5.47%	2.82%	1.90%
2013	12,134	$11.36	$28.98	$181,357	0.10%	1.00%	3.95%	(8.84%)	(9.66%)
2012	17,186	$12.46	$32.08	$290,698	0.10%	1.00%	2.76%	17.84%	16.78%
UIF - Global Strategist
2016	1,983	$14.40	$15.53	$28,065	0.10%	1.00%	—	5.47%	4.52%
2015	2,446	$13.65	$14.85	$33,146	0.10%	1.00%	0.94%	(6.49%)	(7.33%)
2014	2,975	$14.60	$16.03	$43,258	0.10%	1.00%	0.84%	2.05%	1.13%
2013	2,705	$14.31	$15.85	$39,365	0.10%	1.00%	0.11%	15.83%	14.79%
2012	2,623	$12.35	$13.81	$33,323	0.10%	1.00%	2.07%	13.73%	12.70%
Invesco - Van Kampen Global Core Equity
2016	1,485	$14.79	$17.55	$21,732	0.10%	1.00%	1.03%	6.71%	5.75%
2015	1,583	$13.86	$16.60	$22,052	0.10%	1.00%	2.13%	(1.52%)	(2.41%)
2014	1,662	$14.08	$17.01	$23,781	0.10%	1.00%	2.03%	0.59%	(0.32%)
2013	1,807	$13.99	$17.06	$25,963	0.10%	1.00%	2.02%	22.38%	21.28%
2012	1,584	$11.44	$14.07	$19,490	0.10%	1.00%	2.46%	13.63%	12.61%
WFAF - Advantage VT Discovery
2016	670	$37.26	$35.96	$24,836	0.80%	1.00%	—	6.78%	6.57%
2015	753	$34.90	$33.74	$26,163	0.80%	1.00%	—	(2.25%)	(2.45%)
2014	835	$35.70	$34.59	$29,659	0.80%	1.00%	—	(0.45%)	(0.65%)
2013	946	$35.86	$34.82	$33,784	0.80%	1.00%	0.01%	42.65%	42.36%
2012	1,058	$25.14	$24.46	$26,490	0.80%	1.00%	—	16.79%	16.55%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFAF - Advantage VT Opportunity
2016	475	$39.31	$37.94	$18,622	0.80%	1.00%	2.04%	11.33%	11.11%
2015	529	$35.31	$34.15	$18,603	0.80%	1.00%	0.06%	(3.86%)	(4.05%)
2014	573	$36.73	$35.59	$20,946	0.80%	1.00%	0.06%	9.54%	9.32%
2013	622	$33.53	$32.56	$20,791	0.80%	1.00%	0.20%	29.63%	29.37%
2012	690	$25.87	$25.17	$17,787	0.80%	1.00%	0.10%	14.59%	14.36%
Lazard - Retirement Emerging Markets
2016	8,248	$10.51	$13.21	$106,380	0.10%	1.00%	1.32%	21.00%	19.91%
2015	8,405	$8.68	$11.01	$90,080	0.10%	1.00%	2.42%	(19.98%)	(20.70%)
2014	9,633	$10.85	$13.89	$130,919	0.10%	1.00%	1.89%	(4.48%)	(5.34%)
2013	10,645	$11.36	$14.67	$153,571	0.10%	1.00%	1.55%	(1.11%)	(2.00%)
2012	11,474	$11.49	$14.97	$171,550	0.10%	1.00%	1.81%	22.22%	21.11%
PVIT - Commodity Real Return
2016	2,784	$6.06	$5.80	$16,797	0.10%	1.00%	1.16%	15.04%	14.00%
2015	2,206	$5.27	$5.09	$11,583	0.10%	1.00%	0.52%	(25.78%)	(26.45%)
2014	1,991	$7.09	$6.92	$14,088	0.10%	1.00%	0.35%	(18.51%)	(19.24%)
2013	2,045	$8.71	$8.57	$17,782	0.10%	1.00%	1.87%	(14.79%)	(15.55%)
2012	1,683	$10.22	$10.15	$17,177	0.10%	1.00%	2.29%	2.06%	1.37	% (d)
PVIT - Low Duration
2016	40,054	$10.99	$10.91	$451,356	0.10%	1.00%	1.49%	1.30%	0.39%
2015	41,303	$10.85	$10.86	$460,077	0.10%	1.00%	1.23%	0.21%	(0.69%)
2014	44,842	$10.82	$10.94	$499,438	0.10%	1.00%	1.13%	0.75%	(0.16%)
2013	48,821	$10.74	$10.96	$540,925	0.10%	1.00%	1.46%	(0.24%)	(1.13%)
2012	51,537	$10.77	$11.08	$574,142	0.10%	1.00%	1.90%	5.75%	4.79%
PVIT - Real Return
2016	16,270	$11.57	$12.04	$198,506	0.10%	1.00%	2.26%	5.09%	4.14%
2015	17,049	$11.01	$11.56	$198,549	0.10%	1.00%	1.69%	(2.80%)	(3.68%)
2014	19,761	$11.33	$12.00	$237,474	0.10%	1.00%	1.41%	2.99%	2.06%
2013	25,157	$11.00	$11.76	$294,496	0.10%	1.00%	1.28%	(9.31%)	(10.13%)
2012	43,972	$12.13	$13.09	$569,998	0.10%	1.00%	1.04%	8.65%	7.66%
PVIT - Total Return
2016	44,558	$11.89	$12.20	$557,708	0.10%	1.00%	2.08%	2.57%	1.65%
2015	44,190	$11.59	$12.00	$540,425	0.10%	1.00%	2.41%	0.35%	(0.56%)
2014	45,866	$11.55	$12.07	$560,201	0.10%	1.00%	2.15%	4.17%	3.24%
2013	57,241	$11.08	$11.69	$671,285	0.10%	1.00%	2.18%	(2.06%)	(2.94%)
2012	73,122	$11.32	$12.04	$877,470	0.10%	1.00%	2.56%	9.48%	8.49%
Blackrock - Global Allocation V.I.
2016	14,407	$12.21	$11.69	$174,892	0.10%	1.00%	1.09%	3.85%	2.92%
2015	16,585	$11.76	$11.36	$194,056	0.10%	1.00%	2.03%	(0.97%)	(1.86%)
2014	16,541	$11.87	$11.58	$195,648	0.10%	1.00%	2.19%	1.86%	0.95%
2013	13,363	$11.65	$11.47	$155,346	0.10%	1.00%	1.53%	14.44%	13.41%
2012	4,498	$10.18	$10.11	$45,762	0.10%	1.00%	2.55%	2.86%	2.26	% (d)
FTVIP - Templeton Global Bond
2016	9,574	$10.96	$10.50	$104,352	0.10%	1.00%	—	2.84%	1.91%
2015	12,193	$10.66	$10.30	$129,380	0.10%	1.00%	4.77%	(4.40%)	(5.26%)
2014	13,903	$11.15	$10.88	$154,500	0.10%	1.00%	4.96%	1.73%	0.81%
2013	11,397	$10.96	$10.79	$124,637	0.10%	1.00%	5.00%	1.53%	0.61%
2012	5,305	$10.80	$10.72	$57,214	0.10%	1.00%	2.54%	7.96%	7.22	% (d)

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
FTVIP - Franklin U.S. Gov't Securities
2016	6,953	$10.34	$9.91	$71,406	0.10%	1.00%	2.54%	0.56%	(0.34%)
2015	5,342	$10.28	$9.94	$54,663	0.10%	1.00%	1.73%	0.37%	(0.53%)
2014	3,884	$10.25	$9.99	$39,653	0.10%	1.00%	2.49%	3.28%	2.35%
2013	2,756	$9.92	$9.76	$27,275	0.10%	1.00%	3.10%	(2.34%)	(3.22%)
2012	4,715	$10.16	$10.09	$47,837	0.10%	1.00%	1.61%	1.08%	0.49	% (d)

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(d)  These portfolios commenced operations on April 30, 2012.

7. Subsequent Events

Effective March 2017, Fidelity Freedom Lifetime Income, a variable immediate income annuity, was closed to new business.

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying Statements of Assets and Liabilities, Statements of Operations, and Statements of Changes in Net Assets present fairly, in all material respects, the financial position of Fidelity VIP Asset Manager – Initial Class, Fidelity VIP Asset Manager – Investor Class, Fidelity VIP Asset Manager: Growth – Initial Class, Fidelity VIP Asset Manager: Growth – Investor Class, Fidelity VIP Balanced – Initial Class, Fidelity VIP Balanced – Investor Class, Fidelity VIP Consumer Discretionary – Initial Class, Fidelity VIP Consumer Discretionary – Investor Class, Fidelity VIP Consumer Staples – Initial Class, Fidelity VIP Consumer Staples – Investor Class, Fidelity VIP Contrafund – Initial Class, Fidelity VIP Contrafund – Investor Class, Fidelity VIP Disciplined Small Cap – Initial Class, Fidelity VIP Disciplined Small Cap – Investor Class, Fidelity VIP Dynamic Capital Appreciation – Initial Class, Fidelity VIP Dynamic Capital Appreciation – Investor Class, Fidelity VIP Emerging Markets – Initial Class, Fidelity VIP Emerging Markets – Investor Class, Fidelity VIP Energy – Initial Class, Fidelity VIP Energy – Investor Class, Fidelity VIP Equity Income – Initial Class, Fidelity VIP Equity Income – Investor Class, Fidelity VIP Financial Services – Initial Class, Fidelity VIP Financial Services – Investor Class, Fidelity VIP Floating Rate High Income – Initial Class, Fidelity VIP Floating Rate High Income – Investor Class, Fidelity VIP Freedom 2005 – Initial Class, Fidelity VIP Freedom 2010 – Initial Class, Fidelity VIP Freedom 2015 – Initial Class, Fidelity VIP Freedom 2020 – Initial Class, Fidelity VIP Freedom 2025 – Initial Class, Fidelity VIP Freedom 2030 – Initial Class, Fidelity VIP Freedom Income – Initial Class, Fidelity VIP Freedom Income – Investor Class, Fidelity VIP Freedom Lifetime Inc I – Investor Class, Fidelity VIP Freedom Lifetime Inc II – Investor Class, Fidelity VIP Freedom Lifetime Inc III – Investor Class, Fidelity VIP FundsManager 20% – Investor Class, Fidelity VIP FundsManager 50% – Investor Class, Fidelity VIP FundsManager 60% – Investor Class, Fidelity VIP FundsManager 70% – Investor Class, Fidelity VIP FundsManager 85% – Investor Class, Fidelity VIP Government Money Market – Initial Class, Fidelity VIP Government Money Market – Investor Class, Fidelity VIP Growth – Initial Class, Fidelity VIP Growth – Investor Class, Fidelity VIP Growth & Income – Initial Class, Fidelity VIP Growth & Income – Investor Class, Fidelity VIP Growth Opportunities – Initial Class, Fidelity VIP Growth Opportunities – Investor Class, Fidelity VIP Health Care – Initial Class, Fidelity VIP Health Care – Investor Class, Fidelity VIP High Income – Initial Class, Fidelity VIP High Income – Investor Class, Fidelity VIP Index 500 – Initial Class, Fidelity VIP Industrials – Initial Class, Fidelity VIP Industrials – Investor Class, Fidelity VIP International Capital Appreciation – Initial Class, Fidelity VIP International Capital Appreciation – Investor Class, Fidelity VIP Investment Grade Bond – Initial Class, Fidelity VIP Investment Grade Bond – Investor Class, Fidelity VIP Investor Freedom 2005 , Fidelity VIP Investor Freedom 2010, Fidelity VIP Investor Freedom 2015, Fidelity VIP Investor Freedom 2020, Fidelity VIP Investor Freedom 2025, Fidelity VIP Investor Freedom 2030, Fidelity VIP Materials – Initial Class, Fidelity VIP Materials – Investor Class, Fidelity VIP Mid Cap – Initial Class, Fidelity VIP Mid Cap – Investor Class, Fidelity VIP Overseas – Initial Class, Fidelity VIP Overseas – Investor Class, Fidelity VIP Real Estate – Initial Class, Fidelity VIP Real Estate – Investor Class, Fidelity VIP Strategic Income – Initial Class, Fidelity VIP Strategic Income – Investor Class, Fidelity VIP Technology – Initial Class, Fidelity VIP Technology – Investor Class, Fidelity VIP Telecommunications – Initial Class, Fidelity VIP Telecommunications – Investor Class, Fidelity VIP Utilities – Initial Class, Fidelity VIP Utilities – Investor Class, Fidelity VIP Value – Initial Class, Fidelity VIP Value – Investor Class, Fidelity VIP Value Strategies – Initial Class, Fidelity VIP Value Strategies – Investor Class, Blackrock Global Allocation V.I. Fund – Class I, Franklin U.S. Government Securities VIP Fund – Class 2, Invesco V.I. Global Core Equity Fund – Series I, Lazard Retirement Emerging Markets Equity Portfolio – Investor, Universal Institutional Funds Emerging Markets Debt Portfolio – Class I, Universal Institutional Funds Emerging Markets Equity Portfolio – Class I, Universal Institutional Funds Global Strategist Portfolio – Class II, PIMCO CommodityRealReturn Strategy Portfolio – Administrative, PIMCO Low Duration Portfolio – Administrative, PIMCO Real Return Portfolio – Administrative, PIMCO Total Return Portfolio – Administrative, Templeton Global Bond VIP Fund – Class 2, Wells Fargo VT Discovery Fund – Class 2, and Wells Fargo VT Opportunity Fund – Class 2 (constituting the Fidelity Investment Variable Annuity Account I sub-accounts, hereafter referred to as the "sub-accounts") as of December 31, 2016, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the Transfer Agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 25, 2017

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.NRR/FIA-ANN-0217

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2016, 2015 and 2014

TABLE OF CONTENTS	PAGE(S)
Independent Auditor’s Report	1-2
Consolidated Balance Sheets	3
Consolidated Statements of Comprehensive Income	4
Consolidated Statements of Stockholder’s Equity	5
Consolidated Statements of Cash Flows	6
Notes to Consolidated Financial Statements	7 - 29

Report of Independent Auditors

To the Board of Directors of

Fidelity Investments Life Insurance Company:

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company, which comprise the consolidated balance sheets as of December 31, 2016 and December 31, 2015, the related consolidated statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2016.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits.  We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements.  The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error.  In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control.  Accordingly, we express no such opinion.  An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.  We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

1

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company as of December 31, 2016 and December 31, 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 25, 2017

2

FIDELITY INVESTMENTS LIFE INSURANCE  COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED BALANCE SHEETS

(in thousands, except share data)

	December 31,
	2016	2015
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $998,450 in 2016 and $880,179 in 2015)	$996,025	$873,312
Other investment	1,226	1,665
Policy loans	1,489	1,632

Total investments	998,740	876,609

Cash and cash equivalents	126,281	106,905
Restricted cash and cash equivalents	6,151	2,263
Accrued investment income	8,113	6,816
Deferred policy acquisition costs	70,089	69,665
Reinsurance deposit and receivables	1,095,700	1,207,525
Other assets	15,955	15,857
Net deferred tax asset	77,809	81,165
Income taxes receivable	7,304	—
Separate account assets	27,186,998	26,175,983

Total assets	29,593,140	28,542,788

LIABILITIES
Future contract and policy benefits	748,077	772,375
Contract holder deposit funds	687,838	708,370
Other liabilities and accrued expenses	41,402	32,778
Income taxes payable	—	5,715
Payable to parent and affiliates, net	10,379	11,096
Separate account liabilities	27,186,998	26,175,983

Total liabilities	28,674,694	27,706,317

Commitments and contingencies (Note 12)

STOCKHOLDER’S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	71,378	71,378
Accumulated other comprehensive income	(1,566)	(4,683)
Retained earnings	845,517	766,616
Total Fidelity Investments Life Insurance Company Stockholder’s Equity	918,329	836,311
Noncontrolling interest	117	160

Total stockholder’s equity	918,446	836,471

Total liabilities and stockholder’s equity	$29,593,140	$28,542,788

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2016	2015	2014

Revenues:
Fees charged to contract holders	$110,644	$116,704	$116,191
Net investment income	23,834	20,620	18,561
Interest on reinsurance deposit	27,869	30,458	32,394
Fund administration fees (1)	54,415	58,116	52,828
Premiums, net	6,734	10,104	9,394
Gain from reinsurance recapture	9,672	—	—
Net realized investment gains (losses):
Other than temporary losses on debt securities	—	(223)	—
Net realized investment gains on sales	1,991	899	5,406
Total net realized investment gains	1,991	676	5,406

Total revenues	235,159	236,678	234,774

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	73,456	71,270	69,383
Contract and policy benefits and expenses	60,540	52,370	53,524
Other expenses	8,151	24,067	20,502

Total benefits and expenses	142,147	147,707	143,409

Income before income taxes	93,012	88,971	91,365

Income tax expense	14,927	20,641	22,534

Net income	78,085	68,330	68,831
Less: Net loss attributable to noncontrolling interest	(816)	(491)	(333)
Net income attributable to Fidelity Investments Life Insurance Company	$78,901	$68,821	$69,164

Net income	$78,085	$68,330	$68,831
Other comprehensive income (loss), before tax:
Unrealized gains (losses) on securities:
Net unrealized holding gains (losses) during the period	6,816	(12,636)	6,675
Reclassification adjustment for net realized gains included in net income	(1,991)	(676)	(5,406)
(Provision) benefit for income taxes related to items of other comprehensive income (loss)	(1,708)	4,681	(450)

Other comprehensive income (loss), net of tax	3,117	(8,631)	819
Comprehensive income	81,202	59,699	69,650
Less: Comprehensive loss attributable to noncontrolling interest	(816)	(491)	(333)
Comprehensive income attributable to Fidelity Investments Life Insurance Company	$82,018	$60,190	$69,983

(1) Includes affiliated company transactions (Note 9)

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2016, 2015 and 2014

			Accumulated
		Additional	Other			Total
	Common	Paid-In	Comprehensive	Retained	Noncontrolling	Stockholder’s
	Stock	Capital	Income	Earnings	Interest	Equity

Balance at December 31, 2013	$3,000	$69,582	$3,129	$628,631	$—	$704,342

Comprehensive income:
Capital contribution	—	1,796	—	—	197	1,993
Other contributions	—	—	—	—	317	317
Net Income (loss)	—	—	—	69,164	(333)	68,831
Other comprehensive income	—	—	819	—	—	819

Balance at December 31, 2014	$3,000	$71,378	$3,948	$697,795	$181	$776,302

Comprehensive income:
Other contributions	—	—	—	—	470	470
Net Income (loss)	—	—	—	68,821	(491)	68,330
Other comprehensive income	—	—	(8,631)	—	—	(8,631)

Balance at December 31, 2015	$3,000	$71,378	$(4,683)	$766,616	$160	$836,471

Comprehensive income:
Other contributions	—	—	—	—	773	773
Net Income (loss)	—	—	—	78,901	(816)	78,085
Other comprehensive income	—	—	3,117	—	—	3,117

Balance at December 31, 2016	$3,000	$71,378	$(1,566)	$845,517	$117	$918,446

The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2016	2015	2014
Cash flows provided by (used for) operating activities:
Net income	$78,085	$68,330	$68,831
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from reinsurance recapture	55,397	—	—
Gain from reinsurance recapture	(9,672)	—	—
Amortization and depreciation	2,476	2,364	1,998
Net realized investment gains	(1,991)	(676)	(5,406)
Provision (benefit) for deferred taxes	1,648	(3,827)	(2,979)
Equity loss from investee company	8,151	4,903	3,308
Changes in assets and liabilities:
Accrued investment income	(1,297)	(1,920)	411
Deferred policy acquisition costs, net of amortization	(580)	(1,074)	(1,774)
Future contract and policy benefits, net	91,414	84,207	82,489
Reinsurance deposit and receivables	66,100	70,413	77,104
Payable to parent and affiliates, net	(717)	802	1,560
Restricted cash and cash equivalents	(3,888)	(2,263)	—
Income taxes	(13,019)	13,019	1,713
Other assets and other liabilities, net	8,535	3,385	(8,232)

Net cash provided by operating activities	280,642	237,663	219,023

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(755,731)	(517,643)	(625,686)
Proceeds from sale of equity securities	—	—	55
Proceeds from sales of debt securities	622,471	429,360	535,569
Proceeds from maturities and calls of debt securities	15,052	12,077	17,495
Investment in investee company	(6,078)	(4,117)	(2,851)
Accrued contributions in investee company	(872)	(114)	—
Investment trades payable (receivable)	(5)	(2,947)	115
Purchase of fixed assets	(2)	(26)	—
Change in policy loans	143	(389)	(119)

Net cash (used for) provided by investing activities	(125,022)	(83,799)	(75,422)

Cash flows provided by (used for) financing activities:
Deposits credited to fixed annuity contracts	1,395,208	2,007,444	2,049,348
Net transfers from/ (to) separate accounts	439,317	(385,113)	(528,858)
Withdrawals from variable annuity contracts	(1,889,399)	(1,678,377)	(1,561,544)
Withdrawals from fixed annuity contracts	(81,370)	(86,737)	(92,629)

Net cash used for financing activities	(136,244)	(142,783)	(133,683)

Net increase in cash and cash equivalents	19,376	11,081	9,918

Cash and cash equivalents:
Beginning of year	106,905	95,824	85,906
End of year	$126,281	$106,905	$95,824

Supplemental disclosure of cash flow information for non-cash transactions
Charitable donation of debt securities	—	(19,164)	(17,195)
Capital contribution from parent	$—	$—	$1,796

The accompanying notes are an integral part of the consolidated financial statements

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

1.    ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the “Company”).  In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”).  FILI is a wholly-owned subsidiary of FMR LLC.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia.  Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company.  Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company.  Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company.  The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product funds (Investor Class), the Universal Institutional funds, the Wells Fargo Advantage Variable Trust funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds.  The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc. Separate account assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value.  Fair values for debt and equity securities are obtained from independent pricing sources.  For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis.  The amount of other than temporary impairments (“OTTI”) related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investments (continued)

Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer.  Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes.  The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method.  Such amortization is included in investment income.  Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values.  Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security.  When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis.  Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received.  Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents.  Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $120,630 and $103,134 at December 31, 2016, and 2015, respectively. The Company reclassifies cash overdrafts to other liabilities and accrued expenses. Cash overdrafts were $14,789 and $10,847 at December 31, 2016, and 2015, respectively.

Other Investment

Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting.  In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investee earnings and losses in Other Expenses in the Consolidated Statements of Comprehensive Income.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of such underlying mutual fund portfolios.  Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which comprise mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders.  Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product.  Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets.  Premiums for term life insurance products are recognized as revenues over the

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Revenue Recognition (continued)

premium-paying period.  Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 — Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products.  Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.  Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.

The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded to DAC amortization and, if necessary, a premium deficiency reserve is established.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits.  Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies.  As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded.  The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations.  The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred.  The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 9 — Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting.  These deferred policy acquisition costs (“DAC”) are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products in proportion to gross profits.

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs (continued)

The amortization process requires the use of various assumptions, estimates and judgments about the future.  The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders).  These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future.  Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances.  See Note 10 — Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances.  The Company assumes a long-term return of 7.5% before fund expenses and other charges.  The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years.  The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond.  The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance for DAC on internal replacements of insurance and investment contracts.  An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract.  Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract.  Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off.  Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract.  Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off.  There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2016, 2015, or 2014.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization.  Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from three years to ten years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI.  Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis.  Tax benefits are credited with

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Income Taxes (continued)

respect to taxable losses to the extent such losses are utilized by the consolidated group.  Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes.  Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained by the tax authorities.

Adoption of New Accounting Pronouncements

In April 2014, the FASB issued new guidance that clarified the scope of what should be reported as discontinued operations and provided for new disclosure requirements.   The Company adopted this guidance effective January 1, 2015.  The adoption of this guidance did not have an impact on the consolidated financial statements.

Future Adoption of Accounting Pronouncements

In January 2017, the FASB issued new guidance which simplifies subsequent measurement of goodwill by eliminating step 2 from the goodwill impairment test. Under the new guidance, an entity should perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the impairment charge should not exceed the goodwill allocated to that reporting unit. This guidance will be effective for the Company beginning January 1, 2020, with early adoption permitted.

In August 2016, the FASB issued new guidance that eliminates diversity in practice related to the classification of certain cash receipts and payments. The new guidance clarifies the appropriate cash flow statement classification for these items, including the allocation of components of these cash receipts and payments among operating, investing and financing activities. This guidance will be effective for the Company beginning January 1, 2018.  Additionally, in November 2016, the FASB issued new guidance on the classification of restricted cash in the statement of cash flows.  This guidance will be effective for the Company beginning January 1, 2018.  The Company is currently evaluating the impact these amendments will have on the consolidated financial statements.

In June 2016, the FASB issued new guidance that replaces the current incurred loss impairment model for financial instruments with a methodology that reflects expected credit losses.  The new guidance requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. Additionally, the new guidance creates a new model for determining credit losses on available-for-sale debt securities that does not include the concept of other-than-temporary impairments. Under the new guidance, credit losses will be recorded as an allowance as opposed to a direct write-off of the value of the security. This guidance will be effective for the Company beginning January 1, 2020. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

In February 2016, the FASB issued new guidance on accounting for leases.  This guidance requires a lessee to account for leases as finance or operating leases.  Both types of leases will result in the lessee recognizing a right-of-use asset and a corresponding lease liability on its balance sheet, with differing methodologies for income statement recognition.  The new guidance will be effective for the Company beginning January 1, 2019, with early adoption permitted. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Adoption of Accounting Pronouncements (continued)

In January 2016, the FASB issued new guidance on the recognition and measurement of financial assets and financial liabilities. The guidance amends existing GAAP related to the classification and measurement of equity investments and improves the presentation of changes in fair value for financial liabilities accounted for pursuant to the fair value option. The guidance also improves existing disclosure requirements associated with the fair value of financial instruments. The guidance will be effective for the Company beginning January 1, 2018.  The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

In May 2014, the FASB issued new guidance on revenue recognition, which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The guidance will be effective for the Company beginning January 1, 2018.  The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3.     GUARANTEED BENEFITS:

The Company establishes a liability for variable annuity contracts that contain death or other insurance benefit guarantees.  Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits that settle only upon an insurable event, such as death, or are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature.  The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount.  Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals.  For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals.  The optional rider is no longer offered to new customers, effective January 1, 2003.  If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.  The Company’s current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2016	2015

Beginning Balance	$6,247	$6,657
Unlocking of benefit ratio	(1,225)	(1,022)
Interest on reserve	339	401
Claims paid	(1,512)	(1,814)
Accrual of benefit ratio	1,807	2,025
Ending Balance	$5,656	$6,247

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

The reinsurance recoverables associated with the GMDB were $5,640 and $6,208 at December 31, 2016 and 2015, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

•                  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•                  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% to 11.5% depending on the underlying fund type.

•                  The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•                  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•                  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.

•                  The base lapse rate assumption varies from 5.0% to 7.5%, depending on policy duration. The partial withdrawal assumption is 2% for all policy durations.

•                  The annual lapse rate for anticipated internal replacements is 2.5%.

•                  The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2016, and 2015.  The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2016	2015

Net deposits paid
Account value	$4,395,822	$4,549,493
Net amount at risk	$121,989	$135,276
Average attained age of contract holders	67	66
Ratchet (highest historical account value at specified anniversary dates)
Account value	$237,234	$245,063
Net amount at risk	$21,009	$28,375
Average attained age of contract holders	71	70

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature.  The GMWB feature provides annuity contract holders with income payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary.  If the contract value is below the withdrawal value, the withdrawal value will not change.

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Withdrawal Benefits (continued)

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2016	2015

Beginning Balance	$2,794	$2,869
Unlocking of benefit ratio	(659)	(510)
Interest on reserve	111	119
Accrual of benefit ratio	218	316
Ending Balance	$2,464	$2,794

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions.  Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009.  Effective March 31, 2009, the GMWB product is closed to new business.  Consequently, the aforementioned reinsurance agreement terminated for new business effective March 31, 2009.

The reinsurance recoverables associated with the GMWB were $2,381 and $2,702 at December 31, 2016, and 2015, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•                  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•                  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.

•                  The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•                  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•                  Separate benefit ratios were calculated for single life and joint life policies.

•                  For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 10 ½ years from issue and age 59 ½.

•                  The mortality assumption is the Annuity 2000 Mortality Table.

•                  The lapse rate assumption is 5%, with dynamic lapse reduction for contracts in the money.

•                  The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2016 and 2015:

	Years Ended December 31,
	2016	2015

Account value	$1,841,631	$1,992,988
GMWB value	$1,979,642	$2,136,733
Average attained age of contract holders	74	73

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.     INVESTMENTS:

The sources of net investment income were as follows:

	Years Ended December 31,
	2016	2015	2014

Debt securities	$26,167	$22,961	$21,003
Cash and cash equivalents	170	23	15
Other income	95	79	69
Total investment income	26,432	23,063	21,087
Less: investment expenses	2,598	2,443	2,526
Net investment income	$23,834	$20,620	$18,561

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2016	2015	2014

Debt securities:
Gross realized gains	$6,109	$3,944	$7,090
Gross realized losses	(4,118)	(3,045)	(1,689)
Equity securities:
Gross realized gains	—	—	5
Total realized investment gains	$1,991	$899	$5,406

Realized investment losses as a result of other-than-temporary impairments in the value of investments were $0, $223, and $0 in 2016, 2015, and 2014, respectively.  The Company had no debt securities that were non-income producing for 2016 and 2015, respectively.  There was no interest foregone by non-income producing securities for 2016, 2015 and 2014, respectively.

Net unrealized investment gains on debt and equity securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	Years Ended December 31,
	2016	2015

Debt securities	$(2,425)	$(7,407)
DAC	13	169
Deferred income tax expense (benefit)	846	2,555
	$(1,566)	$(4,683)

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2016, were as follows:

	2016
	Less than twelve months			Twelve months or more			Total
		Gross			Gross			Gross
	Estimated	Unrealized	Number of	Estimated	Unrealized	Number of	Estimated	Unrealized	Number of
	Fair Value	Losses	Securities	Fair Value	Losses	Securities	Fair Value	Losses	Securities
	(in thousands)
Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	$207,684	$(5,393)	7	$—	$—	0	$207,684	$(5,393)	7
Corporate debt securities	248,581	(3,541)	225	7,058	(55)	11	255,639	(3,596)	236
Mortgage and asset backed securities	8,804	(86)	7	5,208	(197)	13	14,012	(283)	20
Total	$465,069	$(9,020)	239	$12,266	$(252)	24	$477,335	$(9,272)	263

Below Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	$—	$—	0	$—	$—	0	$—	$—	0
Corporate debt securities	22,806	(316)	55	8,258	(236)	29	31,064	(552)	84
Mortgage and asset backed securities	—	—	0	—	—	0	—	—	0
Total	$22,806	$(316)	55	$8,258	$(236)	29	$31,064	$(552)	84

Debt securities that have been in a continuous unrealized loss position as of December 31, 2015, were as follows:

	2015
	Less than twelve months			Twelve months or more			Total
		Gross			Gross			Gross
	Estimated	Unrealized	Number of	Estimated	Unrealized	Number of	Estimated Fair	Unrealized	Number of
	Fair Value	Losses	Securities	Fair Value	Losses	Securities	Value	Losses	Securities
	(in thousands)
Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	$125,535	$(782)	9	$—	$—	0	$125,535	$(782)	9
Corporate debt securities	286,108	(4,727)	253	34,807	(2,001)	40	320,915	(6,727)	293
Mortgage and asset backed securities	19,609	(212)	22	9,286	(709)	25	28,895	(922)	47
Total	$431,252	$(5,720)	284	$44,094	$(2,710)	65	$475,345	$(8,430)	349

Below Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	$—	$—	0	$—	$—	0	$—	$—	0
Corporate debt securities	42,614	(2,493)	141	12,985	(1,330)	36	55,599	(3,823)	177
Mortgage and asset backed securities	—	—	0	—	—	0	—	—	0
Total	$42,614	$(2,493)	141	$12,985	$(1,330)	36	$55,599	$(3,823)	177

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

The Company evaluates declines in fair values below cost for its investments.  Based on the Company’s review of the issuers’ continued compliance with the securities’ obligations in accordance with their contractual terms, management’s intent  was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2016, and 2015.  The majority of the securities are investment grade debt securities with average fair values of 98% of amortized cost at December 31, 2016.  The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date.  Investments in below investment grade securities comprised approximately 6% of the total portfolio as of December 31, 2016.  Unrealized losses on below investment grade securities were driven principally by changes in market yields.

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2016, were as follows:

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury and U.S. Government agency securities	$254,112	$209	$(5,596)	$—	$248,725
Corporate and other debt securities	723,859	7,165	(3,964)	—	$727,060
Mortgage and asset backed securities	20,479	25	(264)	—	20,240

Total debt securities	$998,450	$7,399	$(9,824)	$—	$996,025

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2015, were as follows:

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$129,201	$27	$(782)	$—	$128,446
Corporate and other debt securities	717,049	4,816	(10,550)	—	711,315
Mortgage and asset backed securities	34,469	3	(921)	—	33,551

Total debt securities	$880,719	$4,846	$(12,253)	$—	$873,312

During 2016 and 2015, the Company recorded no OTTI for the portion of noncredit related losses in other comprehensive income.

The amortized cost and fair value of debt securities at December 31, 2016, by contractual maturity are shown below.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$34,831	$34,867
Due after 1 year through 5 years	563,798	564,453
Due after 5 years through 10 years	348,256	345,739
Due after 10 years	31,086	30,725
Mortgage and asset backed securities	20,479	20,241

	$998,450	$996,025

At December 31, 2016, and 2015, there were no contractual investment commitments.  There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2016, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,658 and $2,683 respectively.  At December 31, 2015, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,643 and $2,666 respectively.

In 2015 and 2014, the Company donated certain appreciated debt securities to an affiliated, qualified charitable organization which was recorded as an aggregate write-in for deductions in the amount of $19,164 and $17,195 respectively. The Company did not make any such donations in 2016.

5.  VARIABLE INTEREST ENTITIES:

Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796.   Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code.  IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.

Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021.  Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement.  LRCH ultimately funds the qualified facility through a 60% membership interest agreement.    These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements.  The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company incurred funding payments of $6,078 and $4,117, respectively for the years ended December 31, 2016, and 2015, respectively.

FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits.  FMR LLC will continue to provide such guarantees subsequent to its contribution of Feedstock to the Company.

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5.  VARIABLE INTEREST ENTITIES (CONTINUED):

Feedstock and LRCH are deemed to be variable interest entities (“VIEs”).   A VIE is an entity that either (1) has equity investors that lack controlling financial interest or (2) does not have sufficient equity to finance its own activities without financial support provided by another entity.  If the Company determines that it is the VIE’s “primary beneficiary,” it consolidates the VIE.  The primary beneficiary has the power to direct the activities of a VIE that impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the VIE that could be potentially significant to the VIE.

The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs.  The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits. Accordingly, the Company consolidates Feedstock and LRCH.   The consolidated balances include restricted cash of $6,151 and $2,263 as of December 31, 2016 and 2015, respectively.  These balances are restricted for withdrawal or use under the terms of certain contractual agreements and are recorded in restricted cash and cash equivalents in the Consolidated Balance Sheets.

The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2016, and 2015 and for the years ended December 31, 2016, and 2015.

	December 31,
	2016	2015

Total Assets	$900	$440
Total Liabilities	783	280
Non controlling equity interest	$117	$160

	Years Ended December 31,
	2016	2015

Total Revenues	$—	$—
Total Expenses	(816)	(491)
Net Loss	(816)	(491)
Income tax expense	—	—
Net Loss	(816)	(491)
Less: net loss attributable to non controlling interest	(816)	(491)
Net income attributable to Fidelity Investments Life Insurance Company	$—	$—

Non-controlling interest represents ownership interests in LRCH that is not attributable to the Company.

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.     FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy.  The Company carries the following financial instruments at fair value in the Company’s financial statements:  debt securities, cash equivalents such as money market funds, and separate account assets.  The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3).  If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement.  Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability.  The three levels are described below:

•                  Level 1 — Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•                  Level 2 — Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•                  Level 3 — Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement.  These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds.  Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.     FAIR VALUE MEASUREMENTS (CONTINUED):

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2016
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S Government Agency securities	$248,521	$204	$—	$248,725
Corporate and other debt securities	—	727,060	—	727,060
Mortgage and asset backed securities	—	20,240	—	20,240
Total available-for-sale debt securities	248,521	747,504	—	996,025
Cash equivalents	120,630	—	—	120,630
Subtotal excluding separate account assets	369,151	747,504	—	1,116,655
Separate account assets	27,186,998	—	—	27,186,998
Total	$27,556,149	$747,504	$—	$28,303,653

	December 31, 2015
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value

Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S Government Agency securities	$128,232	$214	$—	$128,446
Corporate and other debt securities	—	711,315	—	711,315
Mortgage and asset backed securities	—	33,551	—	33,551
Total available-for-sale debt securities	128,232	745,080	—	873,312
Cash equivalents	103,134	—	—	103,134
Subtotal excluding separate account assets	231,366	745,080	—	976,446
Separate account assets	26,175,983	—	—	26,175,983
Total	$26,407,349	$745,080	$—	$27,152,429

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.     FAIR VALUE MEASUREMENTS (CONTINUED):

The Company determined that U.S. Treasury securities trade in active markets and are valued using quoted market prices. Accordingly, the Company reclassified U.S. Treasury securities from Level 2 to Level 1 as of December 31, 2016. The Company reclassified the 2015 balances to conform to current year presentation. There were no Level 3 assets held by the Company during 2016 or 2015.  There were no transfers into or out of Level 3 during 2016 or 2015.

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.  The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2016		December 31, 2015
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:
Other investment	$1,226	$1,226	$1,665	$1,665
Policy loans	1,489	1,489	1,632	1,632
Reinsurance deposit and receivables	1,095,700	1,180,013	1,207,525	1,302,370

	$1,098,415	$1,182,728	$1,210,822	$1,305,667

Financial Liabilities:
Contract holder deposit funds	$687,838	$773,171	$708,370	$802,937

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Other Investment

Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value.  These loans are an integral part of the insurance products and have no maturity dates.  Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.     FAIR VALUE MEASUREMENTS (CONTINUED):

Contract Holder Deposit Funds

Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract.  The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

7.     INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2016	2015	2014
Current:
Federal	$12,997	$23,980	$25,097
State	282	489	416
	$13,279	$24,469	$25,513
Deferred:
Federal	$1,290	$(3,765)	$(2,820)
State	358	(63)	(159)
	$1,648	$(3,828)	$(2,979)

Provision for income taxes	$14,927	$20,641	$22,534

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Life insurance corporations in New York remain subject to a franchise tax.  However, for tax years beginning on or after January 1, 2003, in no event may the franchise          tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future.  State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

Significant components of the Company’s net deferred tax asset were as follows:

	Years Ended December 31,
	2016	2015
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$32,620	$35,289
Contract holder reserves	33,688	25,596
Deferred revenue	6,430	8,856
Unrealized gains on available-for-sale securities	851	2,766
Deferred compensation and retirement benefit plans	1,962	2,793
Other, net	2,258	5,865
Net deferred tax asset	$77,809	$81,165

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7.     INCOME TAXES (CONTINUED):

Management believes that the Company’s future income will be sufficient to realize the net deferred tax asset as of December 31, 2016 and 2015, respectively.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2016	2015	2014

Tax provision at U.S. Federal statutory rate	$32,554	$31,140	$32,095
Dividends received deduction	(8,914)	(7,168)	(7,113)
IRC 45 tax credit	(7,011)	(4,265)	(2,861)
Other, net	(1,702)	934	413
	$14,927	$20,641	$22,534

FILI paid net federal and state income taxes of $26,387, $11,450, and $23,800 in 2016, 2015, and 2014, respectively.

The Company recognizes uncertain tax provisions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than-not recognition threshold for all tax uncertainties.

The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States.  The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2013.  The Company is not currently under examination for the income tax filings in any other jurisdictions.  The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows.  Therefore, no reserves for uncertain tax positions have been recorded.

In February 2017, an affiliate received notification from the Internal Revenue Service (“IRS”) that challenged its eligibility to claim certain tax credits. This may result in an increase in the liability for uncertain tax positions within the next 12 months (see note 13 — Subsequent Events for further discussion of this).

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service (“IRS”) announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction (“DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions.  Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations.  As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.  Management believes that it is highly likely that any such regulations would apply prospectively only.  The Company has recorded benefits of $8,914, $7,168, and $7,113 during 2016, 2015 and 2014, respectively, related to the separate account DRD.

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8.     STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities.  Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company did not pay any dividends in 2016, 2015 or 2014.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules.  The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions.  The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2016	2015	2014
FILI
Statutory net income	$82,424	$62,269	$65,973
Statutory surplus	$830,023	$750,892	$685,814

EFILI
Statutory net income	$11,620	$4,421	$5,025
Statutory surplus	$79,140	$76,851	$72,498

9. AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company, Inc. and Fidelity Distributors Corporation, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity variable insurance product funds.  The Company earned fees of $34,191, $37,987 and $33,770 in 2016, 2015 and 2014, respectively, under these agreements.  These fees are included in fund administration fees in the Consolidated Statements of Comprehensive Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc., all of which are wholly-owned subsidiaries of FMR LLC.  FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year.  EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts.  The Company pays FIA 37.5% of term life insurance first-year premiums.  The Company compensated FIA in the amount of $28,381, $30,092, and $28,928 in 2016, 2015 and 2014, respectively.

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

9. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions.  The Company was reimbursed $19,569, $20,128, and $21,941 in 2016, 2015 and 2014, respectively, for such services.  The reimbursements are accounted for as a direct reduction of the Company’s expenses.  The Company entered into agreements with Fidelity Institutional Asset Management Trust Company (“FIAM”), formerly Pyramis Global Advisors Trust Company to provide investment and managerial advice.  The Company incurred charges of $1,754, $1,543, and $1,328 in 2016, 2015 and 2014, respectively, for such services.

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company.  The Company incurred charges from FMR LLC and its subsidiaries of $32,706, $31,036, and $30,856 in 2016, 2015 and 2014, respectively, for such services.  Intercompany balances with FMR LLC and its subsidiaries are settled within 30 days.

FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees.  Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan.  FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost.  The costs charged to the Company were $1,537, $1,517, and $1,535 in 2016, 2015 and 2014, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.   All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees.  The aggregate expenses related to these plans charged to the Company were $4,050, $4,854, and $5,274 in 2016, 2015 and 2014, respectively.

The Company participates in FMR LLC’s Retiree Health Reimbursement Plan (“RHRP”), a defined benefit health reimbursement arrangement covering eligible employees.  In 2016, 2015 and 2014, FMR LLC accrued a benefit under the RHRP based on an award of three thousand dollars for each eligible full-time employee and one thousand five hundred dollars for each eligible part-time employee, subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHRP are at the discretion of FMR LLC.  The Company is allocated expense from FMR LLC associated with the actuarially-derived annual cost of providing these benefits to the Company’s employees. For the years ended December 31, 2016, 2015, and 2014, compensation expense related to the RHRP was $219, $301 and $278, respectively.

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

10.     UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2016	2015	2014
Underwriting, acquisition and insurance expenses:
Commissions, gross	$28,381	$30,092	$28,928
Compensation and benefits	15,003	15,342	15,886
Capitalization of deferred policy acquisition costs	(3,765)	(5,394)	(5,705)
Amortization of deferred policy acquisition costs	3,185	4,320	3,931
Rent expenses	1,389	1,432	1,333
Taxes, licenses and fees	2,182	1,704	2,541
General insurance expenses	27,081	23,774	22,469

Total underwriting, acquisition and insurance expenses	$73,456	$71,270	$69,383

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience.  In 2016, 2015 and 2014, the Company decreased amortization by $1,815, $1,618, and $1,919 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions.  This adjustment has been reflected in amortization expense.

11.     REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008.  The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008.  The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed.  The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001.  The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued on or after January 1, 2009.  The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into coinsurance agreements for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity were discontinued in May 2008. The Company is subject to concentration of risk with respect to this reinsurance agreement. The receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.3% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company entered into 100% coinsurance agreements for its fixed guaranteed income annuity product. Sales of this product were discontinued in May 2008. The receivable has been accounted for as a deposit asset and was recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies has been accounted for as a deposit liability and recorded in contract holder deposit funds. Under the reinsurance agreements, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts has been recognized over the lives of the underlying contracts. Effective May 1, 2016, the Company recaptured its 100% coinsurance agreement with Genworth Life Insurance Company of New York (“GLICNY”) that reinsured a fixed guaranteed income annuity

27

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.     REINSURANCE (CONTINUED):

product. Pursuant to the recapture agreement, the Company received approximately $55,397 in cash consideration which was partially offset by the recaptured policy and contract reserves of $45,725. The Company recognized a one-time gain of approximately $9,672, before-tax, as the difference between the proceeds received and the recaptured reserves. As a result of loss recognition testing, the Company recognized premium deficiency reserves as a charge to the Consolidated Statements of Comprehensive Income of $11,445, $0, and $0 for the years ended December 31, 2016, 2015, and 2014, respectively.

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	Years Ended December 31,
	2016	2015
Reinsurance deposits and receivables:
Genworth Life Insurance Company and Genworth Life
Insurance Company of New York	$555,636	$644,161
Principal Life Insurance Company	481,605	502,378

Reinsurance deposits and receivables	$1,037,241	$1,146,539

Contract holder deposit funds and future contract and policy benefits	$1,051,441	$1,161,964

Interest on reinsurance deposit	$27,548	$30,103

Contract and policy benefits and expenses	$22,998	$25,545

The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account and those with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of these reinsurers.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2016	2015	2014

Direct life premiums	$14,513	$14,804	$15,038
Reinsurance ceded, net of ceding expense allowance	(7,779)	(4,700)	(5,644)
Net premiums	$6,734	$10,104	$9,394

Direct contract and policy benefits	$131,579	$126,942	$129,826
Reinsurance ceded, net of reinsurance premiums	(71,039)	(74,572)	(76,302)
Net contract and policy benefits	$60,540	$52,370	$53,524

28

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

12.     COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters.  Those actions are considered by the Company in estimating policy reserves and other liabilities.  The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants.  The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

13.     SUBSEQUENT EVENTS:

Effective February 2017, an affiliate received notification from the Internal Revenue Service (“IRS”) that challenged its eligibility to claim certain tax credits under IRC 45 for tax years 2012 and 2013.  Accordingly, the Company expects that its liability for unrecognized tax benefits will increase in the next 12 months by approximately $13,000.  The Company believes that the ultimate resolution of this issue will not result in a material impact to its consolidated financial statements but could impact the Company’s effective tax rate in a future period.

The Company has evaluated subsequent events from the balance sheet date through April 25, 2017 and did not identify any other events that would require adjustments to, or disclosure in, the consolidated financial statements.

29

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

Statements of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2016.

Statements of Operations for Fidelity Investments Variable Annuity Account I for Year Ended December 31, 2016.

Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2016 and 2015.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2016 and 2015.

Consolidated Statements of Income and Comprehensive Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2016 and 2015 and 2014.

Consolidated Statements of Stockholder’s Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2016 and 2015 and 2014.

Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2016 and 2015 and 2014.

Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“Fidelity Investments Life”) establishing the Fidelity Investments Variable Annuity Account I. (Note 1)

(2) Not Applicable.

(3) (a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC (Note 1)

(b) Commission Schedule.  (Note 1)

(4) (a) Specimen Variable Annuity Contract.  (Note 1)

(b) Specimen Variable Annuity Contract for Use with Sponsored Arrangements. (Note 1)

(c) Endorsement for Qualified Contracts.  (Note 1)

(5) (a) Application for Variable Annuity Contract.  (Note 1)

(b) Application for Variable Annuity Contract for Use with Sponsored Arrangements.  (Note 1)

(6) (a) Articles of Domestication of Fidelity Investments Life.  (Note 1)

(b) Amended By-laws of Fidelity Investments Life.  (Note 1)

(7) Form of Reinsurance Agreement - Not Applicable.

(8) Not Applicable

(9)  Legal opinion and consent of Lance A. Warrick, filed herein as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

(11) Not Applicable.

(12) Not Applicable.

(13) Performance Advertising Calculations (Note 1)

(14) (a) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund. (Note 1)

(b) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund II. (Note 1)

(c) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund III. (Note 1)

(d) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV. (Note 1)

(e) Form of Participation Agreement between Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the “Adviser”), (Note 2)

(f) Form of Participation Agreement between Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. (“FUND”), and PILGRIM BAXTER & ASSOCIATES, LTD. (“ADVISER”). (Note 2)

(g) Form of Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the “Fund”), and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (the “Adviser”). (Note 3)

(h) Form of Participation Agreement between Fidelity Investments Life and Warburg, Pincus Trust, (the “Fund”); Warburg, Pincus Counsellors, Inc. (the “Adviser”); and Counsellors Securities Inc. (Note 4)

(i) Form of Distribution Agreement effective as of August 12, 1999 by and among Fidelity Investments Life Insurance Company, Fidelity Brokerage Services LLC and Pacific Guardian Life Insurance Company, Limited. (Note 5)

(j) Form of Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Distributor”) and LAZARD RETIREMENT SERIES, INC. (“Fund”). (Note 6)

(k) Form of Participation Agreement between Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company. (Note 7)

(15) Powers of Attorney

(a)                                           Power of Attorney for William J. Johnson (Note 8)

(b)                                           Power of Attorney for Norman L. Ashkenas (Note 8)

(c)                                         Power of Attorney for Peter G. Johannsen (Note 8)

(d)                                           Power of Attorney for Malcolm MacKay (Note 8)

(e)                                            Power of Attorney for Kathleen A. Murphy (Note 8)

(f)                                             Power of Attorney for Rodney R. Rohda (Note 8)

(g)                                            Power of Attorney for Roger T. Servison (Note 8)

(h)                                           Power of Attorney for Floyd L. Smith (Note 8)

(i)                                               Power of Attorney for Derek L. Young (Note 8)

(j)                                              Power of Attorney for Sriram Subramaniam (Note 8)

(k)                                           Power of Attorney for Miles Mei (Note 8)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 10 to this Registration Statement filed on April 26, 1996.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 12 to this Registration Statement filed electronically on August 29, 1997.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 13 to this Registration Statement filed electronically on April 29, 1998.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 15 to this Registration Statement filed on January 25, 1999.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 19 to this Registration Statement filed on April 24, 2001.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 26 to this Registration Statement filed electronically on April 27, 2006.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed on September 21, 2009.

(Note 8) Incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

WILLIAM J. JOHNSON, JR., Director and President

NORMAN L. ASHKENAS, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

FLOYD L. SMITH, Director
DEREK L. YOUNG, Director

SRIRAM SUBRAMANIAM, Director

Executive Officers Who Are Not Directors

David A. Golino	Senior Vice President and Chief Financial Officer

Joshua M. Deakin	Vice President, Client Services
Richard S. Rowland	Vice President, Channel Development

Deborah Walsh	Senior Vice President, Systems and Technology
Miles Mei	Treasurer
Maryann P. Crews	Illustration Actuary
Robert K. Leach	Appointed Actuary
Felicia F. Tierney	Vice President, Human Resources

Brian N. Leary	Vice President, Consumer Services Officer and Chief Compliance Officer

Lance A. Warrick	Vice President, Senior Legal Counsel and Secretary

The principal business address for each of the persons listed in Item 25 is 100 Salem Street, Smithfield, RI 02917.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2017 there were 756 Qualified Contracts and 42,248 Non-qualified Contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company.  A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation.  Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law.  These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a)  Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	Director, Chief Executive Officer and President

Kevin M. Barry	Director
Edward Orazem	Director

Kathleen Murphy	Director
Richard Lyons	Chief Financial Officer and Senior Vice President
Donald St. Peter	Vice President, Real Estate
Tami R. Rash	Treasurer

Eric C. Green	Assistant Treasurer

Norman Ashkenas	Chief Compliance Officer
David Forman	Secretary and Chief Legal Officer
Peter D. Stahl	Assistant Secretary

(c)  $0.00

The address for each person named in Item 29 is 900 Salem Street, Smithfield, RI 02917.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 100 Salem Street, Smithfield, RI 02917.

Item 31. Management Services

Not applicable

Item 32. Undertakings

(a)                                 Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)                                 Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)                                  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)                                 Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e)                                  Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 38 to the Registration Statement to be signed on its behalf in the town of Smithfield and the State of Rhode Island, on this 28th day of April, 2017.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/Lance A. Warrick
	William J. Johnson, Jr.		Lance A. Warrick
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 28th day of April, 2017.

Signature	Title

/s/ *		)
William J. Johnson, Jr.	President and Director	)
)
/s/ *		)
Norman L. Ashkenas	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		) By:	/s/ Lance A. Warrick
Kathleen A. Murphy	Director	)	Lance A. Warrick
		)	(Attorney-in-Fact)*
/s/ *		)
Rodney R. Rohda	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
Malcom MacKay	Director	)
)

)
/s/ *		) By:	/s/ Lance A. Warrick
Floyd L. Smith	Director	)	Lance A. Warrick
		)	(Attorney-in-Fact)*
/s/ *		)
Peter G. Johannsen	Director	)
)
/s/ *		)
Derek L. Young	Director	)
)
/s/ *		)
Sriram Subramaniam	Director	)
)